Registration No. 33-33799
                                File No. 811-6001

                    SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, DC. 20549
                                 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   / X /

     PRE-EFFECTIVE AMENDMENT NO. ___                      /   /

     POST-EFFECTIVE AMENDMENT NO. 13                      / X /

                                  and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                         / X /

     Amendment No. 14                                 / X /

                  OPPENHEIMER GLOBAL GROWTH & INCOME FUND
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            (Exact Name of Registrant as Specified in Charter)

           Two World Trade Center, New York, New York 10048-0203
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                 (Address of Principal Executive Offices)

                               212-323-0200
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                      (Registrant's Telephone Number)

                          ANDREW J. DONOHUE, ESQ.
                          OppenheimerFunds, Inc.
           Two World Trade Center, New York, New York 10048-0203
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                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

     /   / Immediately upon filing pursuant to paragraph (b)

     /   / 60 days after filing pursuant to paragraph (a)(1)

     /   / 75 days after filing pursuant to paragraph (a)(2)


/ X / On January 24, 1997, pursuant to paragraph (b)

     /   / On ______________, pursuant to paragraph (a)(1)

     /   / On ______________, pursuant to paragraph (a)(2)

           of Rule 485.
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The Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940. A Rule 24f-2 Notice for the Registrant's fiscal year ended September 30, 1996 was filed on
November 27, 1996.
                                 FORM N-1A

                  OPPENHEIMER GLOBAL GROWTH & INCOME FUND

                           Cross Reference Sheet

Part A of
Form N-1A
Item No.  Prospectus Heading


1         Front Cover Page
2         Expenses; A Brief Overview of the Fund
3         Financial Highlights; Performance of the Fund
4 Front Cover Page; How the Fund is Managed--Organization and History; Investment Objective and Policies
5         How the Fund is Managed; Expenses; Back Cover
5A        Performance of the Fund
6 How the Fund is Managed--Organization and History-- The Transfer Agent; Dividends, Capital Gains and Taxes; Investment Objective and Policies--Portfolio Turnover
7         Shareholder Account Rules and Policies; How Buy Shares;
          How to Exchange Shares; Special Investor Services; Service Plan for Class A Shares; Distribution and Service Plan for Class B Shares; Distribution and Service Plan for Class C Shares; How to Sell Shares
8         How to Sell Shares; Special Investor Services
9         *

Part B of
Form N-1A
Item No.  Heading In Statement of Additional Information

10            Cover  Page
11            Cover Page
12            *
13            Investment Objective and Policies; Other
          Investment Techniques and Strategies; Additional
          Investment Restrictions
14            How the Fund is Managed - Trustees and Officers of
              the Fund
15            How the Fund is Managed - Major Shareholders
16            How the Fund is Managed; Distribution and Service
              Plans
17            Brokerage Policies of the Fund
18            Additional Information About the Fund
19            Your Investment Account - How to Buy Shares; How
              to Sell Shares; How to Exchange Shares
20            Dividends, Capital Gains and Taxes
21            How the Fund is Managed; Brokerage Policies of the
              Fund
22            Performance of the Fund
23            Financial Statements

----------------
* Not applicable or negative answer.

OPPENHEIMER GLOBAL GROWTH & INCOME FUND

Prospectus dated January 24, 1997

          Oppenheimer Global Growth & Income Fund is a mutual fund with the investment objective of seeking capital appreciation consistent with preservation of principal while providing current income. The Fund may invest in common stocks, convertible securities and fixed income securities. It may emphasize one or more of those types of securities at any one time, or invest in a combination of them, depending on market conditions. The Fund will normally invest in at least four countries (including the United States) and expects to invest a substantial amount of its assets in foreign securities. The Fund may also write covered calls and use certain hedging instruments. The Fund is not intended for investors whose principal objective is assured income.

          Some investment techniques the Fund uses may be considered to be speculative investment methods that may increase the risks of investing in the Fund and may also increase the Fund's operating costs. You should carefully review the risks associated with an investment in the Fund. Please refer to "Investment Objective and Policies" for more information about the types of securities the Fund invests in, its investment methods and the risks of investing in the Fund.

          This Prospectus explains concisely what you should know before investing in the Fund. Please read this Prospectus carefully and keep it for future reference. You can find more detailed information about the Fund in the January 24, 1997 Statement of Additional Information. For a free copy, call OppenheimerFunds Services, the Fund's Transfer Agent, at 1-800-525-7048, or write to the Transfer Agent at the address on the back cover. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference (which means that it is legally part of this Prospectus).

                                   (OppenheimerFunds logo)

Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the F.D.I.C. or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents


          ABOUT THE FUND

          Expenses
          A Brief Overview of the Fund
          Financial Highlights
          Investment Objective and Policies
          How the Fund is Managed
          Performance of the Fund

          ABOUT YOUR ACCOUNT

          How to Buy Shares
          Class A Shares
          Class B Shares
          Class C Shares
          Special Investor Services
          AccountLink
          Automatic Withdrawal and Exchange Plans
          Reinvestment Privilege
          Retirement Plans
          How to Sell Shares
          By Mail
          By Telephone
          How to Exchange Shares
          Shareholder Account Rules and Policies
          Dividends, Capital Gains and Taxes

          Appendix A: Special Sales Charge Arrangements
ABOUT THE FUND

Expenses

The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services, and those expenses are subtracted from the Fund's assets to calculate the Fund's net asset value per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are provided to help you understand your direct expenses of investing in the Fund and your share of the Fund's business operating expenses that you will bear indirectly. The numbers below are based on the Fund's expenses during its last fiscal year ended September 30, 1996.

     Shareholder Transaction Expenses are charges you pay when you buy or sell shares of the Fund. Please refer to "About Your
Account," starting on page __, for an explanation of how and when these charges apply.


                            Class A     Class B     Class C
                            Shares         Shares        Shares
                            --------    ---------      ---------
Maximum Sales Charge on
  Purchases                    5.75%       None        None
  (as a % of offering price)
Maximum Deferred Sales
  Charge                    None(1)     5% in the first  1.0% if shares
  (as a % of the lower                     year, declining  are redeemed
  of the original                       to 1% in the     within 12 months
  offering price or                        sixth year and   of purchase (2)
  redemption proceeds)                     eliminated
                                     threafter (2)
Maximum Sales Charge on
  Reinvested Dividends            None     None          None

Exchange Fee                   None       None           None
Redemption Fee                 None     None           None


_______________________

(1) If you invest $1 million or more ($500,000 or more for purchases by "Retirement Plans," as defined in "Class A Contingent Deferred Sales Charge" on page ____), in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 18 calendar months from the end of the calendar month during which you purchased those shares. See "How to Buy Shares - Buying Class A Shares," below.

(2)  See "How to Buy Shares - Buying Class B Shares" and "How to
     Buy Shares - Buying Class C Shares," for more information on the contingent deferred sales charges.

     Annual Fund Operating Expenses are paid out of the Fund's assets and represent the Fund's expenses in operating its business. For example, the Fund pays management fees to its investment advisor, OppenheimerFunds, Inc. (which is referred to in this Prospectus as the "Manager"). The rates of the Manager's fees are set forth in "How the Fund is Managed," below. The Fund has other regular expenses for services, such as transfer agent fees, custodial fees paid to the bank that holds its portfolio securities, audit fees and legal expenses. Those expenses are detailed in the Fund's Financial Statements in the Statement of Additional Information.

     Annual Operating Expenses (as a Percentage of Average Net Assets)

                    Class A       Class B     Class C
                    Shares        Shares      Shares
                    -------       -------- --------



Management Fees      0.80%        0.80%    0.80%
12b-1 Distribution
  Plan Fees          0.25%        1.00%    1.00%
Other Expenses       0.47%        0.48%    0.48%
Total Fund Operating
   Expenses         1.52%         2.28%    2.28%

  The numbers for Class A and Class C shares in the table above are based on the Fund's expenses in its fiscal year ended September 30, 1996. These amounts are shown as a percentage of the average net assets of each of those classes of the Fund's shares for that year. Class B shares were not publicly offered before October 10, 1995. Therefore, the Annual Fund Operating Expenses shown for Class B shares are based on expenses for the period from October 10, 1995 until September 30, 1996. The actual expenses for each class of shares in future years may be more or less than the numbers in the table, depending on a number of factors, including changes in the actual value of the Fund's assets represented by each class of shares.

     Examples. To try to show the effect of these expenses on an investment over time, we have created the hypothetical examples shown below. Assume that you make a $1,000 investment in each class of shares of the Fund, that the Fund's annual return is 5%, and that its operating expenses for each class are the ones shown in the Annual Fund Operating Expenses table above. If you were to redeem your shares at the end of each period shown below, your investment would incur the following expenses by the end of 1, 3, 5 and 10 years:

                 1 year     3 years     5 years     10 years*
                 ------     -------- -------- ----------

Class A Shares   $72        $103     $136        $228
Class B Shares   $73        $101        $142        $225
Class C Shares   $33        $ 71        $122        $262

  If you did not redeem your investment, it would incur the following expenses:

Class A Shares   $72        $103        $136        $228
Class B Shares   $23        $ 71        $122        $225
Class C Shares   $23        $ 71        $122        $262


*In the first example, expenses include the Class A initial sales charge and the applicable Class B or Class C contingent deferred sales charge.
In the second example, Class A expenses include the initial sales charge, but Class B and Class C expenses do not include contingent deferred sales charges. The Class B expenses in years 7 through 10 are based on the Class A expenses shown above, because the Fund automatically converts your Class B shares into Class A shares after 6 years. Because of the effect of the asset-based sales charge and contingent deferred sales charge imposed on Class B and Class C shares, long-term holders of Class B and Class C shares could pay the economic equivalent of more than the maximum front-end sales charge allowed under applicable regulations. For Class
B shareholders, the automatic conversion of Class B shares to Class A shares is designed to minimize the likelihood that this will occur.
Please refer to "How to Buy Shares - Buying Class B Shares" for more information.

  These examples show the effect of expenses on an investment, but are not meant to state or predict actual or expected costs or investment returns of the Fund, all of which may be more or less than those shown.

A Brief Overview of the Fund

Some of the important facts about the Fund are summarized below, with references to the section of this Prospectus where more complete information can be found. You should carefully read the entire Prospectus before making a decision about investing in the Fund. Keep the Prospectus for reference after you invest, particularly for information about your account, such as how to sell or exchange shares.

     What Is The Fund's Investment Objective? The Fund's investment objective is to seek capital appreciation consistent with preservation of principal while providing current income.

     What Does the Fund Invest In? The Fund may invest in common stocks, convertible securities and debt securities, such as debentures or bonds. To seek growth, the Fund will emphasize common stocks and convertible securities. For income, the Fund will invest in debt securities and dividend-paying stocks. The Fund may emphasize one or more different types of securities or a combination of securities from time to time, depending on market conditions. The Fund will normally invest in at least four countries (including the United States). The Fund may also write covered calls and use derivative investments to enhance income, and may use hedging instruments, including some derivative investments, to try to manage investment risks. These investments and investment methods are more fully explained in "Investment Objective and Policies," starting on page __.

     Who Manages the Fund? The Fund's investment advisor (the "Manager") is OppenheimerFunds, Inc.. The Manager (including a subsidiary) manages investment company portfolios having over $62 billion in assets at December 31, 1996. The Manager is paid an advisory fee by the Fund, based on its net assets. The Fund's portfolio manager, Mr. Frank Jennings, is employed by the Manager. He is primarily responsible for the selection of the Fund's securities. The Fund's Board of Trustees, elected by shareholders, oversees the investment advisor and the portfolio manager. Please refer to "How the Fund is Managed" starting on page __ for more information about the Manager and its fees.

     How Risky is the Fund? All investments carry risks to some degree. The Fund's investments in stocks and bonds are subject to changes in their value from a number of factors such as changes in general bond and stock market movements, or the change in value of particular stocks or bonds because of an event affecting the issuer. Changes in interest rates can affect bond prices. These changes affect the value of the Fund's investments and its price per share. The Fund's investment in foreign securities involves additional risks not associated with investment in domestic securities, including risks associated with changes in currency rates.

  Certain of the Fund's investment techniques and strategies, such as purchasing securities with borrowed funds, may subject an investment in the Fund to relatively greater risks and costs than a mutual fund that does not utilize these practices. While the Manager tries to reduce risks by diversifying investments, by carefully researching securities before they are purchased for the portfolio, and in some cases by using hedging techniques, there is no guarantee of success in achieving the Fund's objective and your shares may be worth more or less than their original cost when you redeem them. Please refer to "Investment Objective and Policies" starting on page __ for a more complete discussion of the Fund's investment risks.

     How Can I Buy Shares? You can buy shares through your dealer or financial institution, or you can purchase shares directly through the Distributor by completing an Application or by using an Automatic Investment Plan under AccountLink. Please refer to "How to Buy Shares" on page __ for more details.

     Will I Pay a Sales Charge to Buy Shares? The Fund offers the individual investor three classes of shares. Each class has the same investment portfolio but different expenses. Class A shares are offered with a front-end sales charge, starting at 5.75%, and reduced for larger purchases. Class B and Class C shares are offered without a front-end sales charge, but may be subject to a contingent deferred sales charge if redeemed within 6 years or 12 months, respectively, of purchase. There is also an annual asset-based sales charge on Class B and Class C shares. Please review "How to Buy Shares" starting on page ___ for more details, including a discussion about which class may be appropriate for you.

     How Can I Sell My Shares? Shares can be redeemed by mail or by telephone call to the Transfer Agent on any business day, or through your dealer. Please refer to "How to Sell Shares" on page __. The Fund also offers exchange privileges to other Oppenheimer funds, described in "How To Exchange Shares" on page __.

     How Has the Fund Performed? The Fund measures its performance by quoting its average annual total returns and cumulative total returns, which measure historical performance. Those returns can be compared to the returns (over similar periods) of other funds. Of course, other funds may have different objectives, investments, and levels of risk. The Fund's performance can also be compared to a broad-based market index and a narrower market index, which we have done on page __. Please remember that past performance does not guarantee future results.

Financial Highlights

  The table on the following pages presents selected financial information about the Fund, including per share data, expense ratios and other data based on the Fund's average net assets. This information has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors, whose report on the Fund's financial statements for the fiscal year ended September 30, 1996 is included in the Statement of Additional Information.

                              FINANCIAL HIGHLIGHTS

                                                       CLASS A
                                                       --------------------------------------------------------------------

                                                       YEAR ENDED SEPTEMBER 30,
                                                          1996       1995       1994       1993      1992       1991(3)
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                      $  14.98   $  15.21   $  14.09   $ 11.91   $ 12.43    $ 11.43
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                          .47        .45        .33       .29       .26        .37
Net realized and unrealized gain (loss)                       1.40        .54       1.62      2.17      (.47)       .95
---------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations                1.87        .99       1.95      2.46      (.21)      1.32
---------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                          (.40)      (.40)      (.35)     (.17)     (.28)      (.32)
Distributions from net realized gain                          (.83)      (.82)      (.48)     (.11)     (.03)        --
---------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                              (1.23)     (1.22)      (.83)     (.28)     (.31)      (.32)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $  15.62   $  14.98   $  15.21   $ 14.09   $ 11.91    $ 12.43
                                                       ====================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(4)                          13.28%      7.43%     13.96%    21.00%    (1.76)%    11.73%
---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                  $120,214   $113,341   $124,017   $86,019   $49,735    $29,239
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands )                        $115,186   $120,267   $117,164   $59,951   $37,116    $19,340
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                         2.65%      3.09%      2.44%     2.68%     2.41%      4.05%(5)
Expenses                                                      1.52%      1.63%      1.49%     1.56%     1.74%      1.94%(5)
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                                   207.8%     135.2%      87.4%     90.6%     51.3%      23.5%
Average brokerage commission rate(7)                      $ 0.0004         --         --        --        --         --

                                                     CLASS B            CLASS C
                                                     --------------     ------------------------------------------------
                                                     PERIOD ENDED
                                                     SEPTEMBER 30,      YEAR ENDED SEPTEMBER 30,
                                                        1996(2)            1996            1995              1994(1)
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                    $ 14.72            $ 14.92         $ 15.17           $ 14.85
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .36                .35             .35               .22
Net realized and unrealized gain (loss)                    1.63               1.40             .53               .87
------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations             1.99               1.75             .88              1.09
------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                       (.31)              (.29)           (.31)             (.29)
Distributions from net realized gain                       (.83)              (.83)           (.82)             (.48)
------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                           (1.14)             (1.12)          (1.13)             (.77)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $ 15.57            $ 15.55         $ 14.92           $ 15.17
                                                     ===================================================================

------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(4)                       14.33%             12.45%           6.61%             7.41%
------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                $ 8,131            $35,706         $28,295           $17,008
------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $ 3,815            $31,371         $22,211           $ 7,896
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                      1.64%(5)           1.87%           2.36%             1.85%(5)
Expenses                                                   2.28%(5)           2.28%           2.39%             2.44%(5)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                                207.8%             207.8%          135.2%             87.4%
Average brokerage commission rate(7)                    $0.0004            $0.0004              --                --

1. For the period from December 1, 1993 (inception of offering) to September 30, 1994.

2. For the period from October 10, 1995 (inception of offering) to September 30, 1996.

3. For the period from October 22, 1990 (commencement of operations) to September 30, 1991.

4. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

5. Annualized.

6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended September 30, 1996 were $306,553,668 and $296,763,170, respectively.

7. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period divided by the total number of related shares purchased and sold.

Investment Objective and Policies

Objective. As its investment objective, the Fund seeks capital appreciation consistent with preservation of principal while providing current income.

Investment Policies and Strategies. In seeking its investment objective, the Fund may invest in common stocks and securities convertible into common stocks to seek growth, or debt securities such as bonds, notes and debentures, and income producing stocks, to seek current income. The Fund does not have any policy requiring that a specific percentage of its assets be invested to seek growth or to seek income, and the Fund may at times invest primarily for growth, or primarily for income, or a combination of the two, depending on the Manager's assessment of market conditions.

  The Fund will invest in foreign as well as U.S. securities and normally will invest in at least four countries (including the United States). The Manager expects that the Fund will normally invest a substantial portion of its assets in foreign securities (discussed in "Foreign Securities," below). While the Fund may invest in securities having appreciation possibilities, the Manager will select securities which, in the view of the Manager, would not involve undue risk to principal. However, the prices of stocks will fluctuate and the value of the Fund's shares will also fluctuate as a result.

  The Fund's portfolio manager currently uses an investment strategy in selecting foreign and domestic securities that examines the effects of worldwide trends on the growth of various business sectors. These trends, or "global themes," currently include telecommunications expansion, emerging consumer markets, infrastructure development, natural resource use and development, corporate restructuring, capital market development in foreign countries, healthcare expansion and global integration. These trends, which may affect the growth of companies having businesses in these sectors or which are affected by their development, may suggest opportunities for investing the Fund's assets. The Manager does not invest a fixed amount of the Fund's assets in any one sector, and these themes and this approach may change over time.

  When investing the Fund's assets, the Manager considers many factors, including general economic conditions abroad relative to those in the U.S. and the trends in foreign and domestic stock markets. The Fund may try to hedge against losses in the value of its portfolio of securities by using hedging strategies or derivative investments, described below.

   When market or economic conditions are unstable, the Fund may invest all or a portion of its assets in U.S. Government securities, money market instruments, commercial paper and short-term debt securities. See "Temporary Defensive Investments," below. It is expected that short-term debt securities (which mature in one year or less from the date of purchase) will be emphasized for defensive purposes.

  The Fund's portfolio manager may employ special investment techniques in selecting securities for the Fund. These are also described below. Additional information may be found about them under the same headings in the Statement of Additional Information. The Fund is not intended for investors whose principal objective is assured income. Since market risks are inherent in all investments to varying degrees, there can be no assurance that the Fund will meet its investment objective.

     Can the Fund's Investment Objective and Policies Change? The Fund has an investment objective, described above, as well as investment policies it follows to try to achieve its objective. Additionally, the Fund uses certain investment techniques and strategies in carrying out those investment policies. The Fund's investment policies and techniques are not "fundamental" unless this Prospectus or the Statement of Additional Information says that a particular policy is "fundamental." The Fund's investment objective is a fundamental policy.

  Fundamental policies are those that cannot be changed without the approval of a "majority" of the Fund's outstanding voting shares. The term "majority" is defined in the Investment Company Act to be a particular percentage of outstanding voting shares (and this term is explained in the Statement of Additional Information). The Fund's Board of Trustees may change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.

     Stock Investment Risks. Because the Fund may invest a substantial portion of its assets in stocks, the value of the Fund's portfolio will be affected by changes in the stock markets. At times, the stock markets can be volatile and stock prices can change substantially. This market risk will affect the Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change. Not all stock prices change uniformly or at the same time, not all stock markets move in the same direction at the same time, and other factors can affect a particular stock's prices (for example, poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, and changes in government regulations affecting an industry). Not all of these factors can be predicted.

  The Fund attempts to limit market risks by diversifying its investments, that is, by not holding a substantial amount of the stock of any one company and by not investing too great a percentage of the Fund's assets in any one company. Also, the Fund does not concentrate its investments in any one industry or group of industries. Because changes in stock and bond market prices can occur at any time, and because yields on debt securities available at different times will vary, there is no assurance that the Fund will achieve its investment objective, and when you redeem your shares, they may be worth more or less than what you paid for them.

     Interest Rate Risks. Fixed income or debt securities are subject to credit risks, described below, and are also subject to changes in their value due to changes in prevailing interest rates. When prevailing interest rates fall, the values of already-issued fixed-income securities generally rise. When interest rates rise, the values of already-issued fixed-income securities generally decline. The magnitude of these fluctuations will often be greater for longer-term fixed-income securities than shorter-term fixed-income securities. Changes in the value of securities held by the Fund mean that the Fund's share prices can go up or down when interest rates change because of the effect of interest rate fluctuations on the value of the Fund's portfolio of debt securities.

     Special Risks of Lower-Rated Securities. The Fund does not limit its investments in bonds and debentures to issues having specific credit ratings. The Manager does not rely solely on the ratings of rated securities in making investment decisions but evaluates other economic and business factors affecting the issuer as well. The Fund may invest in bonds and debentures rated below "investment grade" (investment grade securities are generally those in the four highest rating categories of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P")). The Fund can invest in securities rated "C" or "D," which indicate that the obligations are speculative in a high degree and may be in default.

  The Fund will invest no more than 25% of its total assets in non-investment grade securities, which are those securities rated below "BBB" by Standard & Poor's or below "Baa" by Moody's, or unrated securities that are judged by the Manager to have comparable ratings. They are commonly called "junk bonds." The Fund currently intends to invest no more than 15% of its total assets in securities rated below BBB or Baa. The Fund is not obligated to dispose of securities that are downgraded below investment grade after the Fund buys them. The Appendix to the Statement of Additional Information describes these rating categories.

  High yield, lower-grade securities, whether rated or unrated, often have speculative characteristics. They may be subject to greater price fluctuations and risk of loss of income and principal than lower yielding, investment grade securities. There may be less of a market for them and therefore they may be harder to sell at an acceptable price. There is a relatively greater possibility that the issuer's earnings may be insufficient to make the payments of interest due on the bonds. The issuer's low creditworthiness may increase the potential for its insolvency.

    How the Fund's Portfolio Securities Are Rated.  As of
September 30, 1996, the Fund's portfolio included corporate bonds in the following S&P rating categories (if the securities were unrated they were determined by the Manager to be comparable to the category indicated). The amounts shown are dollar-weighted average values of the bonds in each category measured as a percentage of the Fund's total assets: AAA, 0.39%; AA, 0.68%; A, 2.49%; BB, 1.45%; B, 2.40%; CCC, 1.90%;. The Appendix to the Statement of Additional Information describes the rating categories. The allocation of the Fund's assets among securities in the different rating categories will vary over time.

     Foreign Securities. Under normal circumstances, as a matter of fundamental policy, the Fund will invest in the United States and at least three foreign countries. Otherwise, the Fund may invest its assets without limit in equity and debt securities issued or guaranteed by foreign companies or foreign governments, including foreign government agencies. The Fund will normally invest a substantial amount of its assets in foreign securities. The Fund may invest in any country, whether it is developed or underdeveloped. Investments in securities of issuers in non-industrialized countries generally involve more risk and may be considered to be highly speculative. The Fund's selection of foreign securities must be consistent with preservation of capital, however, under its investment objective.

  The Fund may invest in foreign securities that are U.S. dollar-denominated debt obligations known as "Brady Bonds." They are issued to exchange existing commercial bank loans to foreign entities for new obligations that are generally collateralized by zero coupon U.S. Treasury securities having the same maturity. The Fund may also buy foreign debt obligations such as bonds (including sinking fund and callable bonds), debentures and notes (including variable and floating rate instruments), and preferred stocks and zero coupon securities. The Fund may purchase foreign securities denominated in U.S. dollars or in foreign currencies. The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

     Foreign securities have special risks. There are special risks in investing in foreign securities. Because the Fund may buy securities denominated in foreign currencies or traded primarily in foreign markets, a change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.

  Currency rate changes will also affect the income available to distribute to shareholders of the Fund. Although the Fund's investment income from foreign securities will be received in foreign currencies, the Fund will be required to distribute its income to shareholders in U.S. dollars. Therefore, the Fund will absorb the cost of currency fluctuations. While the Fund may use hedging techniques to try to reduce the risk of currency fluctuations, if the Fund suffers losses on foreign currencies after it has distributed its income during the year, it may find that it has distributed more income than was available from net investment income. That could result in previously distributed income being re-classified as a return of capital to shareholders.

  Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by other factors, including exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors. Issuers of foreign securities that are not registered for sale in the U.S. do not have to comply with disclosure requirements that U.S. companies are subject to.

  In addition, it is generally more difficult to obtain court judgments outside the U.S. if the Fund were to sue a foreign issuer or broker. Additional costs may be incurred because foreign brokerage commissions are generally higher than U.S. rates, and there are additional custodial costs associated with holding securities abroad. More information about the risks and potential rewards of investing in foreign securities is contained in the Statement of Additional Information.

     Domestic Debt Securities. In addition to the bonds and debentures described above, that the Fund can invest in, it may also invest in other types of debt securities.

     Mortgage-Backed Securities and CMOs. The Fund may invest in securities that represent participation interests in pools of residential mortgage loans, including collateralized mortgage obligations (CMOs). Some CMOs may be issued or guaranteed by agencies or instrumentalities of the U.S. Government (for example, Ginnie Maes, Freddie Macs and Fannie Maes). Other CMOs are issued by private issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers.

  Certain mortgage-backed securities "pass-through" to investors the interest and principal payments generated by a pool of mortgages assembled for sale by government agencies or private issuers. Pass-through mortgage-backed securities are subject to the risk that the principal value may be repaid at any time because of prepayments on the underlying mortgages. As a result, their price and yield may be more volatile than fixed-income securities that have a fixed maturity and interest rate.

  Mortgage-backed securities created by private issuers may be supported by various forms of insurance or guarantees, although there can be no assurance that private issuers will be able to meet their obligations. As new types of mortgage-related securities are developed and offered to investors, the Manager will, subject to the direction of the Fund's Board of Trustees and consistent with the Fund's investment objective and policies, consider making investment in new types of mortgage-related securities.

  The Fund may also enter into "forward roll" transactions with banks or other buyers that provide for future delivery of the mortgage-backed securities in which the Fund may invest. The Fund would be required to identify cash, U.S. Government securities or other high-grade debt securities to its custodian bank in an amount equal to its purchase payment obligation under the roll.

     Other Asset-Backed Securities. Asset-backed securities are fractional interests in pools of consumer loans or other trade receivables. They are similar to mortgage-backed securities, described above. They are issued by trusts and special purpose corporations. They are backed by a pool of assets, such as credit card or auto loan receivables, which are the obligations of a number of different parties. The income from the underlying pool is passed through to holders of the participation interests in the pool. To try to reduce some of the risks that the underlying debtors won't pay their loan installments, the pools may offer a credit enhancement, such as a letter of credit by a bank to secure the pool's obligation to repay its investors, or a guarantee or a preference right. However, the credit enhancement may apply only to a fraction of the security's value. These securities present special risks. For example, in the case of credit card receivables, the issuer of the security may have no security interest in the underlying debt that serves as the stream of income and collateral security for the pool.

     Warrants and Rights. Warrants basically are options to purchase stock at set prices that are valid for a limited period of time. Rights are options to purchase securities, normally granted to current stockholders by the issuer. The Fund may invest up to 10% of its total assets in warrants or rights. That 10% does not apply to warrants and rights the Fund acquired as part of units that include other securities or that were attached to other securities. However, the Fund does not presently expect that its investments in warrants and rights shall exceed 5% of its net assets. For further details about these investments, please refer to "Warrants and Rights" in the Statement of Additional Information.

    Board Approved Instruments. The Fund may invest in other investments (including new investments that may be developed in the future) that the Fund's Board of Trustees (or the Manager under guidelines established by the Board) determines are consistent with the Fund's investment objective and investment policies.

        Portfolio Turnover. A change in the securities held by the Fund is known as "portfolio turnover." The Fund ordinarily does not engage in short-term trading to try to achieve its objective.
The "Financial Highlights," above, show the Fund's portfolio turnover rate during past fiscal years.

  Portfolio turnover affects brokerage costs, dealer mark-ups and other transaction costs and results in the Fund's realization of capital gains or losses for tax purposes. It may also affect the Fund's ability to qualify as a "regulated investment company" under the Internal Revenue Code for tax deductions for dividends and capital gains distributions the Fund pays to shareholders. The Fund qualified in its last fiscal year and intends to do so in the coming year, although it reserves the right not to qualify.

Other Investment Techniques and Strategies. The Fund may also use the investment techniques and strategies described below. These techniques involve certain risks. The Statement of Additional Information contains more information about these practices, including limitations on their use that may help reduce some of the risks.

     Temporary Defensive Investments. Under normal circumstances, the Fund may hold a portion of its assets in cash equivalents (commercial paper, Treasury bills and U.S. Government securities maturing in one year or less) for day-to-day operating purposes. When stock market prices are falling or in other unusual economic or business circumstances, the Fund may invest all or a portion of its assets in defensive securities. Securities selected for defensive purposes usually may include (I) obligations issued or guaranteed by the U.S. Government, its instrumentalities or agencies, (ii) certificates of deposit, bankers' acceptances, time deposits, and letters of credit if they are payable in the United States or London, England and are issued or guaranteed by a domestic or foreign bank having total assets in excess of $1 billion, (iii) commercial paper rated in the three highest categories by S&P or Moody's and (iv) short-term debt securities (which are securities maturing in one year or less from the date of purchase), including rated or unrated bonds, debentures and preferred stocks.

     Borrowing for Leverage. The Fund may borrow up to 10% of the value of its net assets from banks on an unsecured basis to buy securities. This is a speculative investment method known as "leverage." This technique may subject the Fund to greater risks and costs than funds that do not borrow. These risks may include the possibility that the Fund's net asset values per share will fluctuate more than funds that do not borrow. Borrowing is subject to limits under the Investment Company Act, described in more detail in the Statement of Additional Information.

     Loans of Portfolio Securities. To attempt to increase its income and for liquidity purposes, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions. The value of the securities loaned may not exceed 25% of the value of the Fund's net assets. Loans are subject to other conditions described in the Statement of Additional Information. The Fund presently does not intend to lend its portfolio securities, but if it does, the value of securities loaned is not expected to exceed 5% of the value of its total assets in the current year.

     Repurchase Agreements. The Fund may enter into repurchase agreements. They are primarily used for liquidity purposes. In a repurchase transaction, the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date. Repurchase agreements must be fully collateralized. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Fund will not enter into a repurchase agreement that causes more than 10% of its net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of seven days or less.

     Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities (the Board may increase that limit to 15%). The Fund's percentage limitation on these investments does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers. The Manager monitors holdings of illiquid securities on an ongoing basis and at times the Fund may be required to sell some holdings to maintain adequate liquidity.

     "When-Issued" and "Delayed Delivery" Transactions. The Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "delayed delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery. There may be a risk of loss to the Fund if the value of the security declines prior to the settlement date.

     Loan Participation Interests. The Fund may acquire participation interests from banks and brokers in loans that are made primarily to U.S. or foreign companies. The value of loan participation interests depends primarily upon the creditworthiness of the borrower and its ability to pay interest and repay the principal. If a borrower fails to make scheduled interest or principal payments, the Fund could experience a reduction in its income and might experience a decline in the net asset value of its shares. The Fund's Board of Trustees has established quality standards for participation interests the Fund may invest in. The Fund currently intends to invest less than 5% of its net assets in participation interests.

     Hedging. As described below, the Fund may purchase and sell certain kinds of futures contracts, put and call options, forward contracts, and options on futures and securities, or enter into interest rate swap agreements. These are all referred to as "hedging instruments." The Fund does not use hedging instruments for speculative purposes, and has limits on the use of them, described below. The hedging instruments the Fund may use are described below and in greater detail in "Other Investment Techniques and Strategies" in the Statement of Additional Information.

  The Fund may buy and sell options, futures and forward contracts for a number of purposes. It may do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It may also use certain kinds of hedging instruments to try to manage its exposure to changing interest rates.

  Some of these strategies, such as selling futures, buying puts and writing covered calls, hedge the Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, tend to increase the Fund's exposure to the securities market. Forward contracts are used to try to manage foreign currency risks on the Fund's foreign investments. Foreign currency options are used to try to protect against declines in the dollar value of foreign securities the Fund owns, or to protect against an increase in the dollar cost of buying foreign securities. Writing covered call options may also provide income to the Fund for liquidity purposes or to raise cash to distribute to shareholders.

     Futures. The Fund may buy and sell futures contracts that relate to (1) broadly-based stock indices (these are referred to as Stock Index Futures), (2) interest rates (these are referred to as Interest Rate Futures), (3) bond indices (these are referred to as Bond Index Futures) or (4) foreign currencies (these are called Forward Contracts and are discussed below).

     Put and Call Options. The Fund may buy and sell certain kinds of put options (puts) and call options (calls). Calls the Fund buys or sells must be listed on a securities or commodities exchange, or traded in the over-the-counter market. In the case of puts and calls on foreign currency, they must be traded on a securities or commodities exchange, or quoted by recognized dealers in those options. A call or put option may not be purchased if the value of all of the Fund's put and call options would exceed 5% of the Fund's total assets.

  The Fund may buy calls only on securities, foreign currencies, broadly-based stock or bond indices, Stock Index Futures, Interest Rate Futures and Bond Index Futures.

  The Fund may write (that is, sell) call options. Each call the Fund writes must be "covered" while it is outstanding. That means the Fund must own the investment on which the call is written or the Fund owns and segregates liquid assets to satisfy its obligation if the class is exercised. The Fund may write calls on Futures contracts it owns, but these calls must be covered by securities or other liquid assets the Fund owns and segregated to enable it to satisfy its obligations if the call is exercised.
When the Fund writes a call, it receives cash (called a premium). The call gives the buyer the ability to buy the investment on which the call was written from the Fund at the call price during the period in which the call may be exercised. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised, while the Fund keeps the cash premium (and the investment).

  The Fund may purchase and sell put options. Buying a put on an investment gives the Fund the right to sell the investment at a set price to a seller of a put on that investment. The Fund can buy only those puts that relate to securities (whether or not it holds such securities in its portfolio), foreign currencies, Stock Index Futures, Interest Rate Futures and Bond Index Futures. The Fund may write puts on securities, broadly-based stock or bond indices, foreign currencies or Stock Index Futures. Puts the Fund buys and sells must be listed on a securities or commodities exchange or traded in the over-the-counter market. Any put sold must be covered by segregated liquid assets with not more than 50% of the Fund's assets subject to puts.

     Forward Contracts. Forward contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. The Fund uses them to try to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has purchased or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and a foreign currency. The Fund limits its exposure in foreign currency exchange contracts in a particular foreign currency to the amount of its assets denominated in that currency or in a closely-correlated currency. The Fund may also use "cross-hedging," where the Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

     Interest Rate Swaps. In an interest rate swap, the Fund and another party exchange their right to receive, or their obligation to pay, interest on a security. For example, they may swap a right to receive floating rate payments for the right to receive fixed rate payments. The Fund enters into swaps only on securities it owns. The Fund may not enter into swaps with respect to more than 25% of its total assets. Also, the Fund will segregate liquid assets (such as cash or U.S. Government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

     Hedging instruments can be volatile instruments and may involve special risks. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management.
If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.

  Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. In writing a put, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price. The use of forward contracts may reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency. Interest rate swaps are subject to credit risks (the other party may fail to meet its obligation) and also to interest rate risks: the Fund could be obligated to pay more under its swap agreements that it receives under them, as a result of interest rate changes. These risks and the hedging strategies the Fund may use are described in greater detail in the Statement of Additional Information.

     Derivative Investments. In general, a "derivative investment" is a specially-designed investment. Its performance is linked to the performance of another investment or security, such as an option, future, index or currency. The Fund can invest in a number of different kinds of "derivative investments." They are used in some cases for hedging purposes, and in others because they offer the potential for increased income and principal value. In the broadest sense, exchange-traded options and futures contracts (please refer to "Hedging" above) may be considered "derivative investments."

  One type of derivative the Fund may invest in is an "index-linked note." On the maturity of this type of debt security, payment is made based on the performance of an underlying index, unlike a typical note, where repayment of principal is based on a set face amount. Another derivative investment the Fund may invest in is a currency-indexed security. These are typically short-term or intermediate-term debt securities. Their value at maturity or the rates at which they pay income are determined by the change in value of the U.S. dollar against one or more foreign currencies or an index. In some cases, these securities may pay an amount at maturity based on a multiple of the amount of the relative currency movements. This variety of index security offers the potential for greater income but at a greater risk of loss.

  Other derivative investments the Fund may invest in include debt exchangeable for common stock of an issuer or "equity-linked debt securities" of an issuer. At maturity, the debt security is exchanged for common stock of the issuer or is payable in an amount based on the price of the issuer's common stock at the time of maturity. In either case there is a risk that the amount payable at maturity will be less than the principal amount of the debt (because the price of the issuer's common stock may not be as high as was expected).

     Derivatives may entail special risks. The company issuing the instrument might not pay the amount due on the maturity of the instrument. Also, the underlying investment or security on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. The performance of derivative investments may also be influenced by interest rate changes in the U.S. and abroad. All of these risks mean that the Fund might realize less income than expected from its investments, or that it can lose part of the value of its investments, which will affect the Fund's share price. Certain derivative investments held by the Fund may trade in the over-the-counter markets and may be illiquid. If that is the case, the Fund's investment in them will be limited, as discussed in "Illiquid and Restricted Securities," above.

     Special Situations. The Fund may invest in securities of companies that are in "special situations" that the Manager believes present opportunities for capital growth. A "special situation" may be an event such as a proposed merger, reorganization, or other unusual development that is expected to occur and which may result in an increase in the value of a company's securities regardless of general business conditions or the movement of prices in the securities market as a whole. There is a risk that the price of the security may decline if the anticipated development fails to occur.

     Short Sales "Against-the-Box". In a short sale, the seller does not own the security that is sold, but normally borrows the security to fulfill its delivery obligation. The seller later buys the securities to repay the loan, in the expectation that the price of the security will be lower when the purchase is made, resulting in a gain. The Fund may not sell securities short except in collateralized transactions referred to as short sales against-the-box," where the Fund owns an equivalent amount of the securities sold short. This technique is primarily used for tax purposes. No more than 15% of the Fund's net assets will be held as collateral for such short sales at any one time.

     Investing in Small, Unseasoned Companies. The Fund may invest in securities of small, unseasoned companies. These are companies that have been in operation for less than three years, counting the operations of any predecessors. Securities of these companies may have limited liquidity (which means that the Fund may have difficulty selling them at an acceptable price when it wants
to) and the prices of these securities may be volatile. The Fund may not invest more than 5% of its net assets in securities of small, unseasoned issuers.

Other Investment Restrictions. The Fund has certain investment restrictions that are fundamental policies. Under these fundamental policies, the Fund cannot do any of the following:

     With respect to 75% of its assets, the Fund cannot invest in securities of any one issuer (other than securities issued by the U.S. Government or any of its agencies or instrumentalities) if immediately thereafter (a) more than 5% of the Fund's total assets would be invested in securities of that issuer, or (b) the Fund would then own more than 10% of that issuer's voting securities.

     The Fund cannot concentrate investments to the extent that more than 25% of the value of its total assets is invested in securities of issuers in the same industry (other than securities of the U.S. Government or any of its agencies or instrumentalities).

  Unless the prospectus states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment and the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund. Other investment restrictions are listed in "Investment Restrictions" in the Statement of Additional Information.

How the Fund is Managed

Organization and History. The Fund was organized in 1990 as a Massachusetts business trust. The Fund is an open-end, diversified management investment company, with an unlimited number of authorized shares of beneficial interest.

  The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager. "Trustees and Officers of the Fund" in the Statement of Additional Information names the Trustees and officers of the Fund and provides more information about them. Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

  The Board of Trustees has the power, without shareholder approval, to divide unissued shares of the Fund into two or more classes. The Board has done so, and the Fund currently has three classes of shares, Class A, Class B and Class C. All classes invest in the same investment portfolio. Each class has its own dividends and distributions and pays certain expenses, which may be different for the different classes. Each class may have a different net asset value. Each share has one vote at shareholder meetings, with fractional shares voting proportionally. Only shares of a particular class vote as a class on matters that affect that class alone. Shares are freely transferrable.

The Manager and Its Affiliates. The Fund is managed by the Manager, OppenheimerFunds, Inc., which is responsible for selecting the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement which states the Manager's responsibilities. The Investment Advisory Agreement sets forth the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

  The Manager has operated as an investment advisor since 1959. The Manager (including a subsidiary) currently manages investment companies, including other Oppenheimer funds, with assets of more than $62 billion as of December 31, 1996, and with more than 3 million shareholder accounts. The Manager is owned by Oppenheimer Acquisition Corp., a holding company that is owned in part by senior officers of the Manager and controlled by Massachusetts Mutual Life Insurance Company.

     Portfolio Manager.  The Portfolio Manager of the Fund is
Frank Jennings. He is a Vice President of the Manager and he has been the person principally responsible for the day-to-day management of the Fund's portfolio since October 2, 1995. Prior to joining the Manager, Mr. Jennings was a Managing Director of Global Equities at Mitchell Hutchins Asset Management, Inc., a subsidiary of Paine Webber, Inc. Prior to that, Mr. Jennings was a global funds manager for AIG Global Investors.


     Fees and Expenses. Under the Investment Advisory Agreement the Fund pays the Manager the following annual fees, which decline on additional assets as the Fund grows: 0.80% of the first $250 million of average annual net assets; 0.77% of the next $250 million; 0.75% of the next $500 million; 0.69% of the next $1 billion; and 0.67% of average annual net assets in excess of $2 billion. The Fund's management fee for its fiscal year ended September 30, 1996 was 0.80% of average annual net assets for its Class A and Class C shares, and for Class B shares (on an annualized basis).

  The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment. More information about the Investment Advisory Agreement and the other expenses paid by the Fund is contained in the Statement of Additional Information.

  There is also information about the Fund's brokerage policies and practices in "Brokerage Policies of the Fund" in the Statement of Additional Information. That section discusses how brokers and dealers are selected for the Fund's portfolio transactions. When deciding which brokers to use, the Manager is permitted by the Investment Advisory Agreement to consider whether brokers have sold shares of the Fund or any other funds for which the Manager serves as investment advisor.

     The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes the shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

     The Transfer Agent. The Fund's transfer agent is OppenheimerFunds Services, a division of the Manager, which acts as the shareholder servicing agent for the Fund and the other Oppenheimer funds on an "at-cost" basis. It also acts as the shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free number shown below in this Prospectus and on the back cover.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses the terms "total return" and "average annual total return" to illustrate its performance. The performance of each class of shares is shown separately, because the performance of each class will usually be different as a result of the different kinds of expenses each class bears. These returns measure the performance of a hypothetical account in the Fund over various periods, and do not show the performance of each shareholder's account (which will vary if dividends are received in cash or shares are sold or purchased). The Fund's performance information may help you see how well your Fund has done over time and to compare it to other funds or market indices, as we have done below.

  It is important to understand that the Fund's total returns represent past performance and should not be considered to be predictions of future returns or performance. More detailed information about how total returns are calculated is contained in the Statement of Additional Information, which also contains information about other ways to measure and compare the Fund's performance. The Fund's investment performance will vary over time, depending on market conditions, the composition of the portfolio, expenses and which class of shares you purchase.

     Total Returns. There are different types of total returns used to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show the Fund's actual year-by-year performance.

  When total returns are quoted for Class A shares, normally the current maximum initial sales charge has been deducted. When total returns are shown for Class B shares, normally the contingent deferred sales charge that applies to the period for which total return is shown has been deducted. When total returns are shown for a one-year period (or less) for Class C shares, they reflect the effect of the contingent deferred sales charge. However, total returns may also be quoted "at net asset value," without considering the effect of either the front-end or the appropriate contingent deferred sales charge, as applicable, and those returns would be less if sales charges were deducted.

How Has the Fund Performed? Below is a discussion by the Manager of the Fund's performance during its last fiscal year ended September 30, 1996, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index and narrower market index.

     Management's Discussion of Performance. The Fund's performance during its fiscal year ended September 30, 1996, was affected by the outperformance of the major foreign markets by the U.S. stock market, and by the outperformance of NASDAQ-listed issues in the U.S. stock market by exchange-listed issues. The Manager utilized the following global theme areas in selecting stocks for the equity portion of the Fund's portfolio: technology, telecommunications, heathcare, natural resources, infrastructure and restructuring. The Fund's equity investments in telecommunications stock were decreased in response to lower profits as a result of growing competition, and its investments were increased in the medical technology area, including pharmaceutical and biotechnology companies. The Fund's equity investments also focused on consumer non-cyclical stocks, particularly companies with products aimed at middle-class consumers. The Fund's investment in bonds were adversely impacted when interest rates climbed in the first half of 1996.


     Comparing the Fund's Performance to the Market. The graphs below show the performance of a hypothetical $10,000 investment in Class A, Class B and Class C shares of the Fund held until September 30, 1996. In the case of Class A shares, performance is measured from the inception of the Class on October 22, 1990. In the case of Class B shares, performance is measured since inception of the class on October 10, 1995. In the case of Class C shares, performance is measure from the inception of the Class on December 1, 1993.

  The Fund's performance is compared to two indices, because the Fund invests its assets in both stocks and debt securities, and in the Manager's view, no one index adequately combines both types of investments globally. Performance is compared to the performance of the Morgan Stanley Capital International World Index, an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the U.S. It is widely recognized as a measure of global stock market performance. Because the Fund also invests in income-producing securities, the Fund's performance is also compared to the performance of the Lehman Brothers Aggregate Bond Index, an unmanaged index of U.S. Government Treasury and agency issues, investment grade corporate bond issues and fixed-rate mortgage-backed securities. That index is widely regarded as a measure of the performance of the overall bond market.

Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data below show the effect of taxes. The Fund's performance reflects the effect of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the indices shown. Moreover, the index performance data does not reflect any assessment of the risk of the investments included in the index.


Comparison of Change in Value
of $10,000 Hypothetical Investments in Oppenheimer Global Growth & Income Fund and the
Morgan Stanley Capital International World Index and the Lehman
Aggregate Bond Index

(Graphs)


Oppenheimer Global Growth & Income Fund

Average Annual Total Returns   Cumulative Total Return      Average Annual Total Returns
of Class A Shares of the Fund  of Class B Shares of the Fund   of Class C Shares of the Fund
at 9/30/96               at 9/30/96                 at 9/30/96


1-Year  5-Year   Life of Class1      Life of Class(2)       1-Year          Life of Class(3)
6.76%   9.21%    9.73%               9.33%               11.45%        9.34%


_____________________

Total returns at the ending account values in the graph show change in share value and include reinvestment of all dividends and capital gains distributions.
1Class A returns are shown net of the applicable 5.75% maximum initial sales charge. The inception date of the Fund (Class A shares) was 10/22/90.
2Class B shares of the Fund were first publicly offered on 10/10/95. The Life of Class return is shown net of the applicable 5% contingent deferred sales charge. The performance information for the index in the graph begins on 10/1/95.
3Class C shares of the Fund were first publicly offered on 12/1/93. Returns are shown net of the applicable 1% contingent deferred sales charge for the 1-year period.
Past performance is not predicative of future performance.
Graphs may not be drawn to same scale.

ABOUT YOUR ACCOUNT

How to Buy Shares

Classes of Shares. The Fund offers investors three different classes of shares. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices.

     Class A Shares. If you buy Class A shares, you pay an initial sales charge on investments up to $1 million (up to $500,000 for purchases by "Retirement Plans," as defined in "Class A Contingent Deferred Sales Charge" on page _____). If you purchase Class A shares as part of an investment of at least $1 million ($500,000 for Retirement Plans) in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 18 months of buying them, you may pay a contingent deferred sales charge. The amount of that sales charge will vary depending on the amount you invested. Sales charge rates are described in "Buying Class A Shares" below.

     Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but if you sell your shares within six years of buying them, you will normally pay a contingent deferred sales charge that varies depending on how long you own your shares, as described in "Buying Class B Shares" below.

     Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but if you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1%, as described in "Buying Class C Shares" below.

Which Class of Shares Should You Choose? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is better suited to your needs depends on a number of factors which you should discuss with your financial advisor. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time. The most important factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares.

  In the following discussion, to help provide you and your financial advisor with a framework in which to choose a class, we have made some assumptions using a hypothetical investment in the Fund. We used the sales charge rates that apply to each class, considering the effect of the annual asset-based sales charge on Class B and Class C expenses (which, like all expenses, will affect your investment return). For the sake of comparison, we have assumed that there is a 10% rate of appreciation in the investment each year. Of course, the actual performance of your investment cannot be predicted and will vary, based on the Fund's actual investment returns and the operating expenses borne by each class of shares, and which class of shares you invest in. The factors discussed below are not intended to be investment advice or recommendations, because each investor's financial considerations are different. The discussion below of the factors to consider in purchasing a particular class of shares assumes that you will purchase only one class of shares and not a combination of shares of different classes.

     How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment (which reduces the amount of your investment dollars used to buy shares for your account), compared to the effect over time of higher class-based expenses on Class B or Class C shares, for which no initial sales charge is paid.

     Investing for the Short Term. If you have a short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares, because of the effect of the Class B contingent deferred sales charge if you redeem in less than 7 years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

  However, if you plan to invest more than $100,000 for the shorter term, then the more you invest and the more your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares. For example, Class A might be more advantageous than Class C (as well as Class B) for investments of more than $100,000 expected to be held for 5 or 6 years (or more). For investments over $250,000 expected to be held 4 to 6 years (or more), Class A shares may become more advantageous than Class C (and B). If investing $500,000 or more, Class A may be more advantageous as your investment horizon approaches 3 years or more.

  And for investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

     Investing for the Longer Term. If you are investing for the longer term, for example, for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be an appropriate consideration, if you plan to invest less than $100,000. If you plan to invest more than $100,000 over the long term, Class A shares will likely be more advantageous than Class B shares or C shares, as discussed above, because of the effect of the expected lower expenses for Class A shares and the reduced initial sales charges available for larger investments in Class A shares under the Fund's Right of Accumulation.

  Of course, these examples are based on approximations of the effect of current sales charges and expenses on a hypothetical investment over time, using the assumed annual performance return stated above, and therefore, you should analyze your options carefully.

     Are There Differences in Account Features That Matter to You? Because some account features may not be available to Class B or Class C shareholders, or other features (such as Automatic Withdrawal Plans) might not be advisable (because of the effect of the contingent deferred sales charge) in non-retirement accounts for Class B or Class C shareholders, you should carefully review how you plan to use your investment account before deciding which class of shares to buy. Share certificates are not available for Class B and Class C shares, and if you are considering using your shares as collateral for a loan, that may be a factor to consider.

     How Does It Affect Payments to My Broker? A salesperson, such as a broker, or any other person who is entitled to receive compensation for selling Fund shares may receive different compensation for selling one class of shares than for selling another class. It is important that investors understand that the purpose of the Class B and Class C contingent deferred sales charges and asset-based sales charge is the same as the purpose of the front-end sales charge on sales of Class A shares: that is, to compensate the Distributor for commissions it pays to dealers and financial institutions for selling shares.

How Much Must You Invest? You can open a Fund account with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans.

     With Asset Builder Plans, Automatic Exchange Plans, 403(b)(7) custodial plans and military allotment plans, you can make initial and subsequent investments of as little as $25; and subsequent purchases of at least $25 can be made by telephone through AccountLink.

     Under pension, profit-sharing and 401(k) plans and Individual Retirement Accounts (IRAs), you can make an initial investment of as little as $250 (if your IRA is established under an Asset Builder Plan, the $25 minimum applies), and subsequent investments may be as little as $25.

     There is no minimum investment requirement if you are buying shares by reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional
Information, or you can ask your dealer or call the Transfer
Agent), or by reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

     How Are Shares Purchased? You can buy shares several ways -- through any dealer, broker or financial institution that has a sales agreement with the Distributor, directly through the Distributor, or automatically from your bank account through an Asset Builder Plan under the OppenheimerFunds AccountLink service. The Distributor may appoint certain servicing agents as the Distributor's agent to accept purchase (and redemption) orders. When you buy shares, be sure to specify Class A, Class B or Class C shares. If you do not choose, your investment will be made in Class A shares.

     Buying Shares Through Your Dealer. Your dealer will place your order with the Distributor on your behalf.

     Buying Shares Through the Distributor. Complete an OppenheimerFunds New Account Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, it is recommended that you discuss your investment first with a financial advisor, to be sure that it is appropriate for you.

     Buying Shares Through OppenheimerFunds AccountLink. You can use AccountLink to link your Fund account with an account at a U.S. bank or other financial institution that is an Automated Clearing House (ACH) member. You can then transmit funds electronically to purchase shares, to have the Transfer Agent send redemption proceeds, or to transmit dividends and distributions to your bank account.

  Shares are purchased for your account on AccountLink on the regular business day the Distributor is instructed by you to initiate the ACH transfer to buy shares. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. You should request AccountLink privileges on the application or dealer settlement instructions used to establish your account. Please refer to "AccountLink" below for more details.

     Asset Builder Plans. You may purchase shares of the Fund (and up to four other Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are on the
Application and in the Statement of Additional Information.

     At What Price Are Shares Sold? Shares are sold at the public offering price based on the net asset value (and any initial sales charge that applies) that is next determined after the Distributor receives the purchase order in Denver, Colorado. In most cases, to enable you to receive that day's offering price, the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes, which is normally 4:00 P.M., New York time, but may be earlier on some days (all references to time in this Prospectus mean "New York time"). The net asset value of each class of shares is determined as of that time on each day The New York Stock Exchange is open (which is a "regular business day").

  If you buy shares through a dealer, the dealer must receive your order by the close of The New York Stock Exchange on a regular business day and transmit it to the Distributor so that it is received before the Distributor's close of business that day, which is normally 5:00 P.M. The Distributor may reject any purchase order for the Fund's shares, in its sole discretion.

Special Sales Charge Arrangements for Certain Persons. Appendix A to this Prospectus sets forth conditions for the waiver of, or exemption from, sales charges or the special sales charge rates that apply to purchases of shares of the Fund (including purchases by exchange) by a person who was a shareholder of one of the Former Quest for Value Funds (as defined in that Appendix).

Buying Class A Shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In some cases, reduced sales charges may be available, as described below. Out of the amount you invest, the Fund receives the net asset value to invest for your account. The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor and allocated to your dealer as commission. The current sales charge rates and commissions paid to dealers and brokers are as follows:

                      Front-End         Front-End
                      Sales Charge      Sales Charge
                      As a           As a                Commission as
                      Percentage of  Percentage of         Percentage of
Amount of Purchase        Offering Price:     Amount Invested:     Offering Price:
Less than $25,000       5.75%            6.10%             4.75%

$25,000 or more but
less than $50,000       5.50%            5.82%             4.75%

$50,000 or more but
less than $100,000        4.75%          4.99%             4.00%

$100,000 or more but
less than $250,000        3.75%          3.90%             3.00%

$250,000 or more but
less than $500,000        2.50%          2.56%             2.00%

$500,000 or more but
less than $1 million      2.00%          2.04%             1.60%

   The Distributor reserves the right to reallow the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under Federal securities laws.

      Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds in the following cases:

      Purchases aggregating $1 million or more;

     Purchases by a retirement plan qualified under section 401(a) if the retirement plan has total plan assets of $500,000 or more;


     Purchases by a retirement plan qualified under sections 401(a) or 401(k) of the Internal Revenue Code, by a non-qualified deferred compensation plan (not including Section 457 plans), employee benefit plan, group retirement plan (see "How to Buy Shares - Retirement Plans" in the Statement of Additional Information for further details), an employee's 403(b)(7) custodial plan account, SEP IRA, SARSEP, or SIMPLE plan (all of these plans are collectively referred to as "Retirement Plans"); that: (1) buys shares costing $500,000 or more or (2) has, at the time of purchase, 100 or more eligible participants, or (3) certifies that it projects to have annual plan purchases of $200,000 or more; or


  Purchases by an OppenheimerFunds Rollover IRA if the purchases are made (1) through a broker,dealer, bank or registered investment advisor that has made special arrangements with the Distributor for these purchases, or (2) by a direct rollover of a distribution from a qualified retirement plan if the administrator of that plan has made special arrangements with the Distributor for those purchases.


   The Distributor pays dealers of record commissions on those purchases in an amount equal to (i) 1.0% for non-Retirement Plan accounts, and (ii) for Retirement Plan accounts, 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million. That commission will be paid only on those purchases that were not previously subject to a front-end
sales charge and dealer commission.   No sales commission will be
paid to the dealer, broker or financial institution on sales of Class A shares purchased with the redemption proceeds of shares of a mutual fund offered as an investment option in a Retirement Plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor if the purchase occurs more than 30 days after the addition of the Oppenheimer funds as an investment option to the Retirement Plan.


   If you redeem any of those shares within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. That sales charge may be equal to 1.0% of the lesser of (1) the aggregate net asset value of the redeemed shares (not including shares purchased by reinvestment of dividends or capital gains distributions) or (2) the original offering price (which is the original net asset value) of the redeemed shares. However, the Class A contingent deferred sales charge will not exceed the aggregate amount of the commissions the Distributor paid to your dealer on all Class A shares of all Oppenheimer funds you purchased subject to the Class A contingent deferred sales charge.

   In determining whether a contingent deferred sales charge is payable, the Fund will first redeem shares that are not subject to the sales charge, including shares purchased by reinvestment of dividends and capital gains, and then will redeem other shares in the order that you purchased them. The Class A contingent deferred sales charge is waived in certain cases described in "Waivers of Class A Sales Charges" below.

   No Class A contingent deferred sales charge is charged on exchanges of shares under the Fund's exchange privilege (described below). However, if the shares acquired by exchange are redeemed within 18 months of the end of the calendar month of the purchase of the exchanged shares, the sales charge will apply.

      Special Arrangements With Dealers. The Distributor may advance up to 13 months' commissions to dealers that have established special arrangements with the Distributor for Asset
Builder Plans for their clients.

Reduced Sales Charges for Class A Share Purchases. You may be eligible to buy Class A shares at reduced sales charge rates in one or more of the following ways:

      Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together Class A and Class B shares you purchase for your individual accounts, or jointly, or for trust or custodial accounts on behalf of your children who are minors. A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts.

   Additionally, you can add together current purchases of Class A and Class B shares of the Fund and other Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares. You can also include Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds. The value of those shares will be based on the greater of the amount you paid for the shares or their current value (at offering price). The Oppenheimer funds are listed in "Reduced Sales Charges" in the Statement of Additional Information, or a list can be obtained from the Distributor. The reduced sales charge will apply only to current purchases and must be requested when you buy your shares.

      Letter of Intent. Under a Letter of Intent, if you purchase Class A shares or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. This can include purchases made up to 90 days before the date of the Letter. More information is contained in the Application and in "Reduced Sales Charges" in the Statement of Additional Information.

      Waivers of Class A Sales Charges. The Class A sales charges are not imposed in the circumstances described below. There is an explanation of this policy in "Reduced Sales Charges" in the Statement of Additional Information.

   Waivers of Initial and Contingent Deferred Sales Charges for
Certain Purchasers. Class A shares purchased by the following investors are not subject to any Class A sales charges:

      the Manager or its affiliates;

      present or former officers, directors, trustees and employees (and their "immediate families" as defined in "Reduced Sales
Charges" in the Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees;

      registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose;

      dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees;

      employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and are identified to the Distributor) or with the Distributor; the purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children);

      dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients (those clients may be charged a transaction fee by their dealer, broker or advisor for the purchase or sale of Fund shares);

      (1) investment advisors and financial planners who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients, (2) Retirement Plans and deferred compensation plans and trusts used to fund those Plans (including, for example, plans qualified or created under sections 401(a), 403(b) or 457 of the Internal Revenue Code), and "rabbi trusts" that buy shares for their own accounts, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases; and (3) clients of such investment advisors or financial planners who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements (each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares);

     directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons;

     accounts for which Oppenheimer Capital is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts;

     any unit investment trust that has entered into an appropriate agreement with the Distributor;

     a TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and C TRAC-2000 program on November 24, 1995; or

     qualified retirement plans that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, provided that such arrangements are consummated and share purchases commenced by December 31, 1996.

   Waivers of Initial and Contingent Deferred Sales Charges in
Certain Transactions. Class A shares issued or purchased in the following transactions are not subject to Class A sales charges:

      shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party;

      shares purchased by the reinvestment of loan repayments by a participant in a retirement plan for which the Manager or its affiliates acts as sponsor;

      shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor;

      shares purchased and paid for with the proceeds of shares redeemed in the past 12 months from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent sales charge was paid (this waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner); this waiver must be requested when the purchase order is placed for your shares of the Fund, and the Distributor may require evidence of your qualification for this waiver; or

     purchased with the proceeds of maturing principal of units of any Qualified Unit Investment Liquid Trust Series.

   Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions. The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:

         to make Automatic Withdrawal Plan payments that are limited annually to no more than 12%
of  the original account value;

         involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (see
         "Shareholder Account Rules and Policies," below);

         if, at the time a purchase order is placed for Class A shares that would otherwise be subject to the Class A contingent deferred sales charge, the dealer agrees in writing to accept the dealer's portion of the commission payable on the sale in installments of 1/18th of the commission per month ( and no further commission will be payable if the shares are redeemed within 18 months of purchase);

         for distributions from a TRAC-2000 401(k) plan sponsored by the Distributor due to the termination of the TRAC-2000 program.

         for distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes: (1) following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary (the death or disability must occur after the participant's account was established); (2) to return excess contributions; (3) to return contributions made due to a mistake of fact; (4) hardship withdrawals, as defined in the plan; (5) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code; (6) to meet the minimum distribution requirements of the Internal Revenue Code;
         (7) to establish "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code; (8) for retirement distributions or loans to participants or beneficiaries; (9) separation from service; (10) participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or its subsidiary) offered as an investment option in a Retirement Plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor; or (11) plan termination or "in-service distributions", if the redemption proceeds are rolled over directly to an OppenheimerFunds IRA.

      Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares to reimburse the Distributor for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor uses all of those fees to compensate dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares and to reimburse itself (if the Fund's Board of Trustees authorizes such reimbursements, which it has not yet done) for its other expenditures under the Plan.

   Services to be provided include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. Payments are made by the Distributor quarterly at an annual rate not to exceed 0.25% of the average annual net assets of Class A shares held in accounts of the service providers or their customers. The payments under the Plan increase the annual expenses of Class A shares. For more details, please refer to "Distribution and Service Plans" in the Statement of Additional Information.

Buying Class B Shares. Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within 6 years of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The contingent deferred sales charge will be based on the lesser of the net asset value of the shares at the time of redemption or the original offering price (which is the original net asset value). The contingent deferred sales charge is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price. The Class B contingent deferred sales charge is paid to the Distributor to reimburse its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

   To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over 6 years, and (3) shares held the longest during the 6-year period. The contingent deferred sales charge is not imposed in the circumstances described in "Waivers of Class B and Class C Sales Charges" below.

   The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:

                              Contingent Deferred Sales Charge
Years Since Beginning         On Redemptions in that Year
of Month In Which             As % of Amount Subject
Purchase Order was Accepted    to Charge)
---------------------------      -------------------------------

0 - 1                               5.0%
1 - 2                               4.0%
2 - 3                               3.0%
3 - 4                               3.0%
4 - 5                               2.0%
5 - 6                               1.0%
6 and following                     None

  In the table, a "year" is a 12-month period. All purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

     Automatic Conversion of Class B Shares. 72 months after you purchase Class B shares, those shares will automatically convert to Class A shares. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When Class B shares convert, any other Class B shares that were acquired by the reinvestment of dividends and distributions on the converted shares will also convert to Class A shares. The conversion feature is subject to the continued availability of a tax ruling described in "Alternative Sales Arrangements - Class A, Class B and Class C Shares" in the Statement of Additional Information.

Buying Class C Shares. Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within 12 months of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The charge will be assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price. The contingent deferred sales charge is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price (including increases due to the reinvestment of dividends and capital gains distributions). The Class C contingent deferred sales charge is paid to the Distributor to reimburse its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

  To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over 12 months, and (3) shares held the longest during the 12-month period.

Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for distributing Class B shares and to reimburse the Distributor for distributing Class C shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual "asset-based sales charge" of 0.75% per year on Class B shares that are outstanding for 6 years or less and on Class C shares. The Distributor also receives a service fee of 0.25% per year under each Plan. If either Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for certain expenses it incurred before the plan was terminated.

     Under each Plan, both fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The asset-based sales charge allows investors to buy Class B or Class
C shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The asset-based sales charge and service fees increase Class B and Class C expenses by up to 1.00% of the net assets per year of the respective class.

  The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares. Those services are similar to those provided under the Class A Service Plan, described above. The Distributor pays the 0.25% service fees to dealers in advance for the first year after Class B or Class C shares have been sold by the dealer and retains the service fee paid by the Fund in that year. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

  The Distributor currently pays sales commissions of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. The total amount paid by the Distributor to the dealer at the time of sale of Class B shares is therefore 4.00% of the purchase price. The Fund pays the asset-based sales charge to the Distributor for its services rendered in connection with the distribution of Class B shares. Those payments, retained by the Distributor, are at a fixed rate which is not related to the Distributor's expenses. The services rendered by the Distributor include paying and financing the payment of sales commissions, service fees, and other costs of distributing and selling Class B shares.

  The Distributor currently pays sales commissions of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. The total up-front commission paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.00% of the purchase price. The Distributor retains the asset-based sales charge during the first year Class C shares are outstanding to recoup the sales commissions it has paid, the advances of the service fee payments it has made and its financing costs and other expenses. The Distributor plans to pay the asset-based sales charge as an ongoing commission to the dealer on Class C shares that have been outstanding for a year or more.

  The Distributor's actual expenses in selling Class B and Class
C shares may be more than the payments it receives from contingent deferred sales charges collected on redeemed shares and from the Fund under the Distribution and Service Plan for Class B and Class C shares. Therefore, those expenses may be carried over and paid in future years. At September 30, 1996, the end of the Plan year, the Distributor had incurred unreimbursed expenses under the Class B Plan of $255,659 (equal to 3.15% of the Fund's net assets represented by Class B shares on that date), and under the Class C Plan, the Distributor had incurred unreimbursed expenses of $339,000 (equal to 0.95% of the Fund's net assets represented by Class C shares on that date), which have been carried over into the present Plan year.

Waivers of Class B and Class C Sales Charges. The Class B and Class C contingent deferred sales charges will not be applied to shares purchased in certain types of transactions nor will it apply to Class B and Class C shares redeemed in certain circumstances as described below. The reasons for this policy are in "Reduced Sales Charges" in the Statement of Additional Information.

  Waivers for Redemptions in Certain Cases. The Class B and Class C contingent deferred sales charges will be waived for redemptions of shares in the following cases if the Transfer Agent is notified that these conditions apply to the redemption:

    distributions to participants or beneficiaries from Retirement Plans, if the distributions are made (a) under an Automatic Withdrawal Plan after the participant reaches age 59-1/2, as long as the payments are no more than 10% of the account value annually (measured from the date the Transfer Agent receives the request), or (b) following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary (the death or disability must have occurred after the account was established);

    redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder (the death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration);

    returns of excess contributions to Retirement Plans;

    distributions from retirement plans to make "substantially equal periodic payments" as permitted in Section 72(t) of the Internal Revenue Code that do not exceed 10% of the account value annually, measured from the date the Transfer Agent receives the request; or

    distributions from OppenheimerFunds prototype 401(k) plans (1) for hardship withdrawals; (2) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code; (3) to meet minimum distribution requirements as defined in the Internal Revenue Code;
(4) to make "substantially equal periodic payments" as described in
Section 72(t) of the Internal Revenue Code; or (5) for separation from service.

  Waivers for Shares Sold or Issued in Certain Transactions. The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:

    shares sold to the Manager or its affiliates;
    shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose;
    shares issued in plans of reorganization to which the Fund is a party; or
    shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," below.


Special Investor Services

AccountLink. OppenheimerFunds AccountLink links your Fund account to your account at your bank or other financial institution to enable you to send money electronically between those accounts to perform a number of types of account transactions. These include purchases of shares by telephone (either through a service representative or by PhoneLink, described below), automatic investments under Asset Builder Plans, and sending dividends and distributions or Automatic Withdrawal Plan payments directly to your bank account. Please refer to the Application for details or call the Transfer Agent for more information.

  AccountLink privileges should be requested on the Application you use to buy shares, or on your dealer's settlement instructions if you buy your shares through your dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

     Using AccountLink to Buy Shares. Purchases may be made by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1-800-852-8457. The purchase payment will be debited from your bank account.

     PhoneLink. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special PhoneLink number: 1-800-533-3310.

     Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1-800-533-3310. You must have established AccountLink privileges to link your bank account with the Fund, to pay for these purchases.

     Exchanging Shares.  With the OppenheimerFunds Exchange
Privilege, described below, you can exchange shares automatically by phone from your Fund account to another Oppenheimer funds account you have already established by calling the special
PhoneLink number. Please refer to "How to Exchange Shares," below, for details.

     Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account.
Please refer to "How to Sell Shares," below, for details.

Automatic Withdrawal and Exchange Plans. The Fund has several plans that enable you to sell shares automatically or exchange them to another Oppenheimer funds account on a regular basis:

     Automatic Withdrawal Plans. If your Fund account is worth $5,000 or more, you can establish an Automatic Withdrawal Plan to receive payments of at least $50 on a monthly, quarterly, semi-annual or annual basis. The checks may be sent to you or sent automatically to your bank account on AccountLink. You may even set up certain types of withdrawals of up to $1,500 per month by telephone. You should consult the Application and Statement of Additional Information for more details.

     Automatic Exchange Plans. You can authorize the Transfer Agent to automatically exchange an amount you establish in advance for shares of up to five other Oppenheimer funds on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum purchase for each Oppenheimer funds account is $25. These exchanges are subject to the terms of the Exchange Privilege, described below.

Reinvestment Privilege. If you redeem some or all of your Class A shares or Class B shares of the Fund, you have up to 6 months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C shares. You must be sure to ask the Distributor for this privilege when you send your payment. Please consult the Statement of Additional Information for more details.

Retirement Plans. Fund shares are available as an investment for your retirement plans. If you participate in a plan sponsored by your employer, the plan trustee or administrator must make the purchase of shares for your retirement plan account. The Distributor offers a number of different retirement plans that can be used by individuals and employers:

    Individual Retirement Accounts including rollover IRAs, for individuals and their spouses

    403(b)(7) Custodial Plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations

    SEP-IRAs (Simplified Employee Pension Plans) for small business owners or people with income from self-employment, including SARSEP-IRAs

    Pension and Profit-Sharing Plans for self-employed persons and other employers

    401(k) Prototype Retirement Plans for businesses

  Please call the Distributor for the OppenheimerFunds plan documents, which contain important information and applications.

How to Sell Shares

  You can arrange to take money out of your account by selling (redeeming) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received and accepted by the Transfer Agent. The Fund offers you a number of ways to sell your shares: in writing or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis, as described above. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, or from a retirement plan, please call the Transfer Agent first at 1-800-525-7048, for assistance.

     Retirement Accounts. To sell shares in an OppenheimerFunds retirement account in your name, call the Transfer Agent for a distribution request form. There are special income tax withholding requirements for distributions from retirement plans and you must submit a withholding form with your request to avoid delay. If your retirement plan account is held for you by your employer, you must arrange for the distribution request to be sent by the plan administrator or trustee. There are additional details in the Statement of Additional Information.

     Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, certain redemption requests must be in writing and must include a signature guarantee in the following situations (there may be other situations also requiring a signature guarantee):

    You wish to redeem more than $50,000 worth of shares and receive a check
    The redemption check is not payable to all shareholders listed on the account statement
    The redemption check is not sent to the address of record on your account statement
    Shares are being transferred to a Fund account with a different owner or name
    Shares are redeemed by someone other than the owners (such as an Executor)

     Where Can I Have My Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including: a U.S. bank, trust company, credit union or savings association, or by a foreign bank that has a U.S. correspondent bank, or by a U.S. registered dealer or broker in securities, municipal securities or government securities, or by a U.S. national securities exchange, a registered securities association or a clearing agency. If you are signing on behalf of a corporation, partnership or other business, or as a fiduciary, you must also include your title in the signature.

Selling Shares by Mail. Write a "letter of instructions" that includes:

    Your name
    The Fund's name
    Your Fund account number (from your account statement)
    The dollar amount or number of shares to be redeemed
    Any special payment instructions
    Any share certificates for the shares you are selling
    The signatures of all registered owners exactly as the account is registered, and
    Any special requirements or documents requested by the Transfer Agent to assure proper authorization of the person asking to sell shares.

Use the following address for requests by mail:
OppenheimerFunds Services
P.O. Box 5270, Denver, Colorado 80217

Send courier or Express Mail requests to:
OppenheimerFunds Services
10200 E. Girard Avenue, Building D
Denver, Colorado 80231

Selling Shares by Telephone. You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price on a regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds retirement plan or under a share certificate by telephone.

     To redeem shares through a service representative, call 1-
800-852-8457
     To redeem shares automatically on PhoneLink, call 1-800-533-
3310

  Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

     Telephone Redemptions Paid by Check. Up to $50,000 may be redeemed by telephone, once in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

     Telephone Redemptions Through AccountLink. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

Selling Shares Through Your Dealer. The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. Please call your dealer for more information about this procedure. Please refer to "Special Arrangements for Repurchase of Shares from Dealers and Brokers" in the Statement of Additional Information for more details.

How to Exchange Shares

  Shares of the Fund may be exchanged for shares of certain
Oppenheimer funds at net asset value per share at the time of exchange, without sales charge. To exchange shares, you must meet several conditions:

     Shares of the fund selected for exchange must be available for sale in your state of residence.
     The prospectuses of this Fund and the fund whose shares you want to buy must offer the exchange privilege.
     You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them; after the account is open 7 days, you can exchange shares every regular business day.
     You must meet the minimum purchase requirements for the fund you purchase by exchange.
     Before exchanging into a fund, you should obtain and read its prospectus.

  Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. At present, Oppenheimer Money Market Fund, Inc. offers only one class of shares, which are considered to be Class A shares for this purpose. In some cases, sales charges may be imposed on exchange transactions. Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.

  Exchanges may be requested in writing or by telephone:

     Written Exchange Requests. Submit an OppenheimerFunds
Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the addresses listed in "How to Sell
Shares."

     Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative at 1-800-852-8457 or by using PhoneLink for automated exchanges, by calling 1-800-533-3310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.

  You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1-800-525-7048. That list can change from time to time.

  There are certain exchange policies you should be aware of:

     Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that is in proper form by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to 7 days if it determines it would be disadvantaged by a same-day transfer of the proceeds to buy shares. For example, the receipt of multiple exchange requests from a dealer in a "market-timing" strategy might require the sale of portfolio securities at a time or price disadvantageous to the Fund.

     Because excessive trading can hurt fund performance and harm shareholders, the Fund reserves the right to refuse any exchange request that will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.

     The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund will attempt to provide you notice whenever it is reasonably able to do so, it may impose these changes at any time.

     For tax purposes, exchanges of shares involve a redemption of the shares of the Fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. For more information about taxes affecting exchanges, please refer to "How to Exchange Shares" in the Statement of Additional Information.

     If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

     Net Asset Value Per Share is determined for each class of shares as of the close of The New York Stock Exchange on each day the Exchange is open by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Fund's Board of Trustees has established procedures to value the Fund's securities to determine net asset value. In general, securities values are based on market value. There are special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. These procedures are described more completely in the Statement of Additional Information.

     The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

     Telephone Transaction Privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless and until the Transfer Agent receives cancellation instructions from an owner of the account.

     The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. If the Transfer Agent does not use reasonable procedures it may be liable for losses due to unauthorized transactions, but otherwise neither the Transfer Agent nor the Fund will be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine. If you are unable to reach the Transfer Agent during periods of unusual market activity, you may not be able to complete a telephone transaction and should consider placing your order by mail.

     Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

     Dealers that can perform account transactions for their clients by participating in NETWORKING through the National
Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

     The redemption price for shares will vary from day to day because the values of the securities in the Fund's portfolio fluctuate, and the redemption price, which is the net asset value per share, will normally be different for Class A, Class B and Class C shares. Therefore, the redemption value of your shares may be more or less than their original cost.

     Payment for redeemed shares is made ordinarily in cash and forwarded by check or through AccountLink (as elected by the shareholder under the redemption procedures described above) within 7 days after the Transfer Agent receives redemption instructions in proper form, except under unusual circumstances determined by the Securities and Exchange Commission delaying or suspending such payments. For accounts registered in the name of a broker/dealer, payment will be forwarded within 3 business days. The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by certified check or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

     Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped, and in some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

     Under unusual circumstances, shares of the Fund may be redeemed "in kind," which means that the redemption proceeds will be paid with securities from the Fund's portfolio. Please refer to "How to Sell Shares" in the Statement of Additional Information for more details.

     "Backup Withholding" of Federal income tax may be applied at the rate of 31% from taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund a certified Social Security or Employer Identification Number when you sign your application, or if you violate Internal Revenue Service regulations on tax reporting of income.

     The Fund does not charge a redemption fee, but if your dealer or broker handles your redemption, they may charge a fee. That fee can be avoided by redeeming your Fund shares directly through the Transfer Agent. Under the circumstances described in "How to Buy Shares," you may be subject to a contingent deferred sales charge when redeeming certain Class A, Class B and Class C shares.

     To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each annual and semi-annual report to shareholders having the same last name and address on the Fund's records. However, each shareholder may call the Transfer Agent at 1-800-525-7048 to ask that copies of those materials be sent personally to that shareholder.

Dividends, Capital Gains and Taxes

Dividends. The Fund declares dividends separately for Class A, Class B and Class C shares from net investment income and pays such dividends to shareholders quarterly in March, June, September and December, but the Board of Trustees can change that schedule. Dividends paid with respect to Class A shares will generally be higher than for Class B and C shares because expenses allocable to Class B and C shares will generally be higher than for Class A shares. There is no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains.

Capital Gains. The Fund may make distributions annually in December out of any net short-term or long-term capital gains, and the Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year (which ends September 30). Short-term capital gains are treated as dividends for tax purposes. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

Distribution Options. When you open your account, specify on your application how you want to receive your distributions. For
OppenheimerFunds retirement accounts, all distributions are reinvested. For other accounts, you have four options:

     Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and long-term capital gains distributions in additional shares of the Fund.
     Reinvest Long-Term Capital Gains Only. You can elect to reinvest long-term capital gains in the Fund while receiving dividends by check or sent to your bank account on AccountLink.
     Receive All Distributions in Cash. You can elect to receive a check for all dividends and long-term capital gains distributions or have them sent to your bank on AccountLink.
     Reinvest Your Distributions in Another Oppenheimer fund Account. You can reinvest all distributions in another Oppenheimer fund account you have established.

Taxes. If your account is not a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Distributions are subject to federal income tax and may be subject to state or local taxes. Your distributions are taxable when paid, whether you reinvest them in additional shares or take them in cash. Every year the Fund will send you and the IRS a statement showing the amount of each taxable distribution you received in the previous year.

  When more than 50% of its assets are invested in foreign securities at the end of any fiscal year, the Fund may elect that
Section 853 of the Internal Revenue Code will apply to it to permit shareholders to take a credit (or a deduction) on their own federal income tax returns for foreign income taxes paid by the Fund. "Dividends, Capital Gains and Taxes" in the Statement of Additional Information contains further information about this tax provision.

     "Buying a Dividend": When a fund goes ex-dividend, its share price is reduced by the amount of the distribution. If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.

     Taxes on Transactions: Share redemptions, including redemptions for exchanges, are subject to capital gains tax.
Generally speaking, a capital gain or loss is the difference between the price you paid for the shares and the price you receive when you sell them.

     Returns of Capital: In certain cases distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders. A non-taxable return of capital may reduce your tax basis in your Fund shares.

  This information is only a summary of certain federal tax information about your investment. More information is contained in the Statement of Additional Information, and in addition you should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.


215PSP#6
                        APPENDIX TO PROSPECTUS OF
                  OPPENHEIMER GLOBAL GROWTH & INCOME FUND

  Graphic material included in Prospectus of Oppenheimer Global Growth & Income Fund: "Comparison of Total Return of Oppenheimer Global Growth & Income Fund to the Morgan Stanley Capital International World Index and the Lehman Brothers Aggregate Bond Index - Change in Value of $10,000 Hypothetical Investments."


  Linear graphs will be included in the Prospectus of Oppenheimer Global Growth & Income Fund (the "Fund") depicting the initial account value and subsequent account value of a hypothetical $10,000 investment in each class of shares of the Fund. In the case of the Fund's Class A shares, that graph will cover the life of the Fund from 10/22/90 through 9/30/96. In the case of Class B shares, that graph will cover the period from 10/10/95 (inception of the class) through 9/30/96, and in the case of the Fund's Class C shares, that graph will cover the period from the inception of the class on 12/1/93 through 9/30/96. The graphs will compare such values with hypothetical $10,000 investments over the same time periods to the Morgan Stanley Capital International World Index and the Lehman Aggregate Bond Index. Set forth below are the relevant data points that will appear on the linear graph. Additional information with respect to the foregoing, including a description of the Morgan Stanley Capital International World Index and the Lehman Brothers Aggregate Bond Index, is set forth in the Prospectus Under "Performance of the Fund - Comparing the Fund's Performance to the Market."





Fiscal Year        Oppenheimer Global  Morgan Stanley         Lehman Brothers
(Period) Ended     Growth & Income     Capital International  Aggregate Bond
                Fund A           World Index            Index
10/22/90(1)        $ 9,425          $10,000             $10,000
09/30/91           $10,531          $11,456             $11,454
09/30/92           $10,345          $11,407             $12,891
09/30/93           $12,517          $13,790             $14,177
09/30/94           $14,265          $14,903             $13,720
09/30/95           $15,325          $17,134             $15,649
09/30/96           $17,359          $19,567             $16,416


Fiscal Year        Oppenheimer Global  Morgan Stanley         Lehman Brothers
(Period) Ended     Growth & Income     Capital International  Aggregate Bond
                Fund B           World Index            Index

10/10/95(2)        $10,000          $10,000          $10,000
09/30/96           $10,932          $11,420          $10,490



             Oppenheimer Global     Morgan Stanley         Lehman Brothers
Fiscal Year     Growth & Income        Capital International  Aggregate Bond
(Period) Ended  Fund C              World Index            Index

12/01/93(2)     $10,000             $10,000          $10,000
09/30/94        $10,741             $11,144          $9,724
09/30/95        $11,451             $12,813          $11,092
09/30/96        $12,876             $14,632          $11,635


----------------------
(1) The Fund commenced operations (Class A shares publicly issued) on October 22, 1990.
(2) Class B shares of the Fund were first publicly offered on October 10, 1995.
(2) Class C shares of the Fund were first publicly offered on December 1, 1993.

                                APPENDIX A

      Special Sales Charge Arrangements for Shareholders of the Fund
        Who Were Shareholders of the Former Quest for Value Funds


  The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares of the Fund described elsewhere in this Prospectus are modified as described below for those shareholders of (i) Quest for Value Fund, Inc., Quest for Value Growth and Income Fund, Quest for Value Opportunity Fund, Quest for Value Small Capitalization Fund and Quest for Value Global Equity Fund, Inc. on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those funds, and (ii) Quest for Value U.S. Government Income Fund, Quest for Value Investment Quality Income Fund, Quest for Value Global Income Fund, Quest for Value New York Tax-Exempt Fund, Quest for Value National Tax-Exempt Fund and Quest for Value California Tax-Exempt Fund when those funds merged into various Oppenheimer funds on November 24, 1995. The funds listed above are referred to in this Prospectus as the "Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of the Fund (i) acquired by such shareholder pursuant to an exchange of shares of one of the Oppenheimer funds that was one of the Former Quest for Value Funds or (ii) received by such shareholder pursuant to the merger of any of the Former Quest for Value Funds into an Oppenheimer fund on November 24, 1995.

Class A Sales Charges

    Reduced Class A Initial Sales Charge Rates for Certain Former
Quest Shareholders

    Purchases by Groups, Associations and Certain Qualified Retirement Plans. The following table sets forth the initial sales charge rates for Class A shares purchased by a "Qualified Retirement Plan" through a single broker, dealer or financial institution, or by members of "Associations" formed for any purpose other than the purchase of securities if that Qualified Retirement Plan or that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995. For this purpose only, a "Qualified Retirement Plan" includes any 401(k) plan, 403(b) plan, and SEP/IRA or IRA plan for employees of a single employer.

                         Front-End        Front-End
                         Sales         Sales      Commission
                         Charge        Charge     as
                         as a          as a       Percentage
Number of                  Percentage     Percentage of
Eligible Employees         of Offering    of Amount     Offering
or Members                 Price          Invested      Price
9 or fewer                 2.50%          2.56%         2.00%

At least 10 but not
 more than 49              2.00%          2.04%         1.60%


 For purchases by Qualified Retirement plans and Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described on pages 28 to 30 of this Prospectus.

 Purchases made under this arrangement qualify for the lower of the sales charge rate in the table based on the number of eligible employees in a Qualified Retirement Plan or members of an Association or the sales charge rate that applies under the Rights of Accumulation described above in the Prospectus. In addition, purchases by 401(k) plans that are Qualified Retirement Plans qualify for the waiver of the Class A initial sales charge if they qualified to purchase shares of any of the Former Quest For Value Funds by virtue of projected contributions or investments of $1 million or more each year. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations, or as eligible employees in Qualified Retirement Plans also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Fund's Distributor.

    Special Class A Contingent Deferred Sales Charge Rates.
Class A shares of the Fund issued in the reorganization on November 24, 1995 for shares of Quest for Value Global Income Fund that were subject to a contingent deferred sales charge, will be subject to a contingent deferred sales charge at the following rates: if they are redeemed within 18 months of the end of the calendar month in which they were purchased, at a rate equal to 1.0% if the redemption occurs within 12 months of their initial purchase and at a rate of 0.50 of 1.0% if the redemption occurs in the subsequent
six months.   This contingent deferred sales charge rate also
applies to shares of the Fund purchased by exchange of shares of other Oppenheimer funds that were acquired as a result of the merger of Former Quest for Value Funds into those Oppenheimer funds, and which shares were subject to a Class A contingent deferred sales charge prior to November 24, 1995. Class A shares of any of the Former Quest for Value Funds purchased without an initial sales charge on or before November 22, 1995 will continue to be subject to the applicable contingent deferred sales charge in effect as of that date as set forth in the then-current prospectus for such fund.

    Waiver of Class A Sales Charges for Certain Shareholders.
Class A shares of the Fund purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:

   Shareholders of the Fund who were shareholders of the AMA
Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.

   Shareholders of the Fund who acquired shares of any Former
Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

    Waiver of Class A Contingent Deferred Sales Charge in
Certain Transactions.  The
Class A contingent deferred sales charge will not apply to redemptions of Class A shares of the Fund purchased by the following investors who were shareholders of any Former Quest for Value Fund:

   Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

   Participants in Qualified Retirement Plans that purchased shares of any of the Former Quest For Value Funds pursuant to a special "strategic alliance" with the distributor of those funds. The Fund's Distributor will pay a commission to the dealer for purchases of Fund shares as described above in "Class A Contingent Deferred Sales Charge."

Class A, Class B and Class C Contingent Deferred Sales Charge
Waivers

    Waivers for Redemptions of Shares Purchased Prior to March
6, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, B or C shares of the Fund acquired by merger of a Former Quest for Value Fund into the Fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged, if those shares were purchased prior to March 6, 1995: in connection with
(i) distributions to participants or beneficiaries of plans qualified under Section 401(a) of the Internal Revenue Code or from custodial accounts under Section 403(b)(7) of the Code, Individual Retirement Accounts, deferred compensation plans under Section 457 of the Code, and other employee benefit plans, and returns of excess contributions made to each type of plan, (ii) withdrawals under an automatic withdrawal plan holding only either Class B or C shares if the annual withdrawal does not exceed 10% of the initial value of the account, and (iii) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

    Waivers for Redemptions of Shares Purchased on or After
March 6, 1995 but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, B or C shares of the Fund acquired by merger of a Former Quest for Value Fund into the Fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such fund merged, if those shares were purchased on or after March 6, 1995, but prior to November 24, 1995:
(1) distributions to participants or beneficiaries from Individual Retirement Accounts under Section 408(a) of the Internal Revenue Code or retirement plans under Section 401(a), 401(k), 403(b) and 457 of the Code, if those distributions are made either (a) to an individual participant as a result of separation from service or
(b) following the death or disability (as defined in the Code) of the participant or beneficiary; (2) returns of excess contributions to such retirement plans; (3) redemptions other than from retirement plans following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration); (4) withdrawals under an automatic withdrawal plan (but only for Class B or C shares) where the annual withdrawals do not exceed 10% of the initial value of the account; and (5) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value. A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, B or C shares of the Fund described in this section if within 90 days after that redemption, the proceeds are invested in the same Class of shares in this Fund or another Oppenheimer fund.

Special Dealer Arrangements

Dealers who sold Class B shares of a Former Quest for Value Fund to Quest for Value prototype 401(k) plans that were maintained on the TRAC-2000 recordkeeping system and that were transferred to an OppenheimerFunds prototype 401(k) plan shall be eligible for an additional one-time payment by the Distributor of 1% of the value of the plan assets transferred, but that payment may not exceed $5,000 as to any one plan.

Dealers who sold Class C shares of a Former Quest for Value Fund to Quest for Value prototype 401(k) plans that were maintained on the TRAC-2000 recordkeeping system and (i) the shares held by those plans were exchanged for Class A shares, or (ii) the plan assets were transferred to an OppenheimerFunds prototype 401(k) plan, shall be eligible for an additional one-time payment by the Distributor of 1% of the value of the plan assets transferred, but that payment may not exceed $5,000.

Oppenheimer Global Growth & Income Fund
Two World Trade Center
New York, New York  10048-0203
1-800-525-7048

Investment Advisor
OppenheimerFunds, Inc.
Two World Trade Center
New York, New York 10048-0203

Distributor
OppenheimerFunds Distributor, Inc.
Two World Trade Center
New York, New York 10048-0203

Transfer and Shareholder Servicing Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1-800-525-7048

Custodian of Portfolio Securities
The Bank of New York
One Wall Street
New York, New York 10015

Independent Auditors
KPMG Peat Marwick LLP
707 Seventeenth Street
Denver, Colorado 80202

Legal Counsel
Gordon Altman Butowsky Weitzen
  Shalov & Wein
114 West 47th Street
New York, New York 10036

No dealer, broker, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Statement of Additional Information, and if given or made, such information and representations must not be relied upon as having been authorized by the Fund, OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc. or any affiliate thereof. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any state to any person to whom it is unlawful to make such an offer in such state.


PR0215.001.0197      Printed on recycled paper

Oppenheimer Global Growth & Income Fund

Two World Trade Center, New York, New York 10048-0203
1-800-525-7048

Statement of Additional Information dated January 24, 1997

 This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated January 24, 1997. It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217 or by calling the Transfer Agent at the toll-free number shown above.


CONTENTS

                                                   Page
About the Fund
Investment Objective and Policies                       2
     Investment Policies and Strategies                 2
     Other Investment Techniques and Strategies         10
     Other Investment Restrictions                      22
How the Fund is Managed                                 23
     Organization and History                           23
     Trustees and Officers of the Fund                  24
     The Manager and Its Affiliates                29
Brokerage Policies of the Fund
Performance of the Fund                                 32
Distribution and Service Plans                     35
About Your Account
How To Buy Shares                                       37
How To Sell Shares                                      43
How To Exchange Shares                                  47
Dividends, Capital Gains and Taxes                      49
Additional Information About the Fund                   50
Financial Information About the Fund
Independent Auditors' Report                            50
Financial Statements                               51
Appendix A:  Ratings of Investments                A-1
Appendix B:  Industry Classifications                   B-1

ABOUT THE FUND

Investment Objective and Policies


Investment Policies and Strategies. The investment objective and policies of the Fund are described in the Prospectus. Set forth below is supplemental information about those policies and the types of securities in which the Fund invests, as well as strategies the Fund may use to try to achieve its objective. Capitalized terms used in this Statement of Additional Information have the same meaning as those terms have in the Prospectus.

In selecting securities for the Fund's portfolio, the Fund's investment advisor, OppenheimerFunds, Inc. (the "Manager"), evaluates the merits of particular equity and fixed-income securities primarily through the exercise of its own investment analysis. This may include, among other things, evaluation of the history of the issuer's operations, prospects for the industry of which the issuer is part, the issuer's financial condition, the issuer's pending product developments and developments by competitors, the effect of general market and economic conditions on the issuer's business, and legislative proposals or new laws
that might affect the issuer.   Depending on the assessment of
market conditions by the Manager, the Fund may emphasize investments in common stocks, and securities convertible into common stocks, or securities acquired primarily to produce income, or in a combination of both types of investments. While the Fund may invest in securities having appreciation possibilities, such securities will not be selected which, in the view of the Manager, would involve undue risk.

   Securities of Growth-Type Companies. The Fund may emphasize securities of "growth-type" companies. Such issuers typically are those whose goods or services have relatively favorable long-term prospects for increasing demand, or ones that develop new products, services or markets and normally retain a relatively large part of their earnings for research, development and investment in capital assets. They may include companies in the natural resources fields or those developing industrial applications for new scientific knowledge having potential for technological innovation, such as nuclear energy, oceanography, business services and new customer products.

    Investing in Small, Unseasoned Companies.   The securities
of small, unseasoned companies may have a limited trading market, which may adversely affect the Fund's ability to dispose of them and can reduce the price the Fund might be able to obtain for them. If other investment companies and investors trade the same securities when the Fund attempts to dispose of its holdings, the Fund may receive lower prices than might otherwise be obtained, because of the thinner market for such securities.

    Fixed-Income Securities. All fixed-income securities are subject to two types of risks: credit risk and interest rate risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. Generally, higher yielding bonds are subject to credit risk to a greater extent that lower yielding, higher quality bonds. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting solely from the inverse relationship between price and yield of fixed-income securities. An increase in interest rates will tend to reduce the market value of fixed-income investments, and a decline in interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities. Fluctuations in the market value of fixed-income securities after the Fund buys them will not affect the interest payable on those securities, nor the cash income from such securities. However, those price fluctuations will be reflected in the valuations of these securities and therefore the Fund's net asset values.

 As stated in the Prospectus, the Fund may not invest more than 25% of its assets in bonds and debentures in the lower rating categories of Moody's and Standard & Poor's, the principal rating services. High yield securities, whether rated or unrated, may be subject to greater market fluctuations and risks of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. Risks of high yield securities may include (i) limited liquidity and secondary market support, (ii) substantial market price volatility resulting from changes in prevailing interest rates, (iii) subordination of the obligations to the prior claims of banks and other senior lenders, (iv) the operation of mandatory sinking fund or call/redemption provisions during periods of declining interest rates that could cause the Fund to be able to reinvest premature redemption proceeds only in lower-yielding portfolio securities, (v) the possibility that earnings of the issuer may be insufficient to meet its debt service, and (vi) the issuer's low creditworthiness and potential for insolvency during periods of rising interest rates and economic downturn. As a result of the limited liquidity of high yield securities, at times their prices have experienced significant and rapid declines when a substantial number of holders decided to sell simultaneously. A decline is also likely in the high yield bond market during a general economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. In addition, there have been several Congressional attempts to limit the use of tax and other advantages of high yield bonds which, if enacted, could adversely affect the value of these securities and the Fund's net asset value. For example, federally-insured savings and loan associations have been required to divest their investments in high yield bonds.

     Convertible Securities.  While convertible securities are
a form of debt security in many cases, their conversion feature (allowing conversion into equity securities) causes them to be regarded more as "equity equivalents." As a result, the rating assigned to the security has less impact on the Manager's investment decision with respect to convertible securities than in the case of non-convertible fixed-income securities. To determine whether convertible securities should be regarded as "equity equivalents," the Manager examines the following factors: (1) whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer, (2) whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis (considering the effect of converting the convertible securities), and (3) the extent to which the convertible security may be a defensive "equity substitute," providing the ability to participate in any appreciation in the price of the issuer's common stock.

     Foreign Securities. As noted in the Prospectus, the Fund may invest in securities (which may be denominated in U.S. or non-U.S. currencies) issued or guarantied by foreign corporations, certain supranational entities (described below) and foreign governments or their agencies or instrumentalities, and in securities issued by U.S. corporations denominated in non-U.S. currencies. "Foreign securities" are equity and debt securities issued by companies organized under the laws of countries other than the U.S. and debt securities issued by foreign governments, which securities are traded on foreign securities exchanges or in foreign over-the-counter markets. Securities of foreign issuers:
(i) represented by American Depositary Receipts, (ii) traded in the U.S. over-the-counter markets or (iii) listed on a U.S. securities exchange are not considered "foreign securities" because they are not subject to many of the special considerations and risks (discussed below) that apply to investments in foreign securities traded and held abroad.

 A number of current significant political and economic developments may affect investments in foreign securities and in securities of companies with operations overseas. Such developments include dramatic political changes in government and economic policies in several Eastern European countries, Germany and the Commonwealth of Independent States (the former Soviet Union), as well as unification of the European Economic Community. The course of any of one or more of these events and the effect on trade barriers, competition and markets for consumer goods and services is uncertain.

 Because the Fund may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution. In buying foreign securities, the Fund may convert U.S. dollars into foreign currency, but only to effect securities transactions on foreign securities exchanges and not to hold such currency as an investment. In addition, although a portion of the Fund's investment income, if any, may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars, and absorb the cost of currency fluctuations. The Fund may engage in foreign currency exchange transactions for hedging purposes to protect against changes in future exchange rates. See "Other Investment Techniques and Strategies-Hedging" below.

 The values of foreign investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Although the Fund will invest only in securities denominated in foreign currencies that at the time of investment do not have significant government-imposed restrictions on conversion into U.S. dollars, there can be no assurance against subsequent imposition of currency controls. In addition, the values of foreign securities will fluctuate in response to changes in U.S. and foreign interest rates.

 Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of in foreign stock markets that do not move in a manner parallel to U.S. markets. From time to time, U.S. Government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be reimposed.

 The Fund intends to invest less than 5% of its total assets in securities of issuers of Eastern European countries. The social, political and economic reforms in most Eastern European countries are still in their early stages, and there can be no assurance that these reforms will continue, or, if they continue, will prove beneficial to the Fund. Eastern European countries in many cases have no existing capital market structure for the sale and trading of securities. Participation in the growth of such countries may be available initially or solely through investment in joint ventures, state enterprises, private placements, unlisted securities or other similar illiquid investment vehicles.

 In addition, even though opportunities for investment may exist in Eastern European countries, any change in the leadership or policies of the governments of those countries, or changes in the leadership or policies of any other government that exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and thereby eliminate any investment opportunities which may currently exist.

 Prospective investors should note that upon the accession to power of authoritarian regimes, the governments of a number of the Eastern European countries previously expropriated large quantities of real and personal property, similar to the property which will be represented by the securities purchased by the Fund. The claims of property owners against those governments were never finally settled. There can be no assurance that any property represented by securities purchased by the Fund will not also be expropriated, nationalized, or otherwise confiscated. If such confiscation were to occur, the Fund could lose a substantial portion of its investments in such countries. The Fund's investments would similarly be adversely affected by exchange control regulations in any of those countries.

 The obligations of foreign governmental entities may or may not be supported by the full faith and credit of a foreign government. Obligations of supranational entities include those of international organizations designated or supported by governmental entities to promote economic reconstruction or development and of international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. Each supranational entity's lending activities are limited to a percentage of its total capital (including "callable capital" contributed by members at the entity's call), reserves and net income. There is no assurance that foreign governments will be able or willing to honor their commitments.

 The Fund may invest in U.S. dollar-denominated, collateralized "Brady Bonds", as described in the Prospectus. These foreign debt obligations may be fixed-rate par bonds or floating-rate discount bonds and are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").
In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the zero coupon U.S. Treasury securities held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investment in Brady Bonds are to be viewed as speculative.

   Special Risks of Emerging Market Countries. Investments in emerging market countries may involve further risks in addition to those identified above for investments in foreign securities. Securities issued by emerging market countries and companies located in those countries may be subject to extended settlement periods, whereby the Fund might not receive principal and/or income on a timely basis and its net asset value could be affected. There may be a lack of liquidity for emerging market securities; interest rates and foreign currency exchange rates may be more volatile; sovereign limitations on foreign investments may be more likely to be imposed; there may be significant balance of payment deficits; and their economies and markets may respond in a more volatile manner to economic changes than those in developed countries.

   Asset-Backed Securities. These securities, issued by trusts and special purpose corporations, are backed by pools of assets, primarily automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement has been exhausted. Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or having a priority to certain of the borrower's other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement of an asset-backed security held by the Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment. The risks of investing in asset-backed securities are ultimately dependent upon payment of the consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments that shorten the weighted average life of asset-backed securities and may lower their return in the same manner as described in the Prospectus and in "Mortgage-Backed Securities" below for prepayments of a pool of mortgage loans underlying mortgage-backed securities.

   U.S. Government Securities. U.S. Government Securities are debt obligations issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, and include "zero coupon" Treasury securities, mortgage-backed securities, collateralized mortgage-backed obligations and money market instruments. See "Temporary Investments" for further discussion.

   Mortgage-Backed Securities. These securities represent participation interests in pools of residential mortgage loans that may or may not be guaranteed by agencies or instrumentalities of the U.S. Government. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some of the mortgage-backed securities in which the Fund may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association (the "GNMA")); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of Federal Home Loan Banks); and some are backed by only the credit of the issuer itself. Any such guarantees do not extend to the value of or yield of the mortgage-backed securities themselves or to the net asset value of the Fund's shares. Any of these government agencies may issue collateralized mortgage-backed obligations ("CMO's"), discussed below.

      The yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans.
The actual life of any particular pool will be shortened by any unscheduled or early payments of principal and interest. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the Fund to differ from the yield calculated on the basis of the expected average life of the pool.

 Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the value of other debt securities because of the prepayment feature of pass-through securities. The Fund's reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect that may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Due to those factors, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount. The Fund may purchase mortgage-backed securities at par, at a premium or at a discount.

   GNMA Certificates. Certificates of the Government National Mortgage Association ("GNMA Certificates") are mortgage-backed securities of GNMA that evidence an undivided interest in a pool or pools of mortgages ("GNMA Certificates"). The GNMA Certificates that the Fund may purchase are of the "modified pass-through" type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the "issuer" and the GNMA, regardless of whether the mortgagor actually makes the payments.

 The National Housing Act authorizes the GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration (the "FHA") or guaranteed by the Veterans Administration (the "VA"). The GNMA guarantee is backed by the full faith and credit of the U.S. Government. The GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

 The average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that the Fund has purchased the certificates at a premium in the secondary market.

   FNMA Securities. The Federal National Mortgage Association ("FNMA") was established to create a secondary market in mortgages insured by the FHA. FNMA issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates. The FNMA guarantee is not backed by the full faith and credit of the U.S. Government.

        FHLMC Securities. The Federal Home Loan Mortgage Corporation (the "FHLMC") was created to promote development of a nationwide secondary market for conventional residential mortgages. The FHLMC issues mortgage pass-through certificates ("PCS"). PCS resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. The FHLMC guarantees timely monthly payment of interest on PCS and the ultimate payment of principal. The FHLMC guarantee is not backed by the full faith and credit of the U.S. Government.

        Collateralized Mortgage-Backed Obligations ("CMOs"). CMOs are fully-collateralized bonds that are the general obligations of the issuer thereof, either the U.S. Government, a U.S. Government instrumentality, or a private issuer. Such bonds generally are secured by an assignment to a trustee (under the indenture pursuant to which the bonds are issued) of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (i.e., the character of payments of principal and interest is not passed through, and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs. CMOs often are issued in two or more classes with different characteristics such as varying maturities and stated rates of interest. Because interest and principal payments on the underlying mortgages are not passed through to holders of CMOs, CMOs of varying maturities may be secured by the same pool of mortgages, the payments on which are used to pay interest on each class and to retire successive maturities (known as "tranches") in sequence. Unlike other mortgage-backed securities (discussed above), CMOs are designed to be retired as the underlying mortgages are repaid. In the event of prepayment on such mortgages, the class of CMO first to mature generally will be paid down. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayment, there will be sufficient collateral to secure CMOs that remain outstanding. The value of certain classes or "tranches" may be more volatile than the value of the pool as a whole, and losses may be more severe than on other classes.

 Mortgage-backed securities may be less effective than debt obligations of similar maturity at maintaining yields during periods of declining interest rates. As new types of mortgage-related securities are developed and offered to investors, the Manager will, subject to the direction of the Board of Trustees and consistent with the Fund's investment objectives and policies, consider making investments in such new types of mortgage-related securities.

        Mortgage-Backed Security Rolls. The Fund may enter into "forward roll" transactions with respect to mortgage-backed securities issued by the GNMA, FNMA or FHLMC. In a forward roll transaction, which is considered to be a borrowing by the Fund, the Fund will sell a mortgage-backed security to a bank or other permitted entity and simultaneously agree to repurchase a similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Risks of mortgage-backed security rolls include (i) the risk of prepayment prior to maturity, (ii) the possibility that the Fund may not be entitled to receive interest and principal payments on the securities sold and that the proceeds of the sale may have to be invested in money market instruments (typically repurchase agreements) maturing not later than the expiration of the roll, and (iii) the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to purchase the securities. Upon entering into a mortgage-backed security roll, the Fund will be required to place cash, U.S. Government securities or other high-grade debt securities in a segregated account with its Custodian in an amount equal to its obligation under the roll.


   Temporary Defensive Investments.  As stated in the
Prospectus, the Fund may hold a portion of its assets in cash equivalents (commercial paper, Treasury bills and U.S. Government securities maturing in one year or less) for day to day operating purposes. Under unusual market or economic conditions (including drastic market fluctuations), the Fund may invest up to 100% of its assets in those instruments identified in the Prospectus under "Temporary Defensive Investments."

        U.S. Government Securities. U.S. Government securities are debt obligations issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities. Certain of these obligations, including U.S. Treasury notes and bonds, and GNMA debentures ("Ginnie Mae's"), are supported by the full faith and credit of the U.S. Certain other U.S. Government securities, issued or guaranteed by Federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the U.S. These latter securities may include obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Mortgage Corporation ("Freddie Macs's") and obligations supported by the credit of the instrumentality, such as FNMA bonds (Fannie Mae's"). U.S. Government securities in which the Fund may invest include zero coupon U.S. Treasury securities, mortgage-backed securities and CMOs (see discussion above) and money market instruments.

        Zero Coupon Securities. The Fund may invest in zero coupon securities issued by the U.S. Treasury. Zero coupon U.S. Treasury securities are U.S. Treasury notes and bonds that have been stripped of their unmatured interest coupons and receipts or bills issued without interest coupons, U.S. Treasury certificates representing interest in such stripped debt obligations or coupons. The Fund may also invest in zero coupon securities issued by other issuers, including foreign governments.

 These securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current payments of interest. However, the interest rate is "locked in" and there is no risk of having to reinvest periodic interest payments in securities having lower rates. Because the Fund accrues taxable income from zero coupon securities issued by either the U.S. Treasury or other issuers without receiving cash, the Fund may be required to sell portfolio securities in order to pay a dividend depending, among other things, upon the proportion of shareholders who elect to receive dividends in cash rather than reinvesting dividends in additional shares of the Fund. The Fund might also sell portfolio securities to maintain portfolio liquidity. In either case, cash distributed or held by the Fund and not reinvested in Fund shares will hinder the Fund in seeking a high level of current income.

        Commercial Paper. The Fund's commercial paper investments include the following:

   Variable Amount Master Demand Notes. Master demand notes are corporate obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. They permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. These notes may or may not be backed by bank letters of credit. Because these notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that they will be traded. There is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. Accordingly, the Fund's right to redeem is dependent upon the ability of the borrower to pay principal and interest on demand. The Fund has no limitation on the type of issuer from whom these notes will be purchased; however, in connection with such purchases and on an ongoing basis, the Manager will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Investments in bank time deposits and master demand notes are subject to the limitation on investments by the Fund in illiquid securities, described in the Prospectus.

   Floating Rate/Variable Rate Notes.  Some of the notes the
Fund may purchase may have variable or floating interest rates. Variable rates are adjustable at stated periodic intervals. Floating rates are automatically adjusted according to a specified market rate for such investments, such as the percentage of the prime rate of a bank, or the 91-day U.S. Treasury Bill rate. Such obligations may be secured by bank letters of credit or other credit support arrangements.

   Warrants and Rights. Warrants basically are options to purchase equity securities at set prices valid for a specified period of time. The prices of warrants do not necessarily move in a manner parallel to the prices of the underlying securities. The price the Fund pays for a warrant will be lost unless the warrant is exercised prior to its expiration. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Other Investment Techniques and Strategies

   Borrowing for Leverage. From time to time, the Fund may increase its ownership of securities by borrowing from banks on an unsecured basis and investing the borrowed funds subject to the restrictions stated in the Prospectus. Any such borrowing will be made only from banks, and, pursuant to the requirements of the Investment Company Act of 1940 (the "Investment Company Act"), will only be made to the extent that the value of the Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing. If the value of the Fund's assets, when computed in that manner, should fail to meet the 300% asset coverage requirement, the Fund is required within three days to reduce its bank debt to the extent necessary to meet such requirement. To do so, the Fund may have to sell a portion of its investments at a time when independent investment judgment would not dictate such sale. Interest on money borrowed is an expense the Fund would not otherwise incur, so that during period of substantial borrowing, its expenses may increase more than funds that do not borrow.

    Loans of Portfolio Securities.   The Fund may lend its
portfolio securities subject to the restrictions stated in the Prospectus. Under applicable regulatory requirements (which are subject to change), the loan collateral on each business day must at least equal the value of the loaned securities and must consist of cash, bank letters of credit or securities of the U.S. Government (or its agencies or instrumentalities). To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. When it lends securities, the Fund receives amounts equal to the dividends or interest on loaned securities and also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower. The Fund may also pay reasonable finder's, custodian and administrative fees. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

      Repurchase Agreements. The Fund may acquire securities subject to repurchase agreements for liquidity purposes to meet anticipated redemptions, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of purchases of portfolio securities. In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to, an approved vendor. An "approved vendor" is a U.S. commercial bank or the U.S. branch of a foreign bank or a broker-dealer that has been designated a primary dealer in government securities, that must meet credit requirements set by the Fund's Board of Trustees from time to time. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase. Repurchase agreements are considered "loans" under the Investment Company Act, collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. Additionally, the Manager will impose creditworthiness requirements to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      Restricted and Illiquid Securities. As stated in the Prospectus, restricted securities, unregistered under the Securities Act of 1933, which are offered and sold to institutional investors under Rule 144A, may be readily marketable and thus not illiquid if the Fund's Board of Trustees, or the Manager under Board-approved guidelines, so determines. Such guidelines take into account, among other factors, trading activity for such securities and the availability of reliable pricing information.
If there is a lack of trading interest in particular Rule 144A securities, the Fund's holdings of those securities may be illiquid. There may be undesirable delays in selling such securities at a price representing their fair value. The expenses of registration of restricted securities that are illiquid may be negotiated by the Fund at the time such securities are purchased by the Fund. When registration is required before such securities may be sold, a considerable period may elapse between a decision to sell the securities and the time when the Fund would be permitted to sell them. Thus, the Fund would bear the risks of any downward price fluctuation during that period. The Fund also may acquire, through private placements, securities having contractual restrictions on their resale, which might lower the amount realizable upon the sale of such securities. The Fund will also treat as illiquid any OTC option held by it, as well as repurchase transactions having a maturity beyond seven days.

    Participation Interests. The Fund may invest in participation interests, subject to the limitation, described in "Illiquid and Restricted Securities" in the Prospectus on investments by the Fund in illiquid investments. Participation interests provide the Fund an undivided interest in a loan made by the issuing financial institution in the proportion that the Fund's participation interest bears to the total principal amount of the loan. No more than 5% of the Fund's net assets can be invested in participation interests of the same borrower. The issuing financial institution may have no obligation to the Fund other than to pay the Fund the proportionate amount of the principal and interest payments it receives. Participation interests are primarily dependent upon the creditworthiness of the borrowing corporation, which is obligated to make payments of principal and interest on the loan, and there is a risk that such borrowers may have difficulty making payments. In the event the borrower fails to pay scheduled interest or principal payments, the Fund could experience a reduction in its income and might experience a decline in the value of that participation interest and in the net asset value of its shares. In the event of a failure by the financial institution to perform its obligation in connection with the participation agreement, the Fund might incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

    "When-Issued" and Delayed Delivery Transactions. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell such securities on a "delayed delivery" basis. Although the Fund will enter into such transactions for the purpose of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery or to securities to be delivered at a later date. When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. The Fund does not intend to make such purchases for speculative purposes. The commitment to purchase a security for which payment will be made on a future date may be deemed a separate security and involve a risk of loss if the value of the security declines prior to the settlement date. During the period between commitment by the Fund and settlement (generally within two months but not to exceed 120 days), no payment is made for the securities purchased by the purchaser, and no interest accrues to the purchaser from the transaction. Such securities are subject to market fluctuation; the value at delivery may be less than the purchase price. The Fund's Custodian will identify and segregate liquid assets of the Fund having a value at least equal to the value of purchase commitments until payment is made.

 The Fund will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to consummate the transaction. Failure of the buyer or seller to do so may result in the Fund losing the opportunity to obtain a price and yield considered to be advantageous. At the time the Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction and reflects the value of the security purchased, or if a sale, the proceeds to be received, in determining its net asset value. If the Fund chooses to (i) dispose of the right to acquire a when-issued security prior to its acquisition or (ii) dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

 To the extent the Fund engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring or selling securities consistent with its investment objective and policies and not for the purposes of investment leverage. The Fund enters into such transactions only with the intention of actually receiving or delivering the securities, although (as noted above), when-issued securities and forward commitments may be sold prior to settlement date. In addition, changes in interest rates before settlement in a direction other than that expected by the Manager will affect the value of such securities and may cause a loss to the Fund.

 When-issued transactions and forward commitments allow the Fund a technique to use against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields

      Short Sales Against-the-Box. In this type of short sale, while the short position is open, the Fund must own an equal amount of such securities sold short, or by virtue of ownership of securities have the right, without payment of further consideration, to obtain an equal amount of the securities sold short. Short sales against-the-box may be made to defer, for Federal income tax purposes, recognition of gain or loss on the sale of securities "in the box" until the short position is closed out. They may also be used to protect a gain on the security "in the box" when the Fund does not want to sell it and recognize a capital gain.

      Hedging. As described in the Prospectus, the Fund may write covered calls or employ one or more types of Hedging Instruments, including the futures identified in the Prospectus ("Futures"). The Fund's strategy of hedging with Futures and options on Futures will be incidental to the Fund's activities in the underlying cash market. When hedging to attempt to protect against declines in the market value of the Fund's portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, the Fund may (i) sell Futures, (ii) buy puts on such Futures or securities, or (iii) write covered calls on securities or on Futures. When hedging to permit the Fund to establish a position in the equities market as a temporary substitute for purchasing individual equity securities (which the Fund will normally purchase, and then terminate that hedging position), or to attempt to protect against the possibility that portfolio debt securities are not fully included in a rise in value of the debt securities market, the Fund may: (i) buy Futures, or (ii) buy calls on such Futures or on securities. Covered calls and puts may also be written on debt securities to attempt to increase the Fund's income. When hedging to attempt to protect against declines in the dollar value of a foreign currency-denominated security or in a payment on such security, the Fund may: (a) buy puts on that foreign currency or on foreign currency Futures, (b) write calls on that currency or on such Futures, or
(c) enter into Forward Contracts at a different rate than the spot ("cash") rate. Additional information about the Hedging Instruments the Fund may use is provided below. At present, the Fund does not intend to purchase or sell Futures, Forward Contracts or options on Futures if, after any such purchase, the sum of initial margin deposits on Futures and premiums paid for related options exceeds 5% of the value of the Fund's total assets.
Certain options on foreign currencies are considered related options for this purpose. The Fund may in the future employ hedging instruments and strategies that are not presently contemplated to the extent such investment methods are consistent with the Fund's investment objective, are legally permissible and are adequately disclosed.

 The Fund's Custodian, or a securities depository acting for the Custodian, will act as the Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written options that are traded on exchanges, or as to other acceptable escrow securities, so that no margin will be required from the Fund for such option transactions. OCC will release the securities covering a call on the expiration of the call or when the Fund enters into a closing purchase transaction. Call writing affects the Fund's turnover rate and the brokerage commissions it pays. Commissions, normally higher than on general securities transactions, are payable on writing or purchasing a call.

   Writing Covered Call Options. When the Fund writes a call on a security, it receives a premium and agrees to sell the callable investment to a purchaser of a corresponding call on the same security during the call period (usually not more than 9 months) at a fixed exercise price (which may differ from the market price of the underlying security), regardless of market price changes during the call period. The Fund has retained the risk of loss should the price or the underlying decline during the call period, which may be offset to some extent by the premium. To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the net of the amount of the option transaction costs and the premium received on the call written was more or less than the price of the call subsequently purchased. A profit may also be realized if the call expires unexercised, because the Fund retains the underlying investment and the premium received. Any such profits are considered short-term capital gains for Federal income tax purposes, and when distributed by the Fund are taxable as ordinary income. An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for a particular option. If the Fund could not effect a closing purchase transaction due to lack of a market, it would have to hold the callable investment until the call expired or was exercised.

 The Fund may write calls on foreign currencies. A call written on a foreign currency by the Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call written by the Fund on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline (due to an adverse change in the exchange rate) in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. In such circumstances, the Fund collateralizes the option by maintaining in a segregated account with the Fund's custodian, cash or Government securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

 The Fund may also write calls on Futures without owning a futures contract or a deliverable security, provided that at the time the call is written, the Fund covers the call by segregating in escrow an equivalent dollar amount of liquid assets. The Fund will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the Future. In no circumstances would an exercise notice require the Fund to deliver a futures contract; it would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

   Writing Put Options. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. Writing a put covered by segregated liquid assets equal to the exercise price of the put has the same economic effect to the Fund as writing a covered call. The premium the Fund receives from writing a put option represents a profit, as long as the price of the underlying investment remains above the exercise price. However, the Fund has also assumed the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even though the value of the investment may fall below the exercise price. If the put expires unexercised, the Fund (as the writer of the put) realizes a gain in the amount of the premium less transaction costs. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price, which will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss, equal to the sum of the current market value of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs incurred.

 When writing put options on securities or on foreign currencies, to secure its obligation to pay for the underlying security, the Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets. As long as the obligation of the Fund as the put writer continues, it may be assigned an exercise notice by the exchange or broker-dealer through whom such option was sold, requiring the Fund to exchange currency at the specified rate of exchange or to take delivery of the underlying security against payment of the exercise price. The Fund may have no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. This obligation terminates upon expiration of the put, or such earlier time at which the Fund effects a closing purchase transaction by purchasing a put of the same series as that previously sold. Once the Fund has been assigned an exercise notice, it is thereafter not allowed to effect a closing purchase transaction.

      The Fund may effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent an underlying security from being put. Furthermore, effecting such a closing purchase transaction will permit the Fund to write another put option to the extent that the exercise price thereof is secured by the deposited assets, or to utilize the proceeds from the sale of such assets for other investments by the Fund. The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the option. As above for writing covered calls, any and all such profits described herein from writing puts are considered short-term capital gains for Federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

   Purchasing Calls and Puts. When the Fund purchases a call (other than in a closing purchase transaction), it pays a premium and has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Fund benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Fund will lose its premium payment and the right to purchase the underlying investment.

 When the Fund purchases a put, it pays a premium and has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price. Buying a put on securities or Futures the Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date and the Fund will lose its premium payment and the right to sell the underlying investment; the put may, however, be sold prior to expiration (whether or not at a profit).

 Purchasing a put on either Futures or on securities it does not own permits the Fund either to resell the put or, if applicable, to buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price, and, as a result, the put is not exercised, the put will become worthless on its expiration date. In the event of a decline in price of the underlying investment, the Fund could exercise or sell the put at a profit to attempt to offset some or all of its loss on its portfolio securities. When the Fund purchases a put on a Future or security not held by it, the put protects the Fund to the extent that the prices of the underlying Future or securities move in a similar pattern to the prices of the securities in the Fund's portfolio.

    Futures. No payment is paid or received by the Fund on the purchase or sale of a Future. Upon entering into a Futures transaction, the Fund will be required to deposit an initial margin payment with the futures commission merchant (the "futures broker"). Initial margin payments will be deposited with the Fund's Custodian in an account registered in the futures broker's name; however, the futures broker can gain access to that account only under specified conditions. As the Future is marked to market to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker on a daily basis. At any time prior to expiration of the Future, the Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and additional cash is required to be paid by or released
to the Fund.   Any loss or gain is realized.  All futures
transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded.

    Forward Contracts. The Fund may enter into foreign currency exchange contracts ("Forward Contracts"), which obligate the seller to deliver and the purchaser to take a specific amount of foreign currency at a specific future date for a fixed price.
A Forward Contract involves bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties), at a price set at the time the contract is entered into. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The Fund may enter into a Forward Contract in order to "lock in" the U.S. dollar price of a security denominated in a foreign currency which it has purchased or sold but which has not yet settled, or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency.

 There is a risk that use of Forward Contracts may reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency. To attempt to limit its exposure to loss under Forward Contracts in a particular foreign currency, the Fund limits its use of these contracts to the amount of its assets denominated in that currency or denominated in a closely-correlated foreign currency. Forward Contracts include standardized foreign currency futures contracts which are traded on exchanges and are subject to procedures and regulations applicable to other Futures. The Fund may also enter into a Forward Contract to sell a foreign currency denominated in a currency other than that in which the underlying security is denominated. This is done in the expectation that there is a greater correlation between the foreign currency of the Forward Contract and the foreign currency of the underlying investment than between the U.S. dollar and the foreign currency of the underlying investment. This technique is referred to as "cross hedging." The success of cross hedging is dependent on many factors, including the ability of the Manager to correctly identify and monitor the correlation between foreign currencies and the U.S. dollar. To the extent that the correlation is not identical, the Fund may experience losses or gains on both the underlying security and the cross currency hedge.

 The Fund may use Forward Contracts to protect against uncertainty in the level of future exchange rates. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

 There is no limitation as to the percentage of the Fund's assets that may be committed to foreign currency exchange contracts. The Fund does not enter into such forward contracts or maintain a net exposure in such contracts to the extent that the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's assets denominated in that currency, or enter into a "cross hedge," unless it is denominated in a currency or currencies that the Manager believes will have price movements that tend to correlate closely with the currency in which the investment being hedged is denominated. See "Tax Aspects of Covered Calls and Hedging Instruments" below for a discussion of the tax treatment of foreign currency exchange contracts.

 The Fund may enter into Forward Contracts with respect to specific transactions. For example, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Fund anticipates receipt of dividend payments in a foreign currency, the Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment by entering into a Forward Contract, for a fixed amount of U.S. dollars per unit of foreign currency, for the purchase or sale of the amount of foreign currency involved in the underlying transaction ("transaction hedge"). The Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

 The Fund may also use Forward Contracts to lock in the U.S.
dollar value of portfolio positions ("position hedge"). In a position hedge, for example, when the Fund believes that foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency, or when the Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount. In this situation the Fund may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the Fund believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated ("cross hedge").

 The Fund's Custodian will place cash or U.S. Government securities or other liquid high-quality debt securities in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward contracts to cover its short positions. If the value of the securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts. As an alternative to maintaining all or part of the separate account, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price, or the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

 The precise matching of the Forward Contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the Forward Contract is entered into and the date it is sold. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.
Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transactions costs.


 At or before the maturity of a Forward Contract requiring the Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

 The cost to the Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of each particular counterparty under a Forward Contract.

 Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

    Interest Rate Swap Transactions. In an interest rate swap, the Fund and another party exchange their right to receive, or their obligation to pay, interest on a security. For example, they may swap a right to receive floating rate interest payments for fixed rate payments. The Fund enters into swaps only on securities it owns. The Fund may not enter into swaps with respect to more than 25% of its total assets. The Fund will segregate liquid assets (such as cash or U.S. Government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed. Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will have been greater than those received by it. Credit risk arises from the possibility that the counterparty will default. If the counterparty to an interest rate swap defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis. The Fund will enter into swap transactions with appropriate counterparties pursuant to master netting agreements.

 A master netting agreement provides that all swaps done between the Fund and that counterparty under the master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable in the same currency in respect of one or more swap transactions, the net amount payable on that date in that currency shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party. Under such agreements, if there is a default resulting in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the mark-to-market value at the time of the termination of each swap). The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation." The Fund will not invest more than 25% of its assets in interest rate swap transactions.

    Regulatory Aspects of Hedging Instruments. The Fund is required to operate within certain guidelines and restrictions with respect to its use of futures and options thereon as established by the Commodities Futures Trading Commission ("CFTC"). In particular, the Fund is excluded from registration as a "commodity pool operator" if it complies with the requirements of Rule 4.5 adopted by the CFTC. The Rule does not limit the percentage of the Fund's assets that may be used for Futures margin and related option premiums for a bona fide hedging position. However, under the Rule the Fund must limit its aggregate initial futures margin and related option premiums to no more than 5% of the Fund's net assets for hedging strategies that are not considered bona fide hedging strategies under the Rule.

 Transactions in options by the Fund are subject to limitations established by option exchanges governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus the number of options which the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same advisor as the Fund (or an advisor that is an affiliate of the Fund's advisor). The exchanges also impose position limits on Futures transactions which apply to Futures. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

 Due to requirements under the Investment Company Act, when the Fund purchases a Future, the Fund will maintain, in a segregated account or accounts with its Custodian, cash or readily-marketable, short-term (maturing in one year or less) debt instruments in an amount equal to the net exposure between the market value and the contract price of the Future, less the margin deposit applicable to it.

   Tax Aspects of Covered Calls and Hedging Instruments. The
Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code (although it reserves the right not to qualify). That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless the Fund's shares are held in a retirement account or the shareholder is otherwise exempt from tax). One of the tests for the Fund's qualification as a regulated investment company is that less than 30% of its gross income must be derived from gains realized on the sale of securities held for less than three months. To comply with this 30% cap, the Fund will limit the extent to which it engages in the following activities, but will not be precluded from them: (i) selling investments, including Futures, held for less than three months, whether or not they were purchased on the exercise of a call held by the Fund; (ii) purchasing options which expire in less than three months; (iii) effecting closing transactions with respect to calls or puts written or purchased less than three months previously; (iv) exercising puts or calls held by the Fund for less than three months; or (v) writing calls on investments held less than three months.

 Certain foreign currency exchange contracts (Forward
Contracts) in which the Fund may invest are treated as "section 1256 contracts." Gains or losses relating to section 1256 contracts generally are characterized under the Internal Revenue Code as 60% long-term and 40% short-term capital gains or losses. However, foreign currency gains or losses arising from certain section 1256 contracts (including Forward Contracts) generally are treated as ordinary income or loss. In addition, section 1256 contracts held by the Fund at the end of each taxable year are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue Code. An election can be made by the Fund to exempt these transactions from this marked-to-market treatment.

 Certain Forward Contracts entered into by the Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the timing and character of gains (or losses) recognized by the Fund on straddle positions. Generally, a loss sustained on the disposition of a position(s) making up a straddle is allowed only to the extent such loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

 Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of foreign currency forward contracts, gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as an ordinary gain or loss. Currency gains and losses are offset against market gains and losses on each before determining a net "section 988" gain or loss under the Internal Revenue Code for that trade, which may increase or decrease the amount of the Fund's investment company income available for distribution to its shareholders.

   Risks of Hedging With Options and Futures. An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. In addition to the risks associated with hedging that are discussed in the Prospectus and above, there is a risk in using short hedging by (i) selling Futures or (ii) purchasing puts on broadly-based indices or Futures to attempt to protect against declines in the value of the Fund's equity securities. The risk is that the prices of Futures will correlate imperfectly with the behavior of the cash (i.e., market value) prices of the Fund's equity securities. The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the natures of those markets. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures markets could be reduced, thus producing distortion.
Third, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

 The risk of imperfect correlation increases as the composition of the Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund may use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged if the historical volatility of the prices of such portfolio securities being hedged is more than the historical volatility of the applicable index. It is also possible that if the Fund has used hedging instruments in a short hedge, the market may advance and the value of the securities held in the Fund's portfolio may decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in value in its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

 If the Fund uses hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of particular securities (long hedging) by buying Futures and/or calls on such Futures, on securities, or on broadly-based indices, it is possible that the market may decline. If the Fund then concludes not to invest in such securities at that time because of concerns as to a possible further market decline or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

Other Investment Restrictions

 The Fund's most significant investment restrictions are set forth in the Prospectus. There are additional investment restrictions that the Fund must follow that are also fundamental policies. Fundamental policies and the Fund's investment objective cannot be changed without the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of (1) 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (2) more than 50% of the outstanding shares.

 Under these additional restrictions, the Fund cannot:

   buy the securities issued by any company for the purpose of exercising management control;

   invest in commodities or in commodities contracts, other than the Hedging Instruments permitted by any of its other fundamental policies, whether or not any such Hedging Instrument is considered to be a commodity or a commodity contract;

   buy or sell real estate; however, the Fund may invest in debt securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which invest in real estate or interests therein;

   buy securities on margin, except that the Fund may make margin deposits in connection with any of the Hedging Instruments which it may use;

   lend money, but the Fund may enter into repurchase agreements or invest in all or a portion of an issue of bonds, debentures, commercial paper, or other similar corporate obligations of the types that are usually purchased by institutions, whether or not publicly distributed;

   mortgage or pledge any of its assets; however this does not prohibit the Fund from pledging its assets for collateral arrangements contemplated in connection with the use of Hedging
Instruments;

   underwrite securities of other companies except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter for purposes of the Securities Act;

   buy and retain securities of any issuer if those officers, directors or trustees of the Fund or the Manager who beneficially own more than .5% of the securities of such issuer together own more than 5% of the securities of such issuer;

   invest more than 5% of total assets through open-market purchases in other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets;
or

   invest in oil, gas or other mineral exploration or development programs.

 For purposes of the Fund's policy not to concentrate its assets described under the second investment restriction in the Prospectus, the Fund has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information.
This is not a fundamental policy.

How the Fund Is Managed

Organization and History. As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold meetings when required to do so by the Investment Company Act or other applicable law, or when a shareholder meeting is called by the Trustees or upon proper request of the shareholders. Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. In addition, if the Trustees receive a request from at least 10 shareholders (who have been shareholders for at least six months) holding shares of the Fund valued at $25,000 or more or holding at least 1% of the Fund's outstanding shares, whichever is less, stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense, or the Trustees may take such other action as set forth under Section 16(c) of the Investment Company Act.

 The Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations, and provides for indemnification and reimbursement of expenses out of its property for any shareholder held personally liable for its obligations. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, while Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances, the risk of a Fund shareholder incurring financial loss on account of shareholder liability is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations described above. Any person doing business with the Trust, and any shareholder of the Trust, agrees under the Trust's Declaration of Trust to look solely to the assets of the Trust for satisfaction of any claim or demand which may arise out of any dealings with the Trust, and the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Trustees And Officers of the Fund. The Fund's Trustees and officers and their principal occupations and business affiliations and occupations during the past five years are set forth below.
The address of each Trustee and officer is Two World Trade Center, New York, New York 10048-0203, unless another address is listed below. All of the Trustees are also trustees or directors of Oppenheimer Fund, Oppenheimer Global Fund, Oppenheimer Enterprise Fund, Oppenheimer International Growth Fund, Oppenheimer Developing Markets Fund, Oppenheimer Series Fund, Inc., Oppenheimer Money Market Fund, Inc., Oppenheimer Growth Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Discovery Fund, Oppenheimer Global Emerging Growth Fund, Oppenheimer Municipal Bond Fund, Oppenheimer New York Municipal Fund, Oppenheimer California Municipal Fund, Oppenheimer Multi-State Municipal Trust, Oppenheimer Multiple Strategies Fund, Oppenheimer U.S. Government Trust, Oppenheimer Multi-Sector Income Trust and Oppenheimer World Bond Fund (the "New York-based Oppenheimer funds"), except that Ms. Macaskill is not a director of Oppenheimer Money Market Fund, Inc. Ms. Macaskill and Messrs. Bishop, Bowen, Donohue, Farrar and Zack respectively hold the same offices with the other New York-based Oppenheimer funds as with the Fund. As of December 31, 1996, the officers and Trustees of the Fund as a group owned of record or beneficially less than 1% of each class of shares of the Fund. That statement does not include shares held of record by an employee benefit plan for employees of the Manager (one of the Trustees of the Fund, Ms. Macaskill, and one of the officers, Mr. Donohue, are trustees of that plan), other than the shares beneficially owned under that plan by the officers of the Fund listed below.

Leon Levy, Chairman of the Board of Trustees; Age 71
General Partner of Odyssey Partners, L.P. (investment partnership) and Chairman of Avatar Holdings, Inc. (real estate development).

Robert G. Galli, Trustee*; Age 63
Vice Chairman of OppenheimerFunds, Inc. (the "Manager"); formerly he held the following positions: Vice President and Counsel of Oppenheimer Acquisition Corp. ("OAC"), the Manager's parent holding company; Executive Vice President & General Counsel and a director of the Manager and OppenheimerFunds Distributor, Inc. (the "Distributor"), Vice President and a director of HarbourView Asset Management Corporation ("HarbourView") and Centennial Asset Management Corporation ("Centennial"), investment advisor subsidiaries of the Manager, a director of Shareholder Financial Services, Inc. ("SFSI") and Shareholder Services, Inc. ("SSI"), transfer agent subsidiaries of the Manager and an officer of other Oppenheimer funds.

Benjamin Lipstein, Trustee; Age 73
591 Breezy Hill Road, Hillsdale, N.Y. 12529
Professor Emeritus of Marketing, Stern Graduate School of Business Administration, New York University; a director of Sussex
Publishers, Inc (Publishers of Psychology Today and Mother Earth
News) and of Spy Magazine, L.P.

Bridget A. Macaskill, President and Trustee*; Age 48
President, Chief Executive Officer and a Director of the Manager; Chairman and a director of SSI, and SFSI; President and a director of OAC, HarbourView and Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; a director of Oppenheimer Real Asset Management, Inc.; formerly an Executive Vice President of the Manager.

Elizabeth B. Moynihan, Trustee; Age 67
801 Pennsylvania Avenue, N.W., Washington, D.C. 20004
Author and architectural historian; a trustee of the Freer Gallery of Art (Smithsonian Institution), the Institute of Fine Arts (New
York University), National Building Museum; a member of the
Trustees Council, Preservation League of New York State, and of the Indo-U.S. Sub-Commission on Education and Culture.

Kenneth A. Randall, Trustee; Age 69
6 Whittaker's Mill, Williamsburg, Virginia 23185
A director of Dominion Resources, Inc. (electric utility holding company), Dominion Energy, Inc. (electric power and oil & gas producer), Enron-Dominion Cogen Corp. (cogeneration company), Kemper Corporation (insurance and financial services company), Fidelity Life Association (mutual life insurance company); formerly President and Chief Executive Officer of The Conference Board, Inc. (international economic and business research) and a director of Lumbermens Mutual Casualty Company, American Motorists Insurance Company and American Manufacturers Mutual Insurance Company.
_________________
*A Trustee who is an "interested person" of the Fund.

Edward V. Regan, Trustee; Age 66
40 Park Avenue, New York, New York 10016
Chairman of Municipal Assistance Corporation for the City of New York; Senior Fellow of Jerome Levy Economics Institute, Bard College; a member of the U.S. Competitiveness Policy Council; a director of GranCare, Inc. (health care provider); formerly New York State Comptroller and trustee, New York State and Local Retirement Fund.

Russell S. Reynolds Jr., Trustee; Age 65
200 Park Avenue, New York, New York 10166
Founder Chairman of Russell Reynolds Associates, Inc. (executive recruiting); Chairman of Directorship Inc. (corporate governance consulting); a director of Professional Staff Limited (U.K.); a trustee of Mystic Seaport Museum, International House and Greenwich Historical Society.

Donald W. Spiro, Vice Chairman and Trustee*; Age 71
Chairman Emeritus and a director of the Manager; formerly Chairman of the Manager and the Distributor.

Pauline Trigere, Trustee; Age 84
498 Seventh Avenue, New York, New York 10018
Chairman and Chief Executive Officer of Trigere, Inc. (design and sale of women's fashions).

Clayton Yeutter, Trustee; Age 66
1325 Merrie Ridge Road, McLean, Virginia 22101
Of Counsel, Hogan & Hartson (a law firm); a director of B.A.T. Industries, Ltd. (tobacco and financial services), Caterpillar, Inc. (machinery), ConAgra, Inc. (food and agricultural products), Farmers Insurance Company (insurance), FMC Corp. (chemicals and machinery), IMC Global Inc. (chemicals and animal feed) and Texas Instruments, Inc. (electronics); formerly (in descending chronological order) Counsellor to the President (Bush) for Domestic Policy, Chairman of the Republican National Committee, Secretary of the U.S. Department of Agriculture, and U.S. Trade Representative.

Andrew J. Donohue, Secretary; Age 46
Executive Vice President and General Counsel of the Manager and the Distributor; President and a director of Centennial;
Executive Vice President, General Counsel and a director of HarbourView, SSI, SFSI, and Oppenheimer Partnership Holdings, Inc.; President and director of Oppenheimer Real Asset Management, Inc.; General Counsel of OAC; Executive Vice President, Chief Legal Officer and a director of MultiSource Services, Inc. (a broker-dealer); an officer of other Oppenheimer funds; formerly Senior Vice President and Associate General Counsel of the Manager and the Distributor; Partner in, Kraft & McManimon (a law firm); an officer of First Investors Corporation (a broker-dealer) and First Investors Management Company, Inc. (broker-dealer and investment advisor); director and an officer of First Investors Family of Funds and First Investors Life Insurance Company.
__________________

*A Trustee who is an "interested person" of the Fund.


George C. Bowen, Treasurer; Age 60
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President and Treasurer of the Manager; Vice President and Treasurer of the Distributor and HarbourView; Senior Vice President, Treasurer, Assistant Secretary and a director of Centennial; Senior Vice President, Treasurer and Secretary of SSI; Vice President, Treasurer and Secretary of SFSI; Treasurer of OAC; Vice President and Treasurer of Oppenheimer Real Asset Management, Inc.; Chief Executive Officer, Treasurer and a director of MultiSource Services, Inc. (a broker-dealer); an officer of other Oppenheimer funds.

Robert J. Bishop, Assistant Treasurer; Age 38
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting; an officer of other Oppenheimer funds; formerly a Fund Controller for the Manager, prior to which he was an Accountant for Yale & Seffinger, P.C., an accounting firm, and previously an Accountant and Commissions Supervisor for Stuart James Company Inc., a broker-dealer.

Scott T. Farrar, Assistant Treasurer; Age 31
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting; an officer of other Oppenheimer funds; formerly a Fund Controller for the Manager.

Robert G. Zack, Assistant Secretary; Age 48
Senior Vice President and Associate General Counsel of the Manager, Assistant Secretary of SSI, SFSI; an officer of other Oppenheimer funds.

Frank Jennings, Vice President and Portfolio Manager; Age 49
Vice President of the Manager; formerly a Managing Director at Paine Webber's Mitchell Hutchins division.

      Remuneration of Trustees. The officers of the Fund and certain Trustees (Ms. Macaskill and Messrs. Galli and Spiro; Ms. Macaskill is also an officer) who are affiliated with the Manager receive no salary or fees from the Fund. The remaining Trustees of the Fund received the compensation shown below from the Fund. The compensation from the Fund was paid during its fiscal year ended September 30, 1996. The compensation from all the New York-based Oppenheimer funds includes the Fund and its compensation received as a director, trustee or member of a committee of the Board of those funds during the calendar year 1996.

                                   Retirement          Total Compensation
                    Aggregate           Benefits Accrued    From All
                    Compensation   as Part of          New York-based
Name and Position  From Fund       Fund Expenses  Oppenheimer Funds1

Leon Levy, Chairman     $4,696     $2,89          $152,750
  and Trustee

Benjamin Lipstein,      $2,871     $1,770         $ 91,350
 Study Committee
 Chairman, Audit
 Committee Member
 and Trustee2

Elizabeth B. Moynihan,  $2,871     $1,770         $91,350
 Study Committee
 Member and Trustee

Kenneth A. Randall,     $2,611     $1,610         $83,450
 Audit Committee Chairman
 and Trustee

Edward V. Regan,   $2,291          $1,463         $78,150
 Proxy Committee Chairman,
 Audit Committee
 Member and Trustee

Russell S. Reynolds, Jr.,          $1,735         $1,070    $58,800
  Proxy Committee
  Member and Trustee

Pauline Trigere, Trustee           $1,735         $1,070    $55,300

Clayton K. Yeutter, Proxy          $1,735         $1,070    $58,800
  Committee Member and
  Trustee

______________________

1       For the 1996 calendar year.
2       Committee position held during a portion of the period shown.

        The Fund has adopted a retirement plan that provides for payment to a retired Trustee of up to 80% of the average compensation paid during that Trustee's five years of service in which the highest compensation was received. A Trustee must serve in that capacity for any of the New York-based Oppenheimer funds for at least 15 years to be eligible for the maximum payment. Because each Trustee's retirement benefits will depend on the amount of the Trustee's future compensation and length of service, the amount of these benefits cannot be determined as of this time nor can we estimate the number of years of credited service that will be used to determine those benefits.

          Major Shareholders. As of December 31, 1996, no person owned of record or was known by the Fund to own beneficially 5% or more of the shares of the Fund except Merrill Lynch Pierce Fenner &
Smith, Inc., which was the record owner of 37,738 Class B shares
(representing 5.65% of the Class B shares then outstanding and 185,581 Class C shares (representing 7.28% of the Class C shares then outstanding). The Fund has been advised that Merrill Lynch
Pierce Fenner & Smith, Inc. holds such shares for the benefit of its customers.

The Manager and Its Affiliates. The Manager is wholly-owned by Oppenheimer Acquisition Corp. ("OAC"), a holding company controlled by Massachusetts Mutual Life Insurance Company. OAC is also owned in part by certain of the Manager's directors and officers, some of whom also serve as officers of the Fund, and three of whom (Ms. Macaskill, Mr. Galli and Mr. Spiro) serve as Trustees of the Fund.

        The Manager and the Fund have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Compliance with the Code of Ethics is carefully monitored and strictly enforced by the Manager.

           The Investment Advisory Agreement. The investment advisory agreement between the Manager and the Fund requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment, and to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for the Fund, including the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

        Expenses not expressly assumed by the Manager under the advisory agreement or by the Distributor under the General Distributor's Agreement are paid by the Fund. The advisory agreement lists examples of expenses paid by the Fund, the major categories of which relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. For the Fund's fiscal years ended September 30, 1994, 1995 and 1996, the management fees paid by the Fund to the Manager were $945,062, $1,140,233 and $1,202,416, respectively.

        The Investment Advisory Agreement contains no expense limitation. However, because of state regulations limiting fund expenses that previously applied, the Manager had voluntarily undertaken that the Fund's total expenses in any fiscal year (including the investment advisory fee but exclusive of taxes, interest, brokerage commissions, distribution plan payments and any extraordinary non-recurring expenses, including litigation) would not exceed the most stringent state regulatory limitation applicable to the Fund. Due to changes in federal securities laws, such state regulations no longer apply and the Manager's undertaking is therefore inapplicable and has been withdrawn. During the Fund's last fiscal year, the Fund's expenses did not exceed the most stringent state regulatory limit and the voluntary undertaking was not invoked.

        The advisory agreement provides that in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or reckless disregard of its obligations and duties under the advisory agreement, the Manager is not liable for any loss resulting from a good faith error or omission on its part with respect to any of its duties thereunder. The advisory agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the right of the Fund to use the name "Oppenheimer" as part of its name may be withdrawn.

           The Distributor. Under its General Distributor's Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's Class
A, Class B and Class C shares but is not obligated to sell a specific number of shares. Expenses normally attributable to sales (excluding payments under the Distribution and Service Plans but including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders), are borne by the Distributor. During the Fund's fiscal years ended September 30, 1994, 1995 and 1996, the aggregate sales charges on sales of the Fund's Class A shares were $1,020,885, $684,243 and $507,729, respectively, of which the Distributor and an affiliated broker-dealer retained in the aggregate $286,660, $205,662 and $171,752 in those respective years. During the Fund's fiscal year ended September 30, 1996, contingent deferred sales charges collected on the Fund's Class B shares totalled $6,391, all of which the Distributor retained. During the Fund's fiscal year ended September 30, 1996, contingent deferred sales charges collected on the Fund's Class C shares totalled $3,710, all of which the Distributor retained. For additional information about distribution of the Fund's shares and the expenses connected with such activities, please refer to "Distribution and Service Plans," below.

           The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for shareholder servicing and administrative functions.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers ("brokers") to effect the Fund's portfolio transactions.
In doing so, the Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act, as may, in its best judgment based on all relevant factors, implement the policy of the Fund to obtain, at reasonable expense, the "best execution" (prompt and reliable execution at the most favorable price obtainable) of such transactions. The Manager need not seek competitive commission bidding but is expected to minimize the commissions paid to the extent consistent with the interest and policies of the Fund as established by its Board of Trustees. Purchases of securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked price.

        Under the advisory agreement, the Manager is authorized to select brokers that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would have charged if a good faith determination is made by the Manager that the commission is fair and reasonable in relation to the services provided. Subject to the foregoing considerations, the Manager may also consider sales of shares of the Fund and other investment companies managed by the Manager or its affiliates as a factor in the selection of brokers for the Fund's portfolio transactions.

Description of Brokerage Practices Followed by the Manager.
Subject to the provisions of the advisory agreement, and the procedures and rules described above, allocations of brokerage are generally made by the Manager's portfolio traders based upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage, also subject to the provisions of the advisory agreement and the procedures and rules described above. In either case, brokerage is allocated under the supervision of the Manager's executive officers. Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. Brokerage commissions are paid primarily for effecting transactions in listed securities or for certain fixed-income agency transactions in the secondary market and are otherwise paid only if it appears likely that a better price or execution can be obtained. When the Fund engages in an option transaction, ordinarily the same broker will be used for the purchase or sale of the option and any transaction in the securities to which the option relates. When possible, concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates are combined. The transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

        The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates, and investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of such other accounts. Such research, which may be supplied by a third party at the instance of a broker, includes information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars. The Board of Trustees has permitted the Manager to use concessions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions. The Board has also permitted the Manager to use stated commissions on secondary fixed-income agency trades to obtain research where the broker has represented to Manager that:
(i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction.

        The research services provided by brokers broaden the scope and supplement the research activities of the Manager, by making available additional views for consideration and comparisons, and by enabling the Manager to obtain market information for the valuation of securities held in the Fund's portfolio or being considered for purchase. The Board of Trustees, including the "independent" Trustees of the Fund (those Trustees of the Fund who are not "interested persons" as defined in the Investment Company
Act, and who have no direct or indirect financial interest in the operation of the advisory agreement or the Distribution Plans described below) annually reviews information furnished by the Manager as to the commissions paid to brokers furnishing such services so that the Board may ascertain whether the amount of such commissions was reasonably related to the value or benefit of such services.

        During the Fund's fiscal years ended September 30, 1994, 1995 and 1996, total brokerage commissions paid by the Fund (not including spreads or concessions on principal transactions on a net trade basis) were $720,379, $771,868 and $1,355,647, respectively.
During the fiscal year ended September 30, 1996, $1,024,988 was paid to brokers as commissions in return for research services; the aggregate dollar amount of those transactions was $306,971,053.
The transactions giving rise to those commissions were allocated in accordance with the Manager's internal allocation procedures.


Performance of the Fund

Total Return Information. As described in the Prospectus, from time to time the "average annual total return," "cumulative total return," "average annual total return at net asset value" and "total return at net asset value" of an investment in a class of shares of the Fund may be advertised. An explanation of how these total returns are calculated for each class and the components of those calculations is set forth below.

        The Fund's advertisements of its performance data must, under applicable rules of the Securities and Exchange Commission, include the average annual total returns for each advertised class of shares of the Fund for the 1, 5, and 10-year periods (or the life of the class, if less) ending as of the most recently-ended calendar quarter prior to the publication of the advertisement.
This enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. An investment in the Fund is not insured; its returns and share prices are not guaranteed and normally will fluctuate on a daily basis. When redeemed, an investor's shares may be worth more or less than their original cost. Returns for any given past period are not a prediction or representation by the Fund of future returns. The returns of Class A, Class B and Class C shares of the Fund are affected by portfolio quality, the type of investments the Fund holds and its operating expenses allocated to the particular class.

           Average Annual Total Returns. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV") of that investment, according to the following formula:


                1/n
           (ERV)
           (---)   -1 = Average Annual Total Return
           ( P )


           Cumulative Total Returns. The cumulative "total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

           ERV - P
           ------- = Total Return
              P


        In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown at net asset value, as described below). For Class B shares, the payment of the applicable contingent deferred sales charge (5.0% for the first year, 4.0% for the second year, 3.0% for the third and fourth years, 2.0% for the fifth year, 1.0% for the sixth year and none thereafter) is applied to the investment result for the period shown (unless the total return is shown at net asset value, as described below). For Class C shares, a 1.0% contingent deferred sales charge is applied to the investment result for the one-year period (or less). Total returns also assume that all dividends and capital gains distributions during the period are reinvested to buy additional shares at net asset value per share, and that the investment is redeemed at the end of the period. The "average annual total returns" on an investment in Class A shares of the Fund for the one and five year periods ended September 30, 1996 and for the period October 22, 1990 (commencement of operations) to September 30, 1996 were 6.76%, 9.21% and 9.73%, respectively. The cumulative "total return" on Class A shares for the period October 22, 1990 (commencement of operations) to September 30, 1996 was 73.59%. The cumulative "total return" on Class B shares for the period October 10, 1995 (inception of the class) to September 30, 1996 was 9.33%. The "average annual total returns" on an investment in Class C shares of the Fund for the fiscal year ended September 30, 1996 and the period from December
1, 1993 through September 30, 1996 were 11.45% and 9.34%,
respectively. The cumulative total return on Class C shares for the period from December 1, 1993 (the commencement of the offering of the shares) through September 30, 1996 was 28.77%.

          Total Returns at Net Asset Value. From time to time the Fund may also quote an average annual total return at net asset value or a cumulative total return at net asset value for Class A, Class B or Class C shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions. The cumulative total return at net asset value of the Fund's Class A shares for the period from October 22, 1990 (commencement of operations) to September 30, 1996 was 84.19%. The average annual total returns at net asset value for the one and five year periods ended September 30, 1996 and for the period
October 22, 1990 (commencement of operations) through September 30, 1996, for Class A shares were 13.28%, 10.51% and 10.83%, respectively. The cumulative total return at net asset value of Class B shares of the Fund for the period October 10, 1995
(inception of class) to September 30, 1996, was 14.33%. The cumulative total return at net asset value on the Fund's Class C shares for the fiscal period from December 1, 1993 (inception of class) through September 30, 1996 was 28.77%. The average annual total returns of the Fund's Class C shares at net asset value for the fiscal year ended September 30, 1996 and the period from December 1, 1993 (inception of class) through September 30, 1996 were 12.45% and 9.34%, respectively.

        Total return information may be useful to investors in reviewing the Fund's performance. However, when comparing total return of an investment in the Fund with that of other alternatives, investors should understand that as the Fund is an aggressive equity fund seeking capital appreciation, its shares are subject to greater market risks and volatility than shares of funds having other investment objectives and that the Fund is designed for investors who are willing to accept greater risk of loss in the hopes of realizing greater gains.

Other Performance Comparisons. From time to time the Fund may publish the ranking of its Class A, Class B or Class C shares by Lipper Analytical Services, Inc. ("Lipper"), a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods based on categories relating to investment objectives. The performance of the Fund is ranked against (i) all other funds, (ii) all other "balanced" funds and (iii) all other "balanced" funds in a specific size category. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration.

        From time to time the Fund may publish the star ranking of the performance of its Class A, Class B and Class C shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar ranks mutual funds in broad investment categories: domestic stock funds, international stock funds, taxable bond funds and municipal bond funds, based on risk-adjusted total investment returns. The Fund is ranked among international stock funds. Investment return measures a fund's or class' one, three, five and ten-year average annual total returns (depending on the inception of the fund or class) in excess of 90-day U.S. Treasury bill returns after considering the fund's sales charges and expenses.
Risk measures a fund's or class' performance below 90-day U.S. Treasury bill returns. Risk and investment return are combined to produce star rankings reflecting performance relative to the average fund in the fund's category. Five stars is the "highest" ranking (top 10%), four stars is "above average" (next 22.5%), three stars is "average" (next 35%), two stars is "below average" (next 22.5%) and one star is "lowest" (bottom 10%). The current star ranking is the fund's or class' 3-year ranking or its combined
3- and 5-year ranking (weighted 60%/40%, respectively, or its combined 3-, 5- and 10-year ranking (weighted 40%, 30% and 30%, respectively), depending on the inception of the fund or class. Rankings are subject to change monthly.

        The Fund may also compare its performance to that of other funds in its Morningstar Category. In addition to its star ranking, Morningstar also categorizes and compares a fund's 3-year performance based on Morningstar's classification of the fund's investments and investment style, rather than how a fund defines its investment objective. Morningstar's four broad categories
(domestic equity, international equity, municipal bond and taxable bond) are each further subdivided into categories based on types of investments and investment styles. Those comparisons by Morningstar are based on the same risk and return measurements as its star rankings but do not consider the effect of sales charges.

        From time to time, the Fund may include in its advertisements and sales literature performance information about the Fund cited in other newspapers and periodicals, such as The New York Times, which may include performance quotations from other sources, including Lipper.

        The total return on an investment in the Fund's Class A, Class B or Class C shares may be compared with performance for the same period of either the Morgan Stanley Capital International World
Index or the Lehman Aggregate Bond Index, as described in the Prospectus. The performance of each index includes a factor for the reinvestment of income dividends, but does not reflect reinvestment of capital gains, expenses or taxes. The performance of the Fund's Class A, Class B or Class C shares may also be compared in publications to (i) the performance of various market indices or to other investments for which reliable performance data is available, and (ii) to averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

        Total return information may be useful to investors in reviewing the performance of the Fund's Class A, Class B or Class C shares. However, when comparing total return of an investment in Class A, Class B or Class C shares of the Fund, a number of factors should be considered before using such information as a basis for comparison with other investments. For example, investors may also wish to compare the Fund's Class A, Class B or Class C return to the returns on fixed income investments available from banks and thrift institutions, such as certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills. However, the Fund's returns and share price are not guaranteed by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return, and Treasury bills are guaranteed as to principal and interest by the U.S. Government.

        From time to time, the Fund's Manager may publish rankings or ratings of the Manager (or Transfer Agent) or the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves.
Those ratings or rankings of shareholder/investor services by third parties may compare the Oppenheimer funds' services to those of other mutual fund families selected by the rating or ranking services and may be based upon the opinions of the rating or ranking service itself, based on its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

Distribution and Service Plans

        The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act pursuant to which the Fund will make payments to the Distributor in connection with the distribution and/or servicing of the shares of that class, as described in the Prospectus. Each Plan has been approved by a vote of (i) the Board of Trustees of the Fund, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on that Plan, and (ii) the holders of a "majority" (as defined in the Investment Company Act) of the shares of each class. For the Distribution and Service Plans for the Fund's Class B and Class C shares, that vote was cast by the Manager as the sole initial holder of Class B and Class C shares of the Fund.

        In addition, under the Plans the Manager and the Distributor, in their sole discretion, from time to time may use their own resources (which, in the case of the Manager, may include profits from the advisory fee it receives from the Fund) to make payments to brokers, dealers or other financial institutions (each is referred to as a "Recipient" under the Plans) for distribution and administrative services they perform at no cost to the Fund. The Distributor and the Manager may, in their sole discretion, increase or decrease the amount of payments they make from their own resources to Recipients.

        Unless terminated as described below, each Plan continues in effect from year to year but only as long as its continuance is specifically approved at least annually by the Fund's Board of Trustees and its Independent Trustees by a vote cast in person at a meeting called for the purpose of voting on such continuance.
Any Plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class. None of the Plans may be amended to increase materially the amount of payments to be made unless such amendment is approved by shareholders of the class affected by the amendment. In addition, because Class B shares of the Fund automatically convert into Class A shares after six years, the Fund, is required by a Securities and Exchange Commission rule to obtain the approval of Class B as well as Class A shareholders for a proposed amendment to the Class A Plan that would materially increase the amount to be paid by Class A shareholders under the Class A Plan. Such approval must be by a "majority of the Class A and Class B shares (as defined in the Investment Company Act), voting separately by class. All material amendments must be approved by the Independent Trustees.

        While the Plans are in effect, the Treasurer of the Fund shall provide separate written reports to the Fund's Board of Trustees at least quarterly on the amount of all payments made pursuant to each Plan, the purpose for which the payments were made and the identity of each Recipient that received any payment. The report for the Class B and Class C Plan should also include the distribution costs for that quarter and such costs for previous fiscal years are carried forward as explained in the Prospectus and below. Those reports, including the allocations on which they are based, will be subject to the review and approval of the Independent Trustees in the exercise of their fiduciary duty. Each Plan further provides that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in such selection and nomination if the final decision on any such selection or nomination is approved by a majority of the Independent Trustees.

        Under the Plans, no payment will be made to any Recipient in any quarter if the aggregate net asset value of all Fund shares held by the Recipient for itself and its customers, did not exceed a minimum amount, if any, that may be determined from time to time by a majority of the Fund's Independent Trustees. Initially, the Board of Trustees has set the fees at the maximum rate and set no requirement for a minimum amount of assets.

        For the fiscal year ended September 30, 1996, payments under the Class A Plan totalled $279,012, all of which was paid by the Distributor to Recipients, including $17,848 paid to an affiliate of the Distributor. Any unreimbursed expenses incurred by the Distributor with respect to Class A shares for any fiscal year may not be recovered in subsequent fiscal years. Payments received by the Distributor under the Plan for Class A shares will not be used to pay any interest expense, carrying charge, or other financial costs, or allocation of overhead by the Distributor.

         The Class B and the Class C Plans allow the service fee payment to be paid by the Distributor to Recipients in advance for the first year such shares are outstanding, and thereafter on a quarterly basis, as described in the Prospectus. The advance payment is based on the net asset value of the shares sold. An exchange of shares does not entitle the Recipient to an advance service fee payment. In the event shares are redeemed during the first year that the shares are outstanding, the Recipient will be obligated to repay a pro rata portion of the advance payment to the Distributor. Payments made under the Class B Plan during the fiscal period ended September 30, 1996 totalled $36,930, of which $35,141 was retained by the Distributor. Payments made under the Class C Plan during the fiscal period ended September 30, 1996 totalled $313,921, of which $97,416 was retained by the Distributor and $8,710 was paid to a dealer affiliated with the Distributor.


        Although the Class B Plan and the Class C Plan permits the Distributor to retain both the asset-based sales charges and the service fees on such shares, or to pay Recipients the service fee on a quarterly basis, without payment in advance, the Distributor presently intends to pay the service fee to Recipients in the manner described above. A minimum holding period may be established from time to time under the Class B and the Class C Plan by the Board. Initially, the Board has set no minimum holding period. All payments under the Class B and the Class C Plans are subject to the limitations imposed by the Conduct Rules of Fair Practice of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees.

        Asset-based sales charge payments are designed to permit an investor to purchase shares of the Fund without the assessment of a front-end sales load and at the same time permit the Distributor to compensate brokers and dealers in connection with the sale of Class B and Class C shares of the Fund. The Class B and the Class C Plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund during that period. Such payments are made in recognition that the Distributor (i) pays sales commissions to authorized brokers and dealers at the time of sale, as described in the Prospectus, (ii) may finance such commissions and/or the advance of the service fee payment to Recipients under those Plans, (iii) employs personnel to support distribution of shares, and (iv) may bear the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and state "blue sky" registration fees.

ABOUT YOUR ACCOUNT

How To Buy Shares

Alternative Sales Arrangements - Class A, Class B and Class C Shares. The availability of three classes of shares permits the individual investor to choose the method of purchasing shares that is more beneficial to the investor depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. Investors should understand that the purpose and function of the deferred sales charge and asset-based sales charge with respect to Class B and Class C shares are the same as those of the initial sales charge with respect to Class A shares. Any salesperson or other person entitled to receive compensation for selling Fund shares may receive different compensation with respect to one class of shares than the other. The Distributor will not accept any order for $500,000 or $1 million or more of Class B or Class C shares, respectively, on behalf of a single investor (not including dealer "street name" or omnibus accounts) because generally it will be more advantageous for that investor to purchase Class A shares of the Fund instead.

        The three classes of shares each represent an interest in the same portfolio investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B and Class C shares and the dividends payable on Class B and Class C shares will be reduced by incremental expenses borne solely by that class, including the asset-based sales charge to which Class B and Class C shares are subject.

        The conversion of Class B shares to Class A shares after six years is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax advisor, to the effect that the conversion of Class B shares does not constitute a taxable event for the holder under Federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

        The methodology for calculating the net asset value, dividends and distributions of the Fund's Class A, Class B and Class C shares recognizes two types of expenses. General expenses that do not pertain specifically to any class are allocated pro rata to the shares of each class, based on the percentage of the net assets of such class to the Fund's total assets, and then equally to each outstanding share within a given class. Such general expenses include (i) management fees, (ii) legal, bookkeeping and audit fees, (iii) printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, (iv) fees to Independent
Trustees, (v) custodian expenses, (vi) share issuance costs, (vii) organization and start-up costs, (viii) interest, taxes and brokerage commissions, and (ix) non-recurring expenses, such as litigation costs. Other expenses that are directly attributable to a class are allocated equally to each outstanding share within that class. Such expenses include (a) Distribution and Service Plan fees, (b) incremental transfer and shareholder servicing agent fees and expenses, (c) registration fees and (d) shareholder meeting expenses, to the extent that such expenses pertain to a specific class rather than to the Fund as a whole.

Determination of Net Asset Values Per Share. The net asset values per share of Class A, Class B and Class C shares of the Fund are determined as of the close of business of The New York Stock Exchange (the "Exchange") on each day that the Exchange is open, by dividing the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Exchange normally closes at 4:00 P.M. New York time, but may close earlier on some days (for example, in case of weather emergencies or on days falling before a holiday). The Exchange's most recent annual holiday schedule (which is subject to change) states that it will close on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days. The Fund may invest a substantial portion of its assets in foreign securities primarily listed on foreign exchanges which may trade on Saturdays or customary U.S. business holidays on which the Exchange is closed. Because the Fund's net asset value will not be calculated on those days, the Fund's net asset values per share of Class A, Class B and Class C shares may be significantly affected on such days when shareholders may not purchase or redeem shares.

        The Fund's Board of Trustees has established procedures for the valuation of the Fund's securities, generally as follows: (i) equity securities traded on a U.S. securities exchange or on NASDAQ for which last sale information is regularly reported are valued at the last reported sale price on their primary exchange or NASDAQ that day (or, in the absence of sales that day, at values based on the last sale prices of the preceding trading day or closing "bid" prices that day); (ii) securities traded on a foreign securities exchange are valued generally at the last sales price available to the pricing service approved by the Fund's Board of Trustees or to the Manager as reported by the principal exchange on which the security is traded at its last trading session on or immediately preceding the valuation date, or at the mean between "bid" and "ask" prices obtained from the principal exchange or two active market makers in the security on the basis of reasonable inquiry;
(iii) long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "ask" prices determined by a portfolio pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry; (iv) debt instruments having a maturity of more than 397 days when issued, and non-money market type instruments having a maturity of 397 days or less when issued, which have a remaining maturity of 60 days or less are valued at the mean between the "bid" and "ask" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry; (v) money market debt securities that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less are valued at cost, adjusted for amortization of premiums and accretion of discounts; and (vi) securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes (see (ii), (iii) and (iv) above), the security may be priced at the mean between the "bid" and "ask" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "ask" price is available).

        In the case of U.S. Government Securities and mortgage-backed securities, where last sale information is not generally available, such pricing procedures may include "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield, maturity and other special factors involved. The Manager may use pricing services approved by the Board of Trustees to price U.S. Government Securities for which last sale information is not generally available. The Manager will monitor the accuracy of such pricing services, which may include comparing prices used for portfolio evaluation to actual sales prices of selected securities.


        Trading in securities on European and Asian exchanges and over-the-counter markets is normally completed before the close of the
New York Stock Exchange. Events affecting the values of foreign securities traded in securities markets that occur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in the Fund's calculation of net asset value unless the Board of Trustees or the Manager, under procedures established by the Board of Trustees, determines that the particular event is likely to effect a material change in the
value of such security.   Foreign currency, including forward
contracts, will be valued at the closing price in the London foreign exchange market that day as provided by a reliable bank, dealer or pricing service. The values of securities denominated in foreign currency will be converted to U.S. dollars at the closing price in the London foreign exchange market that day as provided by a reliable bank, dealer or pricing service.

        Puts, calls and Futures are valued at the last sales price on the principal exchange on which they are traded or on NASDAQ, as applicable, as determined by a pricing service approved by the Board of Trustees or by the Manager. If there were no sales that day, value shall be the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "ask" prices on the principal exchange or on NASDAQ on the valuation date, or, if not, value shall be the closing "bid" price on the principal exchange or on NASDAQ on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ, it shall be valued at the mean between "bid" and "ask" prices obtained by the Manager from two active market makers (which in certain cases may be the "bid" price if no "ask" price is available).

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $25.00. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased by the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund 3 days after the transfers are initiated. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in the Prospectus because the Distributor incurs little or no selling expenses. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, aunts, uncles, nieces and nephews, siblings, sons-and daughters-in-law, a sibling's spouse and a spouse's siblings.

  The Oppenheimer funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor or the sub-distributor and include the following:

Oppenheimer Municipal Fund
Oppenheimer New York Municipal Fund
Oppenheimer California Municipal Fund
Oppenheimer Intermediate Municipal Fund
Oppenheimer Insured Municipal Fund
Oppenheimer Main Street California Municipal Fund
Oppenheimer Florida Municipal Fund
Oppenheimer Pennsylvania Municipal Fund
Oppenheimer New Jersey Municipal
Oppenheimer Fund
Oppenheimer Discovery Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Growth Fund
Oppenheimer Equity Income Fund
Oppenheimer Value Stock Fund
Oppenheimer Multiple Strategies Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Main Street Income & Growth Fund
Rochester Fund Municipals*
Rochester Fund Series - The Bond Fund for Growth*
Rochester Portfolio Series - Limited Term New York Municipal Fund* Oppenheimer High Yield Fund
Oppenheimer Champion Income Fund
Oppenheimer Bond Fund
Oppenheimer U.S. Government Trust
Oppenheimer Limited-Term Government Fund
Oppenheimer Global Fund
Oppenheimer Global Emerging Growth Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Strategic Income Fund
Oppenheimer Strategic Income & Growth Fund
Oppenheimer International Bond Fund
Oppenheimer Enterprise Fund
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Quest Opportunity Value Fund
Oppenheimer Quest Small Cap Value Fund
Oppenheimer Quest Growth & Income Value Fund
Oppenheimer Quest Officers Value Fund
Oppenheimer International Growth Fund
Oppenheimer Disciplined Value Fund
Oppenheimer Disciplined Allocation Fund
Oppenheimer LifeSpan Balanced Fund
Oppenheimer LifeSpan Income Fund
Oppenheimer LifeSpan Growth Fund
Oppenheimer Developing Markets Fund

-----------------------
   * Shares of the Fund are not presently exchangeable for shares of these funds.

and the following "Money Market Funds":

Oppenheimer Money Market Fund, Inc.
Oppenheimer Cash Reserves
Centennial Money Market Trust
Centennial Tax Exempt Trust
Centennial Government Trust
Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust
Centennial America Fund, L.P.
Daily Cash Accumulation Fund, Inc.

        There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds except Money Market Funds
(under certain circumstances described herein, redemption proceeds of Money Market Fund shares may be subject to a contingent deferred sales charge).

          Letters of Intent. A Letter of Intent (referred to as a "Letter") is an investor's statement in writing to the Distributor of the intention to purchase Class A shares or Class A and Class B shares of the Fund and other OppenheimerFunds during a 13-month period (the "Letter of Intent period"), which may, at the investor's request, include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter. A letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other OppenheimerFunds) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class A shares under the Letter will be made at the public offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

        In submitting a Letter, the investor makes no commitment to purchase shares, but if the investor's purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases, as set forth in "Terms of Escrow," below (as those terms may be amended from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the Application used for such Letter of Intent, and if such terms are amended, as they may be from time to time by the Fund, that those amendments will apply automatically to existing Letters of Intent.

        For purchases of shares of the Fund and other Oppenheimer funds by OppenheimerFunds prototype 401(k) plans under a Letter of Intent, the Transfer Agent will not hold shares in escrow. If the intended purchase amount under the Letter entered into by an OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter of Intent period, there will be no adjustment of commissions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

        If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the commissions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual purchases. If total eligible purchases during the Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the applicable prospectus, the sales charges paid will be adjusted to the lower rate, but only if and when the dealer returns to the Distributor the excess of the amount of commissions allowed or paid to the dealer over the amount of commissions that apply to the actual amount of purchases. The excess commissions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

        In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.

          Terms of Escrow That Apply to Letters of Intent.

        1. Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the public offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

        2. If the intended purchase amount specified under the Letter is completed within the thirteen-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

        3. If, at the end of the thirteen-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. Such sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If such difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

        4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

        5. The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include (a) Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge, (b) Class B shares acquired subject to a contingent deferred sales charge, and
(c) Class A or Class B shares acquired in exchange for either (i) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (ii) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

        6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "Exchange Privilege," and the escrow will be transferred to that other fund.

Asset Builder Plans. To establish an Asset Builder Plan from a bank account, a check (minimum $25) for the initial purchase must accompany the application. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in "How To Sell Shares," in the Prospectus. Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use those accounts for monthly automatic purchases of shares of up to four other Oppenheimer funds.

        There is a front-end sales charge on the purchase of certain Oppenheimer funds, or a contingent deferred sales charge may apply to shares purchased by Asset Builder payments. An application should be obtained from the Distributor, completed and returned, and a prospectus of the selected fund(s) should be obtained from the Distributor or your financial advisor before initiating Asset Builder payments. The amount of the Asset Builder investment may be changed or the automatic investments may be terminated at any time by writing to the Transfer Agent. A reasonable period (approximately 15 days) is required after the Transfer Agent's receipt of such instructions to implement them. The Fund reserves the right to amend, suspend, or discontinue offering such plans at any time without prior notice.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset value of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Retirement Plans. In describing certain types of employee benefit plans that may purchase Class A shares without being subject to the Class A contingent deferred sales charge, the term "employee benefit plan" means any plan or arrangement, whether or not "qualified" under the Internal Revenue Code, including, medical savings accounts, payroll deduction plans or similar plans in which Class A shares are purchased by a fiduciary or other person for the account of participants who are employees of a single employer or of affiliated employers, if the Fund account is registered in the name of the fiduciary or other person for the benefit of participants in the plan.

        The term "group retirement plan" means any qualified or non-qualified retirement plan (including 457 plans, SEPs, SARSEPs, 403(b) plans, and SIMPLE plans) for employees of a corporation or a sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in the plan purchase Class A shares of the Fund through a single investment dealer, broker or other financial institution designated by the group.

How to Sell Shares

        Information on how to sell shares of the Fund is stated in the Prospectus. The information below supplements the terms and conditions for redemptions set forth in the Prospectus.

          Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix. The Board of Trustees will not cause the involuntary redemption of shares in an account if the aggregate net asset value of the shares has fallen below the stated minimum solely as a result of market fluctuations. Should the Board elect to exercise this right, it may also fix, in accordance with the Investment Company Act, the requirements for any notice to be given to the shareholders in question (not less than 30 days), or the Board may set requirements for granting permission to the Shareholder to increase the investment, and set other terms and conditions so that the shares would not be involuntarily redeemed.

           Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash.
However, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the Securities and Exchange Commission. The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The method of valuing securities used to make redemptions in kind will be the same as the method the Fund uses to value its portfolio securities described above under the "Determination of Net Asset Values Per Share" and that valuation will be made as of the time the redemption price is determined.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of
(i) Class A shares that you purchased subject to an initial sales charge or the Class A contingent deferred sales charge, or (ii) Class B shares that were subject to the Class B contingent deferred sales charge when redeemed. This privilege does not apply to Class C shares. The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described below, at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Distributor for that privilege at the time of reinvestment. Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

Transfers of Shares. Shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity (whether the transfer occurs by absolute assignment, gift or bequest, not involving, directly or indirectly, a public sale). The transferred shares will remain subject to the contingent deferred sales charge, calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder. If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B and Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from OppenheimerFunds-sponsored IRAs, 403(b)(7) custodial plans, 401(k) plans, or pension or profit-sharing plans should be addressed to "Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must: (i) state the reason for the distribution; (ii) state the owner's awareness of tax penalties if the distribution is premature; and (iii) conform to the requirements of the plan and the Fund's other redemption requirements. Participants (other than self-employed person maintaining a plan account in their own name) in OppenheimerFunds-sponsored prototype pension or profit-sharing 401(k) plans may not directly redeem or exchange shares held for their account under those plans. The employer or plan administrator must sign the request. Distributions from pension, profit sharing plans or 401(k) plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, the Trustee and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. The shareholder should contact the broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives the order placed by the dealer or broker, except that if the Distributor receives a repurchase order from the dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value, if the order was received by the dealer or broker from its customer prior to the time the Exchange closes (normally, that is 4:00 P.M., but may be earlier on some days) and the order was transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.). Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form, with the signature(s) of the registered owners guaranteed on the redemption document as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (minimum $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record and sent to the address of record for the account (and if the address has not been changed within the prior 30 days). Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis. Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the OppenheimerFunds New Account Application or signature-guaranteed instructions. The Fund cannot guarantee receipt of a payment on the date requested and reserves the right to amend, suspend or discontinue offering such plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B and Class C shareholders should not establish withdrawal plans because of the imposition of the contingent deferred sales charges on such withdrawals (except where the Class B and Class C contingent deferred sales charges are waived as described in the Prospectus under "Waivers of Class B and Class C Sales Charges").

        By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions applicable to such plans, as stated below and in the provisions of the OppenheimerFunds Application relating to such Plans, as well as the Prospectus. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, such amendments will automatically apply to existing Plans.

          Automatic Exchange Plans. Shareholders can authorize the Transfer Agent (on the OppenheimerFunds Application or signature-guaranteed instructions) to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

          Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first and shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under withdrawal plans should not be considered as a yield or income on your investment. It may not be desirable to purchase additional Class A shares while making automatic withdrawals because of the sales charges that apply to purchases when made. Accordingly, a shareholder normally may not maintain an Automatic Withdrawal Plan while simultaneously making regular purchases of Class A shares.

        The Transfer Agent will administer the investor's Automatic Withdrawal Plan (the "Plan") as agent for the investor (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or omitted by the Transfer Agent in good faith to administer the Plan. Certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

        For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

        Redemptions of shares needed to make withdrawal payments will be made at the net asset value per share determined on the redemption date. Checks or ACH transfer payments of the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment (receipt of payment on the date selected cannot be guaranteed), according to the choice specified in writing by the Planholder.

        The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The Planholder should allow at least two weeks' time in mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice (in proper form in accordance with the requirements of the then-current Prospectus of the Fund) to redeem all, or any part of, the shares held under the Plan. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect in accordance with the Fund's usual redemption procedures and will mail a check for the proceeds to the Planholder.

        The Plan may be terminated at any time by the Planholder by writing to the Transfer Agent. A Plan may also be terminated at any time by the Transfer Agent upon receiving directions to that effect from the Fund. The Transfer Agent will also terminate a Plan upon receipt of evidence satisfactory to it of the death or legal incapacity of the Planholder. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed from the account will be held in uncertificated form in the name of the Planholder, and the account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder or his or her executor or guardian, or other authorized person.

        To use shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the Class A shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop because of exhaustion of uncertificated shares needed to continue payments. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

        If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How To Exchange Shares

        As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of the Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this
purpose.    All of the Oppenheimer funds offer Class A, B and C
shares except Oppenheimer Money Market Fund, Inc., Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust, Centennial America Fund, L.P. and Daily Cash Accumulation Fund Inc., which only offer Class A shares and Oppenheimer Main Street California
Tax Exempt Fund which only offers Class A and Class B shares (Class B and Class C shares of Oppenheimer Cash reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds sponsored 401 (k) plans). A current list of funds showing which funds offer which classes can be obtained by calling the Distributor at 1-800-525-7048.

        Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any Money Market Fund. Shares of any Money Market Fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge (or, if applicable, may be used to purchase shares of Oppenheimer funds subject to a contingent deferred sales charge). However, shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 12 months prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial or contingent deferred sales charge, whichever is applicable. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased, and, if requested, must supply proof of entitlement to this privilege. Shares of this Fund acquired by reinvestment of dividends or distributions from any other of the Oppenheimer funds, except Oppenheimer Cash Reserves, or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

        No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge. However, when Class A shares acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months of the end of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares (see "Class A Contingent Deferred Sales Charge" in the Prospectus). The Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within 6 years of the initial purchase of the exchanged Class B shares. The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

        When Class B or Class C shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B and Class C contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Shareholders should take into account the effect of any exchange on the applicability and rate of any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares. Shareholders owning shares of more than one class must specify whether they intend to exchange Class A, Class B or Class C shares.

        The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege. In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

        When exchanging shares by telephone, a shareholder must either have an existing account in, or obtain and acknowledge receipt of a prospectus of, the fund to which the exchange is to be made. For full or partial exchanges of an account made by telephone, any special account features such as Asset Builder Plans, Automatic Withdrawal Plans and retirement plan contributions will be switched to the new account unless the Transfer Agent is instructed otherwise. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

        Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it (for example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund).

        The different Oppenheimer funds available for exchange have different investment objectives, policies and risks, and a shareholder should assure that the Fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.


Dividends, Capital Gains and Taxes

Tax Status of the Fund's Dividends and Distributions. The Federal tax treatment of the Fund's dividends and capital gains distributions is explained in the Prospectus under the caption "Dividends, Capital Gains and Taxes." Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. In addition, the amount of dividends paid by the Fund which may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the Fund derives from its portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

        Under the Internal Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year, or else the Fund must pay an excise tax on the amounts not distributed. While it is presently anticipated that the Fund will meet those requirements, the Fund's Board of Trustees and the Manager might determine in a particular year that it would be in the best interest of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

        If the Fund has more than 50% of its total assets invested in foreign securities at the end of its fiscal year, it may elect the application of Section 853 of the Internal Revenue Code to permit shareholders to take a credit (or, at their option, a deduction) for foreign taxes paid by the Fund. Under Section 853, shareholders would be entitled to treat the foreign taxes withheld from interest and dividends paid to the Fund from its foreign investments as a credit on their federal income taxes. As an alternative, shareholders could, if to their advantage, treat the foreign tax withheld as a deduction from gross income in computing taxable income rather than as a tax credit. In substance, the Fund's election would enable shareholders to benefit from the same foreign tax credit or deduction that would be received if they had been the record owners of the Fund's foreign securities and had paid foreign taxes on the income received.

        If the Fund qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for Federal income taxes on amounts paid by it as dividends and distribution. The
Fund qualified during its last fiscal year, and intends to qualify in current and future years, but reserves the right not to do so.
The Internal Revenue Code contains a number of complex tests relating to such qualification in which the Fund derives 30% or more of its gross income from the sale of securities held less than three months, it may fail to qualify (see "Tax Aspects of Covered
Calls and Hedging Instruments," above). If it did not so qualify, the Fund would be treated for tax purposes as an ordinary corporation and receive no tax deduction for payments made to shareholders.

        The amount of a class's distributions may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class, as described in "Alternative Sales Arrangements -- Class A,
Class B and Class C Shares," above. Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B and Class C shares are expected to be lower as a result of the asset-based sales charge on Class B and Class C shares, and Class B and Class C dividends will also differ in amount as a consequence of any difference in net asset value between the classes.

        Dividends, distributions and the proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc., as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed in "Reduced Sales Charges," above, at net asset value without sales charge. To elect this option, a shareholder must notify the Transfer Agent in writing and either have an existing account in the fund selected for reinvestment or must obtain a prospectus for that fund and an application from the Distributor to establish an account. The investment will be made at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. Dividends and/or distributions from shares of other Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Custodian. The Bank of New York is the Custodian of the Fund's assets. The Custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities, collecting income on the portfolio securities and handling the delivery of such securities to and from the Fund. The Manager has represented to the Fund that the banking relationships between the Manager and the Custodian have been and will continue to be unrelated to and unaffected by the relationship between the Fund and the Custodian. It will be the practice of the Fund to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Manager and its affiliates. The Fund's cash balances with the Custodian in excess of $100,000 are not protected by Federal deposit insurance. Such uninsured balances may at times be substantial.

Independent Auditors. The independent auditors of the Fund audit the Fund's financial statements and perform other related audit services. They also act as auditors for certain other funds advised by the Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT

================================================================================

        The Board of Trustees and Shareholders of Oppenheimer Global Growth & Income Fund:

        We have audited the accompanying statements of investments and assets and liabilities of Oppenheimer Global Growth & Income Fund as of September 30, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended and the financial highlights for each of the years in the five year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                              We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1996, by correspondence with the custodian and brokers; and where confirmations were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                              In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Global Growth & Income Fund as of September 30, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with generally accepted accounting principles.


        /s/ KPMG Peat Marwick LLP
        -------------------------
        KPMG PEAT MARWICK LLP

        Denver, Colorado
        October 21, 1996

STATEMENT OF INVESTMENTS   September 30, 1996

                                                                                       FACE               MARKET
VALUE
                                                                                       AMOUNT(1)          SEE NOTE
1
================================================================================================================
======
U.S. GOVERNMENT OBLIGATIONS--4.3%
----------------------------------------------------------------------------------------------------------------
------
        U.S. Treasury Bonds, STRIPS, Zero Coupon:
        7.467%, 11/15/18(2)                                                        $    5,000,000          $
1,032,349
        7.265%, 11/15/22(2)                                                             8,000,000
1,260,744
        7.41%, 11/15/22(2)                                                              7,000,000
1,103,151
        7.467%, 8/15/20(2)                                                              7,000,000
1,275,736
        7.377%, 8/15/22(2)                                                              8,000,000
1,280,055
        7.305%, 8/15/23(2)                                                              7,000,000
1,062,572

-----------
        Total U.S. Government Obligations (Cost $6,731,653)
7,014,607

================================================================================================================
======
FOREIGN GOVERNMENT OBLIGATIONS--6.9%
----------------------------------------------------------------------------------------------------------------
------
        Argentina (Republic of) Past Due Interest Bonds, Series L, 6.625%,
        3/31/05(3)                                                                      1,470,000
1,232,963

--------------------------------------------------------------------------------------------------------------
        Bonos de la Tesoreria de la Federacion, Zero Coupon:
        36.915%, 4/3/97(2) (MXP)                                                       31,320,000
3,637,259
        31.237%, 4/30/97(2) (MXP)                                                      15,000,000
1,710,691

--------------------------------------------------------------------------------------------------------------
        Spain (Kingdom of) Gtd. Bonds, Bonos y Obligacion del Estado,
        10.30%, 6/15/02 (ESP)                                                         150,000,000
1,315,369

--------------------------------------------------------------------------------------------------------------
        Venezuela (Republic of) Front-Loaded Interest Reduction Bonds,
        Series B, 6.50%, 3/31/07(3)                                                     4,000,000
3,372,500

-----------
        Total Foreign Government Obligations (Cost $9,676,831)
11,268,782

================================================================================================================
======
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--6.2%
----------------------------------------------------------------------------------------------------------------
------
        AMC Entertainment, Inc., 12.625% Sr. Sub. Gtd. Nts., 8/1/02                       500,000
544,375

--------------------------------------------------------------------------------------------------------------
        Carbide/Graphite Group, Inc. (The), 11.50% Sr. Nts., 9/1/03                       316,000
346,810

--------------------------------------------------------------------------------------------------------------
        Chiquita Brands International, Inc., 9.625% Sr. Nts., 1/15/04                     500,000
510,000

--------------------------------------------------------------------------------------------------------------
        Foodmaker, Inc., 9.25% Sr. Nts., 3/1/99                                         1,000,000
1,002,500

--------------------------------------------------------------------------------------------------------------
        Grand Union Co., 12% Sr. Nts., 9/1/04                                           2,000,000
2,027,500

--------------------------------------------------------------------------------------------------------------
        Magellan Health Services, Inc., 11.25% Sr. Sub. Nts., Series A, 4/15/04           500,000
547,500

--------------------------------------------------------------------------------------------------------------
        Matahari International Finance Co. BV, 11.25% Gtd. Nts., 3/15/01                  500,000
540,000

--------------------------------------------------------------------------------------------------------------
        OPI International, Inc., 12.875% Sr. Gtd. Nts., 7/15/02                           500,000
552,500

--------------------------------------------------------------------------------------------------------------
        Oryx Energy Co., 10% Debs., 4/1/01                                              1,000,000
1,087,763

--------------------------------------------------------------------------------------------------------------
        Rabobank Nederland, 10.375% Debs., 6/21/00 (ITL)                            1,500,000,000
1,065,586

--------------------------------------------------------------------------------------------------------------
        Sequa Corp., 9.375% Sr. Sub. Nts., 12/15/03                                     1,000,000
987,500

--------------------------------------------------------------------------------------------------------------
        Tultex Corp., 10.625% Sr. Gtd. Nts., 3/15/05(4)                                 1,000,000
1,057,500

-----------
        Total Non-Convertible Corporate Bonds and Notes (Cost $10,019,601)
10,269,534

                                                                                       SHARES
================================================================================================================
======
COMMON STOCKS--78.7%
----------------------------------------------------------------------------------------------------------------
------
BASIC MATERIALS--4.9%
----------------------------------------------------------------------------------------------------------------
------
CHEMICALS--2.3%
        Freeport-McMoRan Resource Partners, LP                                            200,000
3,775,000
----------------------------------------------------------------------------------------------------------------
------
METALS--2.6%
        Cia de Minas Buenaventura SA, Series A                                            465,000
4,186,783
----------------------------------------------------------------------------------------------------------------
------
CONSUMER CYCLICALS--16.0%
----------------------------------------------------------------------------------------------------------------
------
AUTOS & HOUSING--5.3%
        IRSA Inversiones y Representaciones, SA                                           406,002
1,185,678

--------------------------------------------------------------------------------------------------------------
        Porsche AG, Preference(5)                                                          11,000
7,521,972

-----------

8,707,650

7  Oppenheimer Global Growth & Income Fund

                                                                                                           MARKET
VALUE
                                                                                       SHARES              SEE NOTE
1
----------------------------------------------------------------------------------------------------------------
------
MEDIA--2.2%
        Viacom, Inc., Cl. B(5)                                                            100,000
$3,550,000
----------------------------------------------------------------------------------------------------------------
------
RETAIL: GENERAL--1.8%
        Galeries Lafayette(5)                                                               6,030
1,747,809

--------------------------------------------------------------------------------------------------------------
        Trade House GUM, Sponsored ADR(5)                                                  30,000
1,170,000

-----------

2,917,809

----------------------------------------------------------------------------------------------------------------
------
RETAIL: SPECIALTY--6.7%
        Reebok International Ltd.                                                          90,000
3,127,500

--------------------------------------------------------------------------------------------------------------
        Wella AG                                                                            8,000
4,830,636

--------------------------------------------------------------------------------------------------------------
        Wolford AG                                                                         12,000
3,064,266

-----------

11,022,402

----------------------------------------------------------------------------------------------------------------
------
CONSUMER NON-CYCLICALS--11.1%
----------------------------------------------------------------------------------------------------------------
------
BEVERAGES--5.9%
        Allied Domecq PLC                                                                 700,000
4,902,819

--------------------------------------------------------------------------------------------------------------
        Remy Cointreau                                                                    126,400
3,193,520

--------------------------------------------------------------------------------------------------------------
        Serm Suk Public Co. Ltd.                                                           50,000
1,534,377

-----------

9,630,716

----------------------------------------------------------------------------------------------------------------
------
HEALTHCARE/DRUGS--3.4%
        Amgen, Inc.(5)                                                                     20,000
1,262,500

--------------------------------------------------------------------------------------------------------------
        Genzyme Corp.(5)                                                                  150,000
3,825,000

--------------------------------------------------------------------------------------------------------------
        Neurogen Corp.(5)                                                                  20,000
505,000

-----------

5,592,500

----------------------------------------------------------------------------------------------------------------
------
HEALTHCARE/SUPPLIES &
SERVICES--1.8%
        United States Surgical Corp.                                                       70,000
2,975,000
----------------------------------------------------------------------------------------------------------------
------
ENERGY--1.4%
----------------------------------------------------------------------------------------------------------------
------
OIL-INTEGRATED--1.4%
        Lukoil Oil Co., Sponsored ADR                                                      33,200
1,210,947

--------------------------------------------------------------------------------------------------------------
        Petroleo Brasileiro SA, Preference                                             10,000,000
1,145,886

-----------

2,356,833

----------------------------------------------------------------------------------------------------------------
------
FINANCIAL--10.1%
----------------------------------------------------------------------------------------------------------------
------
BANKS--3.3%
        Banco Bradesco SA, Preference                                                 334,618,073
2,834,791

--------------------------------------------------------------------------------------------------------------
        Grupo Financiero Banorte SA de CV, Series B                                       700,000
743,574

--------------------------------------------------------------------------------------------------------------
        Industrial Credit & Investment Corp. of India Ltd. (The), GDR(5) (6)              162,500
1,807,812

-----------

5,386,177

----------------------------------------------------------------------------------------------------------------
------
DIVERSIFIED FINANCIAL--6.7%
        Cie Financiere de Paribas, Series A                                                80,000
5,146,039

--------------------------------------------------------------------------------------------------------------
        Hopewell Holdings Ltd.                                                          9,000,000
5,091,802

--------------------------------------------------------------------------------------------------------------
        Taubman Centers, Inc.                                                              75,000
834,375

-----------

11,072,216

----------------------------------------------------------------------------------------------------------------
------
INSURANCE--0.1%
        Marschollek, Lautenschlaeger und Partner AG                                         1,000
137,681
----------------------------------------------------------------------------------------------------------------
------
INDUSTRIAL--5.0%
----------------------------------------------------------------------------------------------------------------
------
ELECTRICAL EQUIPMENT--1.3%
        FORE Systems, Inc.(5)                                                              20,000
827,500

--------------------------------------------------------------------------------------------------------------
        Weg SA, Preference                                                              2,846,000
1,337,925

-----------

2,165,425

8  Oppenheimer Global Growth & Income Fund

                                                                                                           MARKET
VALUE
                                                                                       SHARES              SEE NOTE
1
----------------------------------------------------------------------------------------------------------------
------
INDUSTRIAL SERVICES--0.5%
        Adecco SA                                                                           1,490          $
410,075

--------------------------------------------------------------------------------------------------------------
        Intelligroup, Inc.(5)                                                              28,000
388,500

-----------

798,575

----------------------------------------------------------------------------------------------------------------
------
MANUFACTURING--1.8%
        Berkshire Hathaway, Inc., Cl. A(5)                                                     10
321,500

--------------------------------------------------------------------------------------------------------------
        Bic Corp.                                                                          20,000
2,627,270

-----------

2,948,770
----------------------------------------------------------------------------------------------------------------
------
TRANSPORTATION--1.4%
        Sea Containers Ltd., Cl. A                                                        120,000
2,355,000
----------------------------------------------------------------------------------------------------------------
------
TECHNOLOGY--30.2%
----------------------------------------------------------------------------------------------------------------
------
AEROSPACE/DEFENSE--2.7%
        Rolls-Royce PLC                                                                 1,200,000
4,490,957
----------------------------------------------------------------------------------------------------------------
------
COMPUTER HARDWARE--3.9%
        QUALCOMM, Inc.(5)                                                                 150,000
6,375,000
----------------------------------------------------------------------------------------------------------------
------
COMPUTER SOFTWARE--13.6%
        Cap Gemini SA(5)                                                                   75,000
3,284,088

--------------------------------------------------------------------------------------------------------------
        Ines Corp.                                                                        290,000
5,233,669

--------------------------------------------------------------------------------------------------------------
        Nintendo Co. Ltd.                                                                 110,000
7,061,727

--------------------------------------------------------------------------------------------------------------
        PLATINUM Technology, Inc.(5)                                                      200,000
2,525,000

--------------------------------------------------------------------------------------------------------------
        SAP AG, Preference                                                                 25,000
4,195,992

-----------

22,300,476

----------------------------------------------------------------------------------------------------------------
------
ELECTRONICS--10.0%
        Burr-Brown Corp.(5)                                                                75,000
1,500,000

--------------------------------------------------------------------------------------------------------------
        Coherent, Inc.(5)                                                                 170,000
5,992,500

--------------------------------------------------------------------------------------------------------------
        National Semiconductor Corp.(5)                                                   360,000
7,245,000

--------------------------------------------------------------------------------------------------------------
        Texas Instruments, Inc.                                                            30,000
1,653,750

-----------

16,391,250

----------------------------------------------------------------------------------------------------------------
------
TELECOMMUNICATIONS-
TECHNOLOGY--0.0%
        Millicom, Inc.(5)                                                                  15,500
  --

-----------
        Total Common Stocks (Cost $124,601,241)
129,136,220

================================================================================================================
======
PREFERRED STOCKS--0.8%
----------------------------------------------------------------------------------------------------------------
------
        Marschollek, Lautenschlaeger und Partner-VO, Non-vtg.
        Preferred Stock (Cost $626,533)                                                    10,000
1,258,798

================================================================================================================
======
OTHER SECURITIES--2.4%
----------------------------------------------------------------------------------------------------------------
------
        U.S. Surgical Corp., $2.20 Depositary Shares representing
        one-fiftieth share of Series A Preferred Stock (Cost $2,823,941)                   95,000
3,930,625

                                                                                       UNITS
================================================================================================================
======
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
----------------------------------------------------------------------------------------------------------------
------
        American Satellite Network, Inc. Wts., Exp. 6/99 (Cost $0)                          3,875
  --



9  Oppenheimer Global Growth & Income Fund

                                                                                       FACE                MARKET
VALUE
                                                                                       AMOUNT(1)           SEE NOTE
1
================================================================================================================
======
REPURCHASE AGREEMENT--1.1%
----------------------------------------------------------------------------------------------------------------
------
        Repurchase agreement with Zion First National Bank, 5.62%, dated 9/30/96, to be repurchased at $1,800,281 on 10/1/96, collateralized by U.S. Treasury Nts., 5.75%--8.875%, 5/15/97--8/15/04,
        with a value of $1,837,008 (Cost $1,800,000)                                   $1,800,000         $
1,800,000

----------------------------------------------------------------------------------------------------------------
------
TOTAL INVESTMENTS, AT VALUE (COST $156,279,800)                                             100.4%
164,678,566
----------------------------------------------------------------------------------------------------------------
------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                        (0.4)
(627,834)
                                                                                       ----------
------------
NET ASSETS                                                                                  100.0%
$164,050,732
                                                                                       ==========
============

        Distribution of investments by country of issue, as a percentage of total investments at value, is as follows:

        COUNTRY                                                                      MARKET VALUE
PERCENT

--------------------------------------------------------------------------------------------------------------
        United States                                                                 $70,447,304
42.8%

--------------------------------------------------------------------------------------------------------------
        Germany                                                                        17,945,078
10.9

--------------------------------------------------------------------------------------------------------------
        France                                                                         15,998,726
 9.7

--------------------------------------------------------------------------------------------------------------
        Japan                                                                          12,295,397
 7.5

--------------------------------------------------------------------------------------------------------------
        Great Britain                                                                   9,393,776
 5.7

--------------------------------------------------------------------------------------------------------------
        Mexico                                                                          6,091,525
 3.7

--------------------------------------------------------------------------------------------------------------
        Brazil                                                                          5,318,602
 3.2

--------------------------------------------------------------------------------------------------------------
        Hong Kong                                                                       5,091,802
 3.1

--------------------------------------------------------------------------------------------------------------
        Peru                                                                            4,186,783
 2.5

--------------------------------------------------------------------------------------------------------------
        Venezuela                                                                       3,372,500
 2.0

--------------------------------------------------------------------------------------------------------------
        Austria                                                                         3,064,266
 1.9

--------------------------------------------------------------------------------------------------------------
        Argentina                                                                       2,418,640
 1.5

--------------------------------------------------------------------------------------------------------------
        Russia                                                                          2,380,947
 1.4

--------------------------------------------------------------------------------------------------------------
        India                                                                           1,807,813
 1.1

--------------------------------------------------------------------------------------------------------------
        The Netherlands                                                                 1,605,586
 1.0

--------------------------------------------------------------------------------------------------------------
        Thailand                                                                        1,534,377
 0.9

--------------------------------------------------------------------------------------------------------------
        Spain                                                                           1,315,369
 0.8

--------------------------------------------------------------------------------------------------------------
        Switzerland                                                                       410,075
 0.2
                                                                                     ------------
-----
        Total                                                                        $164,678,566
100.0%
                                                                                     ============
=====

        1. Face amount is reported in U.S. Dollars, except for those denoted in the following currencies:
           ESP -- Spanish Peseta    MXP -- Mexican Peso
           ITL -- Italian Lira

        2. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

        3. Represents the current interest rate for a variable rate security.

        4. A sufficient amount of securities has been designated to cover outstanding forward foreign currency exchange contracts. See Note 5 of Notes to Financial Statements.

        5. Non-income producing security.

        6. Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees. This security amounts to $1,807,812 or 1.10% of the Fund's net assets, at September 30, 1996.


        See accompanying Notes to Financial Statements.


10  Oppenheimer Global Growth & Income Fund

STATEMENT OF ASSETS AND LIABILITIES   September 30, 1996

================================================================================================================
======
ASSETS
        Investments, at value (cost $156,279,800)--see accompanying statement
$164,678,566

--------------------------------------------------------------------------------------------------------------
        Cash
187,281

--------------------------------------------------------------------------------------------------------------
        Unrealized appreciation on forward foreign currency exchange contracts--Note 5
502,455

--------------------------------------------------------------------------------------------------------------
        Receivables:
        Investments sold
1,910,336
        Interest, dividends and principal paydowns
756,080
        Closed forward foreign currency exchange contracts
624,788
        Shares of beneficial interest sold
96,778

--------------------------------------------------------------------------------------------------------------
        Other
6,362

-----------
        Total assets
168,762,646

================================================================================================================
======
LIABILITIES
        Unrealized depreciation on forward foreign currency exchange contracts--Note 5
 125

--------------------------------------------------------------------------------------------------------------
        Payables and other liabilities:
        Investments purchased
3,622,276
        Shares of beneficial interest redeemed
466,786
        Closed forward foreign currency exchange contracts
300,961
        Distribution and service plan fees
96,131
        Trustees' fees
64,399
        Transfer and shareholder servicing agent fees
16,583
        Other
144,653

-----------
        Total liabilities
4,711,914

================================================================================================================
======
NET ASSETS
$164,050,732

============

================================================================================================================
======
COMPOSITION OF
NET ASSETS
        Paid-in capital
$141,204,705

--------------------------------------------------------------------------------------------------------------
        Overdistributed net investment income
(82,568)

--------------------------------------------------------------------------------------------------------------
        Accumulated net realized gain on investments and foreign currency transactions
14,010,713

--------------------------------------------------------------------------------------------------------------
        Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies
8,917,882

------------
        Net assets
$164,050,732

============

================================================================================================================
======
NET ASSET VALUE
PER SHARE
        Class A Shares:
        Net asset value and redemption price per share (based on net assets of $120,213,516 and 7,695,121 shares of beneficial interest outstanding)
$15.62
        Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)
$16.57


--------------------------------------------------------------------------------------------------------------
        Class B Shares:
        Net asset value, redemption price and offering price per share (based on net assets of $8,131,241 and 522,313 shares of beneficial interest outstanding)
$15.57


--------------------------------------------------------------------------------------------------------------
        Class C Shares:
        Net asset value, redemption price and offering price per share (based on net assets of $35,705,975 and 2,296,829 shares of beneficial interest outstanding)
$15.55

        See accompanying Notes to Financial Statements.

11  Oppenheimer Global Growth & Income Fund

STATEMENT OF OPERATIONS   For the Year Ended September 30, 1996

================================================================================================================
======
INVESTMENT INCOME
        Interest (net of foreign withholding taxes of $16,179)                                             $
4,181,335

--------------------------------------------------------------------------------------------------------------
        Dividends (net of foreign withholding taxes of $40,875)
1,905,491

-----------
        Total income
6,086,826

================================================================================================================
======
EXPENSES
        Management fees--Note 4
1,202,416

--------------------------------------------------------------------------------------------------------------
        Distribution and service plan fees--Note 4:
        Class A
279,012
        Class B
36,930
        Class C
313,921

--------------------------------------------------------------------------------------------------------------
        Transfer and shareholder servicing agent fees--Note 4
331,590

--------------------------------------------------------------------------------------------------------------
        Shareholder reports
146,065

--------------------------------------------------------------------------------------------------------------
        Custodian fees and expenses
132,439

--------------------------------------------------------------------------------------------------------------
        Trustees' fees and expenses--Note 1
46,472

--------------------------------------------------------------------------------------------------------------
        Legal and auditing fees
25,120

--------------------------------------------------------------------------------------------------------------
        Registration and filing fees:
        Class A
2,944
        Class B
2,685
        Class C
1,528

--------------------------------------------------------------------------------------------------------------
        Other
26,826

-----------
        Total expenses
2,547,948

================================================================================================================
======
NET INVESTMENT INCOME
3,538,878

================================================================================================================
======
REALIZED AND UNREALIZED
GAIN (LOSS)
        Net realized gain (loss) on:
        Investments
19,555,753
        Foreign currency transactions
(1,415,230)

-----------
        Net realized gain
18,140,523

--------------------------------------------------------------------------------------------------------------
        Net change in unrealized appreciation or depreciation on:
        Investments
(1,271,146)
        Translation of assets and liabilities denominated in foreign currencies
(2,016,174)

-----------
        Net change
(3,287,320)

-----------
        Net realized and unrealized gain
14,853,203

================================================================================================================
======
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$18,392,081

===========

        See accompanying Notes to Financial Statements.

12  Oppenheimer Global Growth & Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        YEAR ENDED SEPTEMBER 30,
                                                                                       1996                 1995
================================================================================================================
======
OPERATIONS
        Net investment income                                                        $  3,538,878         $
4,236,981

--------------------------------------------------------------------------------------------------------------
        Net realized gain                                                              18,140,523
3,971,942

--------------------------------------------------------------------------------------------------------------
        Net change in unrealized appreciation or depreciation                          (3,287,320)
1,504,804
                                                                                     ------------
------------
        Net increase in net assets resulting from operations                           18,392,081
9,713,727

================================================================================================================
======
DIVIDENDS AND
DISTRIBUTIONS TO
SHAREHOLDERS
        Dividends from net investment income:
        Class A                                                                        (3,012,171)
(3,285,784)
        Class B                                                                           (89,925)
  --
        Class C                                                                          (615,071)
(496,103)

--------------------------------------------------------------------------------------------------------------
        Distributions from net realized gain:
        Class A                                                                        (5,806,943)
(6,986,724)
        Class B                                                                           (48,484)
  --
        Class C                                                                        (1,559,313)
(1,095,339)

================================================================================================================
======
BENEFICIAL INTEREST
TRANSACTIONS
        Net increase (decrease) in net assets resulting from beneficial interest transactions--Note 2:
        Class A                                                                         1,387,903
(8,270,645)
        Class B                                                                         7,852,376
  --
        Class C                                                                         5,914,656
11,031,033

================================================================================================================
======
NET ASSETS
        Total increase                                                                 22,415,109
610,165

--------------------------------------------------------------------------------------------------------------
        Beginning of period                                                           141,635,623
141,025,458
                                                                                     ------------
------------
        End of period [including undistributed (overdistributed) net
        investment income of $(82,568) and $182,347, respectively]                   $164,050,732
$141,635,623
                                                                                     ============
============

        See accompanying Notes to Financial Statements.

13  Oppenheimer Global Growth & Income Fund

FINANCIAL HIGHLIGHTS


                                                        CLASS A
                                                        ------------------------

                                                        YEAR ENDED SEPTEMBER 30,
                                                        1996            1995
================================================================================
PER SHARE OPERATING DATA:
Net asset value, beginning of period                      $14.98          $15.21
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .47             .45
Net realized and unrealized gain (loss)                     1.40             .54
                                                        --------        --------
Total income (loss) from investment operations              1.87             .99

--------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                        (.49)           (.40)
Distributions from net realized gain                        (.74)           (.82)
Total dividends and distributions to shareholders          (1.23)          (1.22)
--------------------------------------------------------------------------------
Net asset value, end of period                            $15.62          $14.98
                                                        ========        ========

================================================================================
TOTAL RETURN, AT NET ASSET VALUE(3)                        13.28%           7.43%

================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                $120,214        $113,341
--------------------------------------------------------------------------------
Average net assets (in thousands)                       $115,186        $120,267
--------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                       2.65%           3.09%
Expenses                                                    1.52%           1.63%
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                 207.8%          135.2%
Average brokerage commission rate(6)                     $0.0004              --

1. For the period from December 1, 1993 (inception of offering) to September 30, 1994.

2. For the period from October 10, 1995 (inception of offering) to September 30, 1996.

3. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

4. Annualized.

14  Oppenheimer Global Growth & Income Fund

                             CLASS B         CLASS C
--------------------------    -------------   -----------------------------
                             PERIOD ENDED
                             SEPTEMBER 30,   YEAR ENDED SEPTEMBER 30,
 1994       1993     1992    1996(2)         1996     1995       1994(1)
===========================================================================

   $14.09     $11.91     $12.43    $14.72     $14.92      $15.17     $14.85
---------------------------------------------------------------------------

      .33        .29        .26       .36        .35         .35        .22
     1.62       2.17       (.47)     1.63       1.40         .53        .87
   ------     ------     ------    ------     ------      ------     ------
     1.95       2.46       (.21)     1.99       1.75         .88       1.09

---------------------------------------------------------------------------

     (.35)      (.17)      (.28)     (.40)      (.38)       (.31)      (.29)
     (.48)      (.11)      (.03)     (.74)      (.74)       (.82)      (.48)
   ------     ------     ------    ------     ------      ------     ------
     (.83)      (.28)      (.31)    (1.14)     (1.12)      (1.13)      (.77)
---------------------------------------------------------------------------
   $15.21     $14.09     $11.91    $15.57     $15.55      $14.92     $15.17
   ======     ======     ======    ======     ======      ======     ======

===========================================================================
    13.96%     21.00%    (1.76)%    14.33%     12.45%       6.61%      7.41%

===========================================================================

 $124,017    $86,019    $49,735    $8,131    $35,706     $28,295    $17,008
---------------------------------------------------------------------------
 $117,164    $59,951    $37,116    $3,815    $31,371     $22,211     $7,896
---------------------------------------------------------------------------

     2.44%      2.68%      2.41%     1.64%(4)   1.87%       2.36%      1.85%(4)
     1.49%      1.56%      1.74%     2.28%(4)   2.28%       2.39%      2.44%(4)
---------------------------------------------------------------------------
     87.4%      90.6%      51.3%    207.8%     207.8%      135.2%      87.4%
       --         --         --   $0.0004    $0.0004          --         --



5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended September 30, 1996 were $306,553,668 and $296,763,170, respectively.

6. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period divided by the total number of related shares purchased and sold.

See accompanying Notes to Financial Statements.

15  Oppenheimer Global Growth & Income Fund

NOTES TO FINANCIAL STATEMENTS

================================================================================
1. SIGNIFICANT
   ACCOUNTING POLICIES

        Oppenheimer Global Growth & Income Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek capital appreciation consistent with preservation of principal while providing current income. The Fund invests primarily in common stocks and fixed income securities of U.S. and foreign companies. The Fund's investment adviser is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All three classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to a particular class and exclusive voting rights with respect to matters affecting a single class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

        ------------------------------------------------------------------------
        INVESTMENT VALUATION. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by the approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Forward foreign currency exchange contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.

        ------------------------------------------------------------------------
        FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

                              The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

        ------------------------------------------------------------------------
        REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book
        Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

        ------------------------------------------------------------------------
        ALLOCATION OF INCOME, EXPENSES, AND GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

        ------------------------------------------------------------------------
        FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

        ------------------------------------------------------------------------
        TRUSTEES' FEES AND EXPENSES. The Fund has adopted a nonfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended September 30, 1996, a provision of $17,727 was made for the Fund's projected benefit obligations and payments of $1,214 were made to retired trustees, resulting in an accumulated liability of $45,115 at September 30, 1996.

        ------------------------------------------------------------------------
        DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date.


16  Oppenheimer Global Growth & Income Fund

================================================================================
1. SIGNIFICANT
   ACCOUNTING POLICIES
   (CONTINUED)

        CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income
        (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain (loss) was recorded by the Fund.

                              During the year ended September 30, 1996, the Fund adjusted the classification of distributions to shareholders to reflect the differences between the financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended September 30, 1996, amounts have been reclassified to reflect an increase in overdistributed net investment income and an increase in accumulated net realized gain on investments of $7,719. In addition, to properly reflect foreign currency gain in the components of capital, $78,907 of foreign exchange loss determined according to U.S. federal income tax rules has been reclassified from net realized gain to net investment income.

        ------------------------------------------------------------------------
        OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

                              The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. SHARES OF
   BENEFICIAL INTEREST

        The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                     YEAR ENDED SEPTEMBER 30, 1996(1)           YEAR ENDED SEPTEMBER
30, 1995
                                                     -----------------------------------
--------------------------------
                                                       SHARES              AMOUNT              SHARES
  AMOUNT

----------------------------------------------------------------------------------------------------------------
-------
        Class A:
        Sold                                               2,501,931        $ 37,638,075          2,855,688
 $ 40,758,281
        Dividends and distributions reinvested               587,255           8,491,936            727,590
    9,907,173
        Redeemed                                          (2,961,528)        (44,742,108)        (4,170,123)
  (58,936,099)
                                                          ----------        ------------         ----------
 ------------
        Net increase (decrease)                              127,658        $  1,387,903           (586,845)
 $ (8,270,645)
                                                          ==========        ============         ==========
 ============


----------------------------------------------------------------------------------------------------------------
-------
        Class B:
        Sold                                                 587,069        $  8,834,948                 --
 $         --
        Dividends and distributions reinvested                 8,689             128,325                 --
           --
        Redeemed                                             (73,445)         (1,110,897)                --
           --
                                                          ----------        ------------         ----------
 ------------
        Net increase                                         522,313        $  7,852,376                 --
 $         --
                                                          ==========        ============         ==========
 ============


----------------------------------------------------------------------------------------------------------------
-------
        Class C:
        Sold                                                 686,840        $ 10,288,855          1,026,146
 $ 14,591,637
        Dividends and distributions reinvested               144,291           2,072,833            109,993
    1,498,250
        Redeemed                                            (431,369)         (6,447,032)          (360,371)
   (5,058,854)
                                                          ----------        ------------         ----------
 ------------
        Net increase                                         399,762        $  5,914,656            775,768
 $ 11,031,033
                                                          ==========        ============         ==========
 ============

        1. For the year ended September 30, 1996 for Class A and Class C shares and for the period from October 10, 1995 (inception of offering) to September 30, 1996 for Class B shares.

================================================================================
3. UNREALIZED GAINS AND
   LOSSES ON INVESTMENTS

        At September 30, 1996, net unrealized appreciation on investments of $8,398,766 was composed of gross appreciation of $11,793,507, and gross depreciation of $3,394,741.

17  Oppenheimer Global Growth & Income Fund

================================================================================
4. MANAGEMENT FEES
   AND OTHER TRANSACTIONS
   WITH AFFILIATES

        Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.80% of the first $250 million of net assets, 0.77% of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion and 0.67% on net assets in excess of $2 billion. The Manager has agreed to reimburse the Fund if aggregate expenses (with specified exceptions) exceed the most stringent applicable regulatory limit on Fund expenses.

                              For the year ended September 30, 1996,
        commissions (sales charges paid by investors) on sales of Class A shares totaled $507,729, of which $171,752 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class B and Class C shares totaled $245,232 and $83,332 of which $12,591 and $5,148, respectively, was paid to an affiliated broker/dealer. During the year ended September 30, 1996, OFDI received contingent deferred sales charges of $6,391 and $3,710, respectively, upon redemption of Class B and Class C shares, as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

                              OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund, and for other registered investment companies. OFS's total costs of providing such services are allocated ratably to these companies.

                              The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the year ended September 30, 1996, OFDI paid $17,848 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.

                              The Fund has adopted a compensation type
        Distribution and Service Plan for Class B shares to compensate OFDI for its services and costs in distributing Class B shares and servicing accounts. Under the Plan, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B shares. OFDI also receives a service fee of 0.25% per year to compensate dealers for providing personal services for accounts that hold Class B shares. Both fees are computed on the average annual net assets of Class B shares, determined as of the close of each regular business day. If the Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for certain expenses it incurred before the Plan was terminated. OFDI retained $35,141 as compensation for Class B sales commissions and service fee advances, as well as financing costs. As of September 30, 1996, OFDI had incurred unreimbursed expenses of $255,659 for Class B.

                              The Fund has adopted a reimbursement type
        Distribution and Service Plan for Class C shares to reimburse OFDI for its services and costs in distributing Class C shares and servicing accounts. Under the Plan, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class C shares. OFDI also receives a service fee of 0.25% per year to reimburse dealers for providing personal services for accounts that hold Class C shares. Both fees are computed on the average annual net assets of Class C shares, determined as of the close of each regular business day. If the Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for certain expenses it incurred before the Plan was terminated. During the year ended September 30, 1996, OFDI paid $8,710 to an affiliated broker/dealer as reimbursement for Class C personal service and maintenance expenses and retained $97,416 as reimbursement for Class C sales commissions and service fee advances, as well as financing costs. As of September 30, 1996, OFDI had incurred unreimbursed expenses of $339,000 for Class C.

18  Oppenheimer Global Growth & Income Fund

================================================================================
5. FORWARD CONTRACTS

        A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate.

                              The Fund uses forward contracts to seek to manage foreign currency risks. They may also be used to tactically shift portfolio currency risk. The Fund generally enters into forward contracts as a hedge upon the purchase or sale of a security denominated in a foreign currency. In addition, the Fund may enter into such contracts as a hedge against changes in foreign currency exchange rates on portfolio positions.

                              Forward contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. The Fund will realize a gain or loss upon the closing or settlement of the forward transaction.

                              Securities held in segregated accounts to cover net exposure on outstanding forward contracts are noted in the Statement of Investments where applicable. Unrealized appreciation or depreciation on forward contracts is reported in the Statement of Assets and Liabilities. Realized gains and losses are reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

                              Risks include the potential inability of the counterparty to meet the terms of the contract and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

        At September 30, 1996, the Fund had outstanding forward contracts to purchase and sell foreign currencies as follows:

                                                         CONTRACT
                                    EXPIRATION           AMOUNT              VALUATION AS OF    UNREALIZED
    UNREALIZED
CONTRACTS TO PURCHASE               DATE                 (000s)              SEPT. 30, 1996     APPRECIATION
    DEPRECIATION
----------------------------------------------------------------------------------------------------------------
------------------
French Franc (FRF)                  10/31/96                183 FRF         $    35,460          $     --
          $  125
                                                                            ===========          --------
          ------

CONTRACTS TO SELL
----------------------------------------------------------------------------------------------------------------
------------------
French Franc (FRF)                  10/11/96             40,384 FRF         $ 7,827,381          $154,435
          $   --
German Deutsche
Mark (DEM)                          10/15/96--1/21/97    17,665 DEM          11,651,980           348,020
              --
                                                                            -----------          --------
          ------
                                                                            $19,479,361           502,455
              --
                                                                            ===========          --------
          ------
Total Appreciation and Depreciation                                                              $502,455
          $  125
                                                                                                 ========
          ======

Appendix A:  Ratings of Investments

Description of Moody's Investors Service, Inc. Bond Ratings

        Aaa: Bonds which are rated "Aaa" are judged to be the best quality and to carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

        Aa: Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as "high-grade" bonds. They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than those of "Aaa" securities.

        A: Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa: Bonds which are rated "Baa" are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

        Ba: Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B: Bonds which are rated "B" generally lack characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa: Bonds which are rated "Caa" are of poor standing and may be in default or there may be present elements of danger with respect to principal or interest.

        Ca: Bonds which are rated "Ca" represent obligations which are speculative in a high degree and are often in default or have other marked shortcomings.

        C: Bonds which are rated "C" can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Description of Standard & Poor's Bond Ratings

        AAA: "AAA" is the highest rating assigned to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

        AA: Bonds rated "AA" also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from "AAA" issues only in small degree.

        A: Bonds rated "A" have a strong capacity to pay principal and interest, although they are somewhat more susceptible to adverse effects of change in circumstances and economic conditions.

        BBB: The bond investments in which the Fund will principally invest will be in the lower-rated categories, described below.
Bonds rated "BBB" are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the "A" category.

        BB, B, CCC, CC: Bonds rated "BB," "B," "CCC" and "CC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

        C, D: Bonds on which no interest is being paid are rated "C." Bonds rated "D" are in default and payment of interest and/or repayment of principal is in arrears.
Appendix B:  Industry Classifications

Aerospace/Defense
Air Transportation
Auto Parts Distribution
Automotive
Bank Holding Companies
Banks
Beverages
Broadcasting
Broker-Dealers
Building Materials
Cable Television
Chemicals
Commercial Finance
Computer Hardware
Computer Software
Conglomerates
Consumer Finance
Containers
Convenience Stores
Department Stores
Diversified Financial
Diversified Media
Drug Stores
Drug Wholesalers
Durable Household Goods
Education
Electric Utilities
Electrical Equipment
Electronics
Energy Services & Producers
Entertainment/Film
Environmental

Food
Gas Utilities*
Gold
Health Care/Drugs
Health Care/Supplies & Services
Homebuilders/Real Estate
Hotel/Gaming
Industrial Services
Insurance
Leasing & Factoring
Leisure
Manufacturing
Metals/Mining
Nondurable Household Goods
Oil - Integrated
Paper
Publishing/Printing
Railroads
Restaurants
Savings & Loans
Shipping
Special Purpose Financial
Specialty Retailing
Steel
Supermarkets
Telecommunications - Technology
Telephone - Utility
Textile/Apparel
Tobacco
Toys
Trucking
_______________
  * For purposes of the Fund's investment policy not to concentrate in securities of issuers in the same industry, utilities are divided into "industries" according to their services (e.g. gas utilities, gas transmission utilities, electric utilities and telephone utilities and each considered a separate industry). Investment Advisor
   OppenheimerFunds, Inc.
   Two World Trade Center
   New York, New York 10048-0203

Distributor
   OppenheimerFunds Distributor, Inc.
   Two World Trade Center
   New York, New York 10048-0203

Transfer and Shareholder Servicing Agent
   OppenheimerFunds Services
   P.O. Box 5270
   Denver, Colorado 80217
   1-800-525-7048

Custodian of Portfolio Securities
   The Bank of New York
   One Wall Street
   New York, New York 10015

Independent Auditors
   KPMG Peat Marwick LLP
   707 Seventeenth Street
   Denver, Colorado 80202

Legal Counsel
   Gordon Altman Butowsky Weitzen
   Shalov & Wein
   114 West 47th Street
   New York, New York 10036

                    OPPENHEIMER GLOBAL GROWTH & INCOME FUND

                                 FORM N-1A

                                  PART C

                             OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)  Financial Statements


1.   Financial Highlights (See Parts A and B): Filed herewith.

2.   Independent Auditors' Report (See Part B): Filed herewith.

3.   Statement of Investments (audited) (See Part B): Filed herewith.

4. Statement of Assets and Liabilities (audited) (See Part B): Filed herewith.

5.   Statement of Operations (See Part B): Filed herewith.

6.   Statement of Changes in Net Assets (See Part B): Filed herewith.

7.   Notes to Financial Statements (See Part B): Filed herewith.

(b)  Exhibits:

1.   Amended and Restated Declaration of Trust dated 7/14/95:
     Previously filed with Post-Effective Amendment No. 9, 8/9/95, to Registrant's Registration Statement, and incorporated herein by reference.

2. By-Laws adopted 8/21/90: Previously filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement, 6/29/90, and refiled with Registrant's Post-Effective Amendment No. 7, 12/1/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

3.   Not applicable.

4. (I) Specimen Share Certificate for Class A Shares: Filed herewith.

(ii) Specimen Share Certificate for Class C Shares: Filed herewith.

(iii) Specimen Share Certificate for Class B Shares: Filed herewith.

5. Investment Advisory Agreement dated 6/27/94: Previously filed with Post-Effective Amendment No. 7 to Registrant's Registration Statement, 12/1/94, and incorporated herein by reference.

6. (I) General Distributor's Agreement dated 12/10/92: Previously filed with Post-Effective Amendment No. 4 to Registrant's Registration Statement, 1/29/93, and refiled with Post-Effective Amendment to No. 7 to Registrant's Registration Statement, 12/1/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(ii) Form of OppenheimerFunds Distributor, Inc. Dealer Agreement:
     Previously filed with Post-Effective Amendment No. 14 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

(iii)     Form of OppenheimerFunds Distributor, Inc. Broker Agreement:
          Previously filed with Post-Effective Amendment No. 14 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

(iv) Form of OppenheimerFunds Distributor, Inc. Agency Agreement:
     Previously filed with Post-Effective Amendment No. 14 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

(v) Broker Agreement between OppenheimerFunds Distributor, Inc. and Newbridge Securities, Inc. dated 10/1/86: Previously filed with Post-Effective Amendment No. 25 of Oppenheimer Special Fund (Reg. No. 2-45272), 11/1/86, refiled with Post-Effective Amendment No. 47 of Oppenheimer Growth Fund (Reg. No. 2-14586) 10/21/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

7. Retirement Plan for Non-Interested Trustees or Directors (adopted by Registrant 6/7/90): Previously filed with Post-Effective Amendment No. 97 of Oppenheimer Fund (Reg. No. 2-14586), 8/30/90, refiled with Post-Effective Amendment No. 45 of Oppenheimer Special Fund (reg. No. 2-14586), 10/21/94, pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

8. Custody Agreement dated 11/12/92: Previously filed with Post-Effective Amendment No. 4 to Registrant's Registration Statement, 1/29/93, and refiled with Post-Effective Amendment, No. 7 to Registrant's Registration Statement, 12/1/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

9.   Not Applicable.

10. Opinion and Consent of Counsel dated 9/7/90: Previously filed with Pre-Effective Amendment No. 2, 9/11/90, and refiled with Post-Effective Amendment No. 7 to Registrant's Registration Statement, 12/1/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

11.  Independent Auditors' Consent: Filed herewith.

12.  Not applicable.

13.  Investment Letter dated 8/14/90 from OppenheimerFunds, Inc. to
     Registrant: Previously filed with Pre-Effective Amendment No. 2, 9/11/90, to Registrant's Registration Statement, and incorporated herein by reference.

14. (I) Form of Individual Retirement Account Plan (IRA): Previously filed with Post-Effective Amendment No. 21 of Oppenheimer U.S. Government Trust (Reg. No. 2-76645), 8/25/93, and incorporated herein by reference.

(ii) Form of prototype Standardized and Non-Standardized Profit Sharing Plan and Money Purchase Pension Plan for self-employed persons and corporations: Previously filed with Post-Effective Amendment No. 15 to the Registration Statement of Oppenheimer Mortgage Income Fund (Reg. No. 33-
     6614), 1/19/95, and incorporated herein by reference.

(iii) Form of Tax-Sheltered Retirement Plan and Custody Agreement for employees of public schools and tax-exempt organizations: Previously filed with Post-Effective
          Amendment No. 47 of Oppenheimer Directors Fund (File No. 2-14586), 10/21/94, and incorporated herein by reference.
(iv) Form of Simplified Employee Pension IRA: Previously filed with Post-Effective Amendment No. 42 of Oppenheimer Equity
     Income Fund (Reg. No. 2-33043), 10/28/94, and incorporated herein by reference.

(v)  Form of Prototype 401(k) Plan:  Previously filed with Post-
     Effective Amendment No. 7 to the Registration Statement of
     Oppenheimer Strategic Income & Growth Fund (33-47378), 9/28/95, and incorporated herein by reference.

15. (I) Service Plan and Agreement for Class A Shares dated 6/10/93 under Rule 12b-1 of the Investment Company Act of 1940:
          Previously filed with Post-Effective Amendment No. 6 to
          Registrant's Registration Statement, 1/19/94, and incorporated herein by reference.

(ii) Distribution and Service Plan and Agreement for Class B Shares dated September 1, 1995, under Rule 12b-1 of the Investment Company Act of 1940: Previously filed with Post-Effective Amendment No. 10 to Registrant's Registration Statement, 10/10/95, and incorporated herein by reference.

(iii) Distribution and Service Plan and Agreement for Class C Shares dated 12/1/93 under Rule 12b-1 of the Investment Company Act of 1940: Previously filed with Post-Effective Amendment No. 6 to Registrant's Registration Statement, 1/19/94, and incorporated herein by reference.

16.  Performance Data Computation Schedule:  Filed herewith.

17. (I) Financial Data Schedule for Class A shares at 9/30/96: Filed herewith.

(ii) Financial Data Schedule for Class B shares at 9/30/96: Filed herewith.

(iii) Financial Data Schedule for Class C shares at 9/30/96: Filed herewith.

18.  Oppenheimer Funds Multiple Class Plan under Rule 18f-3 dated
     10/24/95:  Filed with Post-Effective Amendment No. 12 to the
     Registration Statement of California Tax-Exempt Fund (33-23566), 11/1/95, and incorporated herein by reference.

19. Powers of Attorney signed by Registrant's Trustees: Previously filed (Bridget A. Macaskill) with Registrant's Post-Effective Amendment No. 11, 2/1/96, and previously filed (all other Trustees) with Registrant's Post-Effective Amendment No. 5, 11/22/93, and incorporated herein by reference.

Item 25.  Persons Controlled by or Under Common Control with Registrant

          None

Item 26.  Number of Holders of Securities

                                              Number of
                                              Record Holders as
     Title of Class                           of December 31, 1996

     Class A Shares of Beneficial Interest          11,954
     Class B Shares of Beneficial Interest           1,183
     Class C Shares of Beneficial Interest           3,260

Item 27.  Indemnification

     Reference is made to the provisions of Article SEVENTH of Registrant's Declaration of Trust.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser

(a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in Parts A and B hereof and listed in Item 28(b) below.

(b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name & Current Position               Other Business and Connections with
OppenheimerFunds, Inc.                During the Past Two Years
---------------------------           -------------------------------

Mark J.P. Anson,
Vice President                        Vice President of Oppenheimer Real Asset
                                      Management, Inc. ("ORAMI"); formerly Vice
                                      President of Equity Derivatives at Salomon
                                      Brothers, Inc.


Peter M. Antos,
Senior Vice President                 An officer and/or portfolio manager of certain
                                      Oppenheimer funds; a Chartered Financial
                                      Analyst; Senior Vice President of HarbourView;
                                      prior to March, 1996 he was the senior equity
                                      portfolio manager for the Panorama Series Fund,
                                      Inc. (the "Company") and other mutual funds and
                                      pension funds managed by G.R. Phelps & Co. Inc.
                                      ("G.R. Phelps"), the Company's former
                                      investment adviser, which was a subsidiary of
                                      Connecticut Mutual Life Insurance Company; was
                                      also responsible for managing the common stock
                                      department and common stock investments of
                                      Connecticut Mutual Life Insurance Co.

Lawrence Apolito,
Vice President                        None.

Victor Babin,
Senior Vice President                 None.

Bruce Bartlett,
Vice President                        An officer and/or portfolio manager of certain
                                      Oppenheimer funds; formerly a Vice President
                                      and Senior Portfolio Manager at First of
                                      America Investment Corp.

Ellen Batt,
Assistant Vice President              None

Kathleen Beichert,
Assistant Vice President              Formerly employed by Smith Barney, Inc.

David Bernard,
Vice President                        Previously a Regional Sales Director for
                                      Retirement Plan Services at Charles Schwab &
                                      Co., Inc.
Robert J. Bishop,
Vice President                        Assistant Treasurer of the Oppenheimer funds
                                      (listed below); previously a Fund Controller
                                      for OppenheimerFunds, Inc. (the "Manager").

George Bowen,
Senior Vice President & Treasurer     Treasurer of the New York-based Oppenheimer
                                      funds; Vice President, Assistant Secretary and
                                      Treasurer of the Denver-based Oppenheimer
                                      funds. Vice President and Treasurer of
                                      OppenheimerFunds Distributor, Inc. (the
                                      "Distributor") and HarbourView Asset Management
                                      Corporation ("HarbourView"), an investment
                                      adviser subsidiary of the Manager; Senior Vice
                                      President, Treasurer, Assistant Secretary and
                                      a director of Centennial Asset Management
                                      Corporation ("Centennial"), an investment
                                      adviser subsidiary of the Manager; Vice
                                      President, Treasurer and Secretary of
                                      Shareholder Services, Inc. ("SSI") and
                                      Shareholder Financial Services, Inc. ("SFSI"),
                                      transfer agent subsidiaries of the Manager;
                                      Director, Treasurer and Chief Executive Officer
                                      of MultiSource Services, Inc.; Vice President
                                      and Treasurer of Oppenheimer Real Asset
                                      Management, Inc.; President, Treasurer and
                                      Director of Centennial Capital Corporation;
                                      Vice President and Treasurer of Main Street
                                      Advisers.

Scott Brooks,
Assistant Vice President              None.

Susan Burton,
Assistant Vice President              Previously a Director of Educational Services
                                      for H.D. Vest Investment Securities, Inc.

Michael A. Carbuto,
Vice President                        An officer and/or portfolio manager of certain
                                      Oppenheimer funds; Vice President of
                                      Centennial.

Ruxandra Chivu,
Assistant Vice President              None.

O. Leonard Darling,
Executive Vice President              Formerly Co-Director of Fixed Income for State
                                      Street Research & Management Co.

Robert A. Densen,
Senior Vice President                 None.

Robert Doll, Jr.,
Executive Vice President and
Director                              An officer and/or portfolio manager of certain
                                      Oppenheimer funds.

John Doney,
Vice President                        An officer and/or portfolio manager of certain
                                      Oppenheimer funds.

Andrew J. Donohue,
Executive Vice President,
General Counsel and Director          Secretary of the New York-based    Oppenheimer
                                      funds; Vice President and Secretary of the
                                      Denver-based Oppenheimer funds; Secretary of
                                      the Oppenheimer Quest and Oppenheimer Rochester
                                      Funds; Executive Vice President, Director and
                                      General Counsel of the Distributor; President
                                      and a Director of Centennial; Chief Legal
                                      Officer and a Director of MultiSource Services,
                                      Inc.; President and a Director of Oppenheimer
                                      Real Asset Management, Inc.; Executive Vice
                                      President, General Counsel and Director of SFSI
                                      and SSI; formerly Senior Vice President and
                                      Associate General Counsel of the Manager and
                                      the Distributor.

George Evans,
Vice President                        An officer and/or portfolio manager of certain
                                      Oppenheimer funds.

Scott Farrar,
Vice President                        Assistant Treasurer of the New York-based and
                                      Denver-based Oppenheimer funds.

Katherine P. Feld,
Vice President and Secretary          Vice President and Secretary of
                                      OppenheimerFunds Distributor, Inc.; Secretary
                                      of HarbourView Asset Management Corporation,
                                      MultiSource Services, Inc. and Centennial Asset
                                      Management Corporation; Secretary, Vice
                                      President and Director of Centennial Capital
                                      Corporation; Vice President and Secretary of
                                      ORAMI.

Ronald H. Fielding,
Senior Vice President; Chairman:
Rochester Division                    An officer, Director and/or portfolio manager
                                      of certain Oppenheimer funds. Formerly Chairman
                                      of the Board and Director of Rochester Fund
                                      Distributors, Inc. ("RFD"), President and
                                      Director of Fielding Management Company, Inc.
                                      ("FMC"), President and Director of Rochester
                                      Capital Advisors, Inc. ("RCAI"), Managing
                                      Partner of Rochester Capital Advisors, L.P.,
                                      President and Director of Rochester Fund
                                      Services, Inc. ("RFS"), President and Director
                                      of Rochester Tax Managed Fund, Inc.
John Fortuna,
Vice President                        None.

Patricia Foster,
Vice President                        Formerly she held the following positions:  an
                                      officer of certain Oppenheimer funds, Secretary
                                      and General Counsel of Rochester Capital
                                      Advisors, L.P. and Secretary of Rochester Tax
                                      Managed Fund, Inc.

Robert G. Galli,
Vice Chairman                         Trustee of the New York-based      Oppenheimer
                                                                         funds; Vice President and Counsel of OAC;
                                                                         formerly he held the following positions: Vice
                                                                         President and a director of HarbourView and
                                                                         Centennial, a director of SFSI and SSI, an
                                                                         officer of other Oppenheimer funds.

Linda Gardner,
Assistant Vice President              None.

Janelle Gellermann,
Assistant Vice President              None.

Jill Glazerman,                       None.
Assistant Vice President

Ginger Gonzalez,
Vice President, Director of
Marketing Communications              Formerly 1st Vice President / Director of
                                      Graphic and Print Communications for Shearson
                                      Lehman Brothers.

Mildred Gottlieb,
Assistant Vice President              Formerly served as a Strategy Consultant for
                                      the Private Client Division of Merrill Lynch.

Caryn Halbrecht,
Vice President                        An officer and/or portfolio manager of certain
                                      Oppenheimer funds; formerly Vice President of
                                      Fixed Income Portfolio Management at Bankers
                                      Trust.

Barbara Hennigar,
Executive Vice President and
President and Chief Executive
Officer of OppenheimerFunds
Services, a division of the Manager   President and Director of SFSI; President and
                                      Chief Executive Officer of SSI.


Dorothy Hirshman,
Assistant Vice President              None.

Alan Hoden,
Vice President                        None.

Merryl Hoffman,
Vice President                        None.


Scott T. Huebl,
Assistant Vice President              None.

Richard Hymes,
Assistant Vice President              None.

Jane Ingalls,
Assistant Vice President              Formerly a Senior Associate with Robinson,
                                      Lake/Sawyer Miller.
Ronald Jamison,
Vice President                        Formerly Vice President and        Associate General
                                      Counsel at
                                      Prudential Securities, Inc.

Frank Jennings,
Vice President                        An officer and/or portfolio manager of certain
                                      Oppenheimer funds.  Formerly a Managing
                                      Director of Global Equities at Paine Webber's
                                      Mitchell Hutchins division.

Heidi Kagan,
Assistant Vice President              None.

Thomas W. Keffer,
Vice President                        Formerly Senior Managing Director of Van Eck
                                      Global.

Avram Kornberg,
Vice President                        Formerly a Vice President with Bankers Trust.

Paul LaRocco,
Vice President                        An officer and/or portfolio manager of certain
                                      Oppenheimer funds. Formerly a Securities
                                      Analyst for Columbus Circle Investors.

Michael Levine,
Assistant Vice President              None.

Stephen F. Libera,
Vice President                        An officer and/or portfolio manager of certain
                                      Oppenheimer funds; a Chartered Financial
                                      Analyst; a Vice President of HarbourView; prior
                                      to March, 1996 he was the senior bond portfolio
                                      manager for Panorama Series Fund, Inc., other
                                      mutual funds and pension accounts managed by
                                      G.R. Phelps; was also responsible for managing
                                      the public fixed-income securities department
                                      at Connecticut Mutual Life Insurance Co.


Mitchell J. Lindauer,
Vice President                        None.

Loretta McCarthy,
Executive Vice President              None.

Bridget Macaskill,
President, Chief Executive Officer
and Director                          President, Director and Trustee of the New
                                      York-based and the Denver-based Oppenheimer
                                      funds; President and a Director of OAC,
                                      HarbourView and Oppenheimer Partnership
                                      Holdings, Inc.; Director of ORAMI; Chairman and
                                      Director of SSI; a Director of Oppenheimer Real
                                      Asset Management, Inc.

Timothy Martin,
Assistant Vice President              Formerly Vice President, Mortgage Trading, at
                                      S.N. Phelps & Co.,                 Salomon Brothers, and Kidder
                                      Peabody.

Sally Marzouk,
Vice President                        None.

Lisa Migan,
Assistant Vice President,             None.

Robert J. Milnamow,
Vice President                        An officer and/or portfolio manager of certain
                                      Oppenheimer funds. Formerly a Portfolio Manager
                                      with Phoenix Securities Group.

Denis R. Molleur,
Vice President                        None.

Kenneth Nadler,
Vice President                        None.

David Negri,
Vice President                        An officer and/or portfolio manager of certain
                                      Oppenheimer funds.

Barbara Niederbrach,
Assistant Vice President              None.

Robert A. Nowaczyk,
Vice President                        None.

Robert E. Patterson,
Senior Vice President                 An officer and/or portfolio manager of certain
                                      Oppenheimer funds.

John Pirie,
Assistant Vice President              Formerly a Vice President with Cohane Rafferty
                                      Securities, Inc.

Tilghman G. Pitts III,
Executive Vice President              Chairman and Director of the Distributor.

Jane Putnam,
Vice President                        An officer and/or portfolio manager of certain
                                      Oppenheimer funds. Formerly Senior Investment
                                      Officer and Portfolio Manager with Chemical
                                      Bank.

Russell Read,
Vice President                        Consultant for Prudential Insurance on behalf
                                      of the General Motors Pension Plan.

Thomas Reedy,
Vice President                        An officer and/or portfolio manager of certain
                                      Oppenheimer funds. Formerly a Securities
                                      Analyst for the Manager.

David Robertson,
Vice President                        None.

Adam Rochlin,
Vice President                        Formerly a Product Manager for Metropolitan
                                      Life Insurance Company.

Michael S. Rosen
Vice President; President:
Rochester Division                    An officer and/or portfolio manager of certain
                                      Oppenheimer funds. Formerly Vice President of
                                      RFS, President and Director of RFD, Vice
                                      President and Director of FMC, Vice President
                                      and director of RCAI, General Partner of RCA,
                                      an officer and/or portfolio manager of certain
                                      Oppenheimer funds.

David Rosenberg,
Vice President                        An officer and/or portfolio manager of certain
                                      Oppenheimer funds.
Richard H. Rubinstein,
Senior Vice President                 An officer and/or portfolio manager of certain
                                      Oppenheimer funds; formerly Vice President and
                                      Portfolio Manager/Security Analyst for
                                      Oppenheimer Capital Corp., an investment
                                      adviser.

Lawrence Rudnick,
Assistant Vice President              Formerly Vice President of Dollar Dry Dock
                                      Bank.

James Ruff,
Executive Vice President              None.

Ellen Schoenfeld,
Assistant Vice President              None.

Stephanie Seminara,
Vice President                        Formerly Vice President of Citicorp Investment
                                      Services.

Diane Sobin,
Vice President                        An officer and/or portfolio manager of certain
                                      Oppenheimer funds; formerly a Vice President
                                      and Senior Portfolio Manager for Dean Witter
                                      InterCapital, Inc.

Richard A. Soper,                     None.
Assistant Vice President

Nancy Sperte,
Executive Vice President
                                      None.

Donald W. Spiro,
Chairman Emeritus                     Vice Chairman and Trustee of the New York-based
                                      Oppenheimer funds; formerly Chairman of the
                                      Manager and the Distributor.

Arthur Steinmetz,
Senior Vice President                 An officer and/or portfolio manager of certain
                                      Oppenheimer funds.

Ralph Stellmacher,
Senior Vice President                 An officer and/or portfolio manager of certain
                                      Oppenheimer funds.

John Stoma,
Senior Vice President,
Director Retirement Plans             Formerly Vice President of U.S. Group Pension
                                      Strategy and Marketing for Manulife Financial.

Michael C. Strathearn,
Vice President                        An officer and/or portfolio manager of certain
                                      Oppenheimer funds; a Chartered Financial
                                      Analyst; a Vice President of HarbourView; prior
                                      to March, 1996 he was an equity portfolio
                                      manager for Panorama Series Fund, Inc. and
                                      other mutual funds and pension accounts managed
                                      by G.R. Phelps.

James C. Swain,
Vice Chairman of the Board            Chairman, CEO and Trustee, Director or Managing
                                      Partner of the Denver-based Oppenheimer Funds;
                                      President and a Director
                                      of Centennial; formerly President and Director
                                      of OAMC, and Chairman of the Board of SSI.

James Tobin,
Vice President                        None.

Jay Tracey,
Vice President                        Vice President of the Manager; Vice President
                                      and Portfolio Manager of Oppenheimer Discovery
                                      Fund, Oppenheimer Global Emerging Growth Fund
                                      and Oppenheimer Enterprise Fund.  Formerly
                                      Managing Director of Buckingham Capital
                                      Management.

Gary Tyc,
Vice President, Assistant
Secretary and Assistant Treasurer     Assistant Treasurer of the Distributor and
                                      SFSI.

Ashwin Vasan,
Vice President                        An officer and/or portfolio manager of certain
                                      Oppenheimer funds.

Valerie Victorson,
Vice President                        None.

Dorothy Warmack,
Vice President                        An officer and/or portfolio manager of certain
                                      Oppenheimer funds.

Jerry A. Webman,
                                      Director of New York-based tax-exempt
                                      fixed income Oppenheimer funds;
                                      Formerly Managing Director and Chief
                                      Fixed Income Strategist at Prudential
                                      Mutual Funds.

Christine Wells,
Vice President                        None.

Kenneth B. White,
Vice President                        An officer and/or portfolio manager of certain
                                      Oppenheimer funds; a Chartered Financial
                                      Analyst; Vice President of HarbourView; prior
                                      to March, 1996 he was an equity portfolio
                                      manager for Panorama Series Fund, Inc. and
                                      other mutual funds and pension funds managed by
                                      G.R. Phelps.

William L. Wilby,
Senior Vice President                 An officer and/or portfolio manager of certain
                                      Oppenheimer funds; Vice President of
                                      HarbourView.

Carol Wolf,
Vice President                        An officer and/or portfolio manager of certain
                                      Oppenheimer funds; Vice President of
                                      Centennial; Vice President, Finance and
                                      Accounting and member of the Board of Directors
                                      of the Junior League of Denver, Inc.

Robert G. Zack,
Senior Vice President and
Assistant Secretary                   Associate General Counsel of the Manager;
                                      Assistant Secretary of the Oppenheimer funds;
                                      Assistant Secretary of SSI, SFSI; an officer      of
                                      other Oppenheimer Funds.

Arthur J. Zimmer,
Vice President                        An officer and/or portfolio manager of certain
                                      Oppenheimer funds; Vice President of
                                      Centennial.


The Oppenheimer Funds include the New York-based Oppenheimer funds, the Denver-based Oppenheimer funds, and the Rochester-based
Oppenheimer funds, set forth below:

New York-based Oppenheimer Funds
--------------------------------
Oppenheimer Multiple Strategies Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Discovery Fund
Oppenheimer Developing Markets Fund
Oppenheimer Enterprise Fund
Oppenheimer Global Emerging Growth Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer International Growth Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust
Oppenheimer New York Municipal Fund
Oppenheimer Fund
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Quest for Value Funds
Oppenheimer Series Fund, Inc.
Oppenheimer Municipal Bond Fund
Oppenheimer U.S. Government Trust
Oppenheimer World Bond Fund

Denver-based Oppenheimer Funds
------------------------------
Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Daily Cash Accumulation Fund, Inc.
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Equity Income Fund
Oppenheimer High Yield Fund
Oppenheimer Integrity Funds
Oppenheimer International Bond Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Funds, Inc.
Oppenheimer Strategic Income Fund
Oppenheimer Strategic Income & Growth Fund
Oppenheimer Municipal Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Variable Account Funds
Panorama Series Fund, Inc.
The New York Tax-Exempt Income Fund, Inc.

Rochester-based Oppenheimer Funds
---------------------------------
Bond Fund Series - Oppenheimer Bond Fund For
  Growth
Rochester Fund Municipals
Rochester Portfolio Series - Limited Term
  New York Municipal Fund

     The address of OppenheimerFunds, Inc., the New York-based Oppenheimer Funds, OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer Partnership Holdings, Inc., and Oppenheimer Acquisition Corp. is Two World Trade Center, New York, New York 10048-0203.

     The address of the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc.,
OppenheimerFunds Services, Centennial Asset Management Corporation, Centennial Capital Corp., and Oppenheimer Real Asset Management,
Inc., is 6803 South Tucson Way, Englewood, Colorado 80112.

      The address of MultiSource Services, Inc. is 1700 Lincoln
Street, Denver, CO 80203.

     The address of the Rochester-based Oppenheimer funds is 350
Linden Oaks, Rochester, New York 14625-2807.

Item 29.                              Principal Underwriter
--------                              ---------------------

(a) OppenheimerFunds Distributor, Inc. is the Distributor of Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 28(b) above.

(b) The directors and officers of the Registrant's principal underwriter are:

                                                          Positions and
Name & Principal           Positions & Offices            Offices with
Business Address           with Underwriter               Registrant
----------------           -------------------            -------------


George Clarence Bowen+     Vice President & Treasurer          Vice President and
                                                          Treasurer of the NY-
                                                          based Oppenheimer
                                                          funds / Vice
                                                          President, Secretary
                                                          and Treasurer of the
                                                          Denver-based Oppen-
                                                          heimer funds


Julie Bowers               Vice President                 None
21 Dreamwold Road
Scituate, MA 02066

Peter W. Brennan           Vice President                 None
1940 Cotswold Drive
Orlando, FL 32825

Maryann Bruce*             Senior Vice President -        None
                           Director - Financial
                           Institution Div.

Robert Coli                Vice President                 None
12 White Tail Lane
Bedminster, NJ 07921

Ronald T. Collins          Vice President                 None
710-3 E. Ponce DeLeon Ave.
Decatur, GA  30030

Bill Coughlin              Vice President                 None
34251/2 Irving Avenue So.
Minneapolis, MN  55408


Mary Crooks+               Senior Vice President          None


E. Drew Devereaux ++       Assistant Vice President       None
Andrew John Donohue*       Executive Vice                 Secretary of
                           President, General             the New York-
                           Counsel and Director           based Oppen-heimer
                                                          funds / Vice President
                                                          of the Denver-based
                                                          Oppen-heimer funds

Wendy H. Ehrlich           Vice President                 None
4 Craig Street
Jericho, NY 11753

Kent Elwell                Vice President                 None
41 Craig Place
Cranford, NJ  07016

John Ewalt                 Vice President                 None
2301 Overview Dr. NE
Tacoma, WA 98422

Katherine P. Feld*         Vice President & Secretary     None

Mark Ferro                 Vice President                 None
43 Market Street
Breezy Point, NY 11697


Ronald H. Fielding++       Vice President; Chairman:
                           Rochester Division             None

Reed F. Finley             Vice President -               None
320 E. Maple, Ste. 254     Financial Institution Div.
Birmingham, MI  48009

Wendy Fishler*             Vice President -               None
                           Financial Institution Div.

Ronald R. Foster           Senior Vice President          None
139 Avant Lane
Cincinatti, OH  45249

Patricia Gadecki           Vice President                 None
3906 Americana Drive
Tampa, FL  3334

Luiggino Galletto          Vice President                 None
10239 Rougemont Lane
Charlotte, NC 28277

Mark Giles                 Vice President -               None
5506 Bryn Mawr             Financial Institution Div.
Dallas, TX 75209

Ralph Grant*               Vice President/National        None
                           Sales Manager - Financial
                           Institution Div.

Sharon Hamilton            Vice President                 None
720 N. Juanita Ave. - #1
Redondo Beach, CA 90277

Mark D. Johnson            Vice President                 None
7512 Cromwell Dr. Apt 1
Clayton, MO  63105

Michael Keogh*             Vice President                 None

Richard Klein              Vice President                 None
4820 Fremont Avenue So.
Minneapolis, MN 55409

Ilene Kutno*               Vice President -               None
                           Director - Regional Sales

Wayne A. LeBlang           Senior Vice President -        None
23 Fox Trail               Director Eastern Div.
Lincolnshire, IL 60069

Dawn Lind                  Vice President -               None
7 Maize Court              Financial Institution Div.
Melville, NY 11747

James Loehle               Vice President                 None
30 John Street
Cranford, NJ  07016

John McDonough             Vice President                 None
P.O. Box 760
50 Riverview Road
New Castle, NH  03854

Laura Mulhall*             Senior Vice President -        None
                           Director of Key Accounts

Timothy G. Mulligan ++     Vice President                 None

Charles Murray             Vice President                 None
50 Deerwood Drive
Littleton, CO 80127

Wendy Murray               Vice President                 None
114-B Larchmont Acres West
Larchmont, NY  10538

Joseph Norton              Vice President                 None
2518 Fillmore Street
Apt. 1
San Francisco, CA  94115

Patrick Palmer             Vice President                 None
958 Blue Mountain Cr.
West Lake Village, CA 91362

Randall Payne              Vice President -               None
1307 Wandering Way Dr.     Financial Institution Div.
Charlotte, NC 28226

Gayle Pereira              Vice President                 None
2707 Via Arboleda
San Clemente, CA 92672

Charles K. Pettit          Vice President                 None
22 Fall Meadow Dr.
Pittsford, NY  14534

Bill Presutti              Vice President                 None
1777 Larimer St. #807
Denver, CO  80202

Tilghman G. Pitts, III*    Chairman & Director            None

Elaine Puleo*              Vice President -               None
                           Financial Institution Div.,
                           Director -
                           Key Accounts

Minnie Ra                  Vice President -               None
0895 Thirty-First Ave.     Financial Institution Div.
Apt. 4
San Francisco, CA 94121

Michael Raso               Vice President                 None
30 Hommocks Road
Apt. 30
Larchmont, NY  10538

John C. Reinhardt ++       Vice President                 None

Ian Robertson              Vice President                 None
4204 Summit Way
Marietta, GA 30066

Michael S. Rosen++         Vice President, President:
                           Rochester Division             None

Kenneth Rosenson           Vice President                 None
3802 Knickerbocker Place
Apt. 3D
Indianapolis, IN  46240

James Ruff*                President                      None

Timothy Schoeffler         Vice President                 None
1717 Fox Hall Road
Wasington, DC  20007

Mark Schon                 Vice President                 None
10483 E. Corrine Dr.
Scottsdale, AZ 85259

Michael Sciortino          Vice President                 None
3114 Hickory Run
Sugarland, TX  77479

Robert Shore               Vice President -               None
26 Baroness Lane           Financial Institution Div.
Laguna Niguel, CA 92677

Peggy Spilker ++           Vice President                 None

Michael Stenger            Vice President                 None
8572 Saint Ives Place
Cincinnati, OH  45255

George Sweeney             Vice President                 None
1855 O'Hara Lane
Middletown, PA 17057

Scott McGregor Tatum       Vice President                 None
7123 Cornelia Lane
Dallas, TX  75214

David G. Thomas            Vice President -               None
111 South Joliet Circle    Financial Institution Div.
#304
Aurora, CO  80112

Philip Trimble             Vice President                 None
2213 West Homer
Chicago, IL 60647

Gary Paul Tyc+             Assistant Treasurer            None

Mark Stephen Vandehey+     Vice President                 None


*  Two World Trade Center, New York, NY 10048-0203
+  6803 South Tucson Way, Englewood, CO 80112
++ 350 Linden Oaks, Rochester, NY  14625-2807 (the "Rochester
   Division")

 (c)  Not applicable.

ITEM 30.   Location of Accounts and Records

 The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Englewood, Colorado 80112.

Item 31.  Management Services

 Not applicable.

Item 32.  Undertakings

 (a)  Not applicable.

 (b)  Not applicable.

 (c)  Not applicable.

 (d) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of the removal of a Trustee or Trustees when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

                                SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 21st day of January, 1997.

                     OPPENHEIMER GLOBAL GROWTH & INCOME FUND

                         By: /s/ Bridget A. Macaskill*
                         ----------------------------------------
                         Bridget A. Macaskill, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                      Title               Date
----------                      -----               ----
/s/ Leon Levy*                  Chairman of the
--------------                  Board of Trustees   January 21, 1997
Leon Levy

/s/ Donald W. Spiro*            Trustee             January 21, 1997
--------------------
Donald W. Spiro

/s/ George Bowen*               Treasurer and
-----------------               Principal Financial
George Bowen                    and Accounting
                                Officer             January 21, 1997

/s/ Robert G. Galli*            Trustee             January 21, 1997
-------------------
Robert G. Galli

/s/ Benjamin Lipstein*          Trustee             January 21, 1997
----------------------
Benjamin Lipstein


/s/ Bridget A. Macaskill*       President and
-------------------------       Trustee             January 21, 1997
Bridget A. Macaskill

/s/ Elizabeth B. Moynihan*      Trustee             January 21, 1997
--------------------------
Elizabeth B. Moynihan


/s/ Kenneth A. Randall*         Trustee             January 21, 1997
-----------------------
Kenneth A. Randall

/s/ Edward V. Regan*            Trustee             January 21, 1997
--------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.*   Trustee             January 21, 1997
-----------------------------
Russell S. Reynolds, Jr.

/s/ Pauline Trigere*            Trustee             January 21, 1997
--------------------
Pauline Trigere

/s/ Clayton K. Yeutter*         Trustee             January 21, 1997
-----------------------
Clayton K. Yeutter


*By: /s/ Robert G. Zack
--------------------------------
Robert G. Zack, Attorney-in-Fact

                  OPPENHEIMER GLOBAL GROWTH & INCOME FUND

                               EXHIBIT INDEX



Item No.             Description
--------             -----------

24(b)(4)(i)          Specimen Class A Share Certificate

24(b)(4)(ii)         Specimen Class B Share Certificate

24(b)(4)(iii)        Specimen Class C Share Certificate

24(b)(11)       Independent Auditor's Consent

24(b)(16)       Performance Data Computation Schedule

24(b)(17)(i)         Financial Data Schedule for Class A Shares
                at 9/30/96

24(b)(17)(ii)        Financial Data Schedule for Class B Shares
                at 9/30/96

24(b)(17)(iii)  Financial Data Schedule for Class C Shares
                at 9/30/96